As filed with the Securities and Exchange Commission on April 27 , 2001


                           Registration No. 333-44839


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                      (X)

                         PRE-EFFECTIVE AMENDMENT NO. ( )
                                      -----
                         POST-EFFECTIVE AMENDMENT NO. 4
                                       --

                                      (X )

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                                      (X)


                                Amendment No. 21
                                     -------

                                      (X)
                        (Check appropriate box or boxes)


                              MAXIM SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111

            (Address of Depositor's Principal Executive Offices) (Zip
               Code) Depositor's Telephone Number, including Area
                                      Code:
                                 (800) 537-2033


                               William T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8525 East Orchard Road

                        Greenwood Village, Colorado  80111
                     (Name and Address of Agent for Service)


                                    Copy to:

                              James F. Jorden, Esq.
                                 Jorden Burt LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-0805
                               Title of Securities
   -------------------------------------------------------------------------
         Being Registered: Flexible Premium Deferred Annuity Contracts.

It is proposed that this filing will become effective (check appropriate space):


        _____ Immediately upon filing pursuant to paragraph (b) of Rule 485.
        __X__ On May 1, 2001, pursuant to paragraph (b) of Rule 485. ____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485. _____ On ____________, pursuant to paragraph (a)(1) of Rule 485.




        If appropriate, check the following:

        _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                        1
                           The AICPA Variable Annuity
                  A flexible premium deferred variable annuity
                                 Distributed by
                           BenefitsCorp Equities, Inc.
                             ---------------------------------------------
                                    Issued by
                   Great-West Life & Annuity Insurance Company

--------------------------------------------------------------------------------
OVERVIEW
This Prospectus describes The AICPA Variable Annuity--a flexible premium deferred annuity contract designed to help you in long-term financial planning. The Contract provides an annuity insurance contract whose value is based on the investment performance of Investment Divisions that you select. It is issued as a group contract by Great-West Life & Annuity Insurance Company (we, us, Great-West or GWL&A) and is issued to the American Institute of Certified Public Accountants. Depending on your state, members, spouses of members and employees of AICPA may be eligible to participate in The AICPA Variable Annuity. When you participate in The AICPA Variable Annuity, you will be issued a certificate showing your interest under the group contract--both the group contract and the certificate will be referred to as the "Contract" throughout this prospectus.

Who Should Invest
The Contract is designed for investors who are seeking long-term, tax-deferred asset accumulation with a wide range of investment options. It is intended for individuals who are affiliated with the American Institute of Certified Public Accountants.

Allocating Your Money
You can allocate your money among 8 Investment Divisions of the Maxim Series Account - each Investment Division invests all of its assets in one of 8 corresponding mutual funds ("Eligible Funds"). The Eligible Funds are:

Maxim Series Fund, Inc.: Maxim Money Market Portfolio; Maxim T. Rowe Price Equity/Income Portfolio; Maxim INVESCO Balanced Portfolio; Maxim Growth Index Portfolio

Dreyfus  Stock Index Fund

Janus Aspen  Series:  Janus Aspen  Flexible
Income Portfolio

Neuberger Berman Advisers Management Trust: Neuberger Berman AMT Partners Portfolio

Franklin  Templeton  Variable  Insurance  Product  Trust:   Templeton
International Securities Fund - Class 1

Payment Options
You may choose from a wide range of annuity options to provide flexibility in choosing an annuity payment schedule that meets your needs. These annuity options include alternatives designed to provide payments for life (for either a single or joint life), with or without a guaranteed minimum number of payments.

For more information, please contact the Annuity Service Center.


This prospectus presents important information you should read before purchasing the Contract. Please read it carefully and keep it for future reference. You can find more detailed information about the Contract in the Statement of Additional Information dated April 30, 2001, and filed with the Securities and Exchange Commission. Its table of contents may be found on the last page of this prospectus. The Statement of Additional Information is incorporated by reference into this prospectus, which means it is legally a part of this prospectus. You can obtain it without charge by contacting the Annuity Service Center at 800-355-1608, or P.O. Box 1700, Denver, Colorado 80201, or by visiting the Securities and Exchange Commission's web site at http:\\ www.sec.gov.

The Contract will no longer be available to new investors as of June 29, 2001. Existing investors may continue to make additional Contributions and participate in the Contract according to its terms.

   The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Please read this Prospectus and keep it for future reference. The date of this Prospectus is April 30, 2001

                                        2
 .
--------------------------------------------------------------------------------
TABLE OF CONTENTS
Definitions..................................3
Key Features of the Contract.................5
    How to Invest............................5
    Allocation of Your Contributions.........5
    Free Look Period.........................5
    A Wide Range of Investment Choices.......5
    Charges and Deductions Under the Contract5
    Making Transfers.........................5
    Full and Partial Withdrawals.............5
    Payment Options..........................6
    Death Benefit............................6
    Customer Service.........................6

Fee Table....................................6
Eligible Fund Annual Expenses................7
Condensed Financial Information..............7
Great-West Life & Annuity Insurance Company..9
The Series Account...........................9
The Eligible Funds...........................9

    Meeting Investment Objectives...........10
    Reinvestment............................10
    Where to Find More Information
    About the Eligible Funds................10
Application and Initial Contribution........11
Ongoing Contributions.......................11
Annuity Account Value.......................11
Transfers...................................12
    In General..............................12
    Possible Restrictions...................12
Dollar Cost Averaging.......................12
Rebalancer..................................13
Cash Withdrawals............................14
    Tax Consequences of Withdrawals.........14
Telephone Transactions......................14
Death Benefit...............................14
    Beneficiary.............................16
    Contingent Annuitant....................16

Charges and Deductions......................16
    Mortality and Expense Risk Charge.......16
    Certificate Maintenance Charge..........17
    Premium Tax.............................17
    Transfer Fee............................17
    Other Taxes.............................17
    Expenses of the Eligible Funds..........17
Periodic Withdrawals........................17
    Periodic Withdrawal Payment
    Options.................................18
Annuity Payment Options.....................18
    Annuity Commencement Date...............18
    Annuity Options.........................18
    Variable Annuity Payment Options........19
    Variable Annuity Payment Provisions.....19

Federal Tax Matters.........................20
    Taxation of Annuities...................20
    Withdrawals.............................20
    Annuity Payments........................20
    Penalty Tax.............................21
    Taxation of Death Benefit Proceeds......21
    Distribution at Death...................21
    Diversification of Investments..........21
    Owner Control...........................21
    Transfers, Assignments or
    Exchanges...............................21
    Multiple Contracts......................21
    Withholding.............................21
    Section 1035 Exchanges..................21
Seek Tax Advice.............................21
Assignments or Pledges......................22
Performance Data............................22
Distribution of the Contracts...............24
Voting Rights...............................24
Rights Reserved by Great-West...............25
Adding and Discontinuing
Investment Options..........................25
Substitution of Investments.................25
Legal Matters...............................25
Available Information.......................26
Appendix A-Condensed Financial Information..27
Appendix B-Net Investment Factor Calculation.28

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.



                             The Contract is not available in all states.
                                        3

--------------------------------------------------------------------------------
DEFINITIONS
Accumulation Period
The period between the Effective Date and the Annuity Commencement Date. During this period, you are making Contributions to the Contract. Accumulation Unit An accounting measure used to determine the Annuity Account Value before the date annuity payments commence.
Annuitant
The person named in the application upon whose life the payment of an annuity is based and who will receive annuity payments. Unless you elect otherwise, the Owner will be the Annuitant. If a Contingent Annuitant is named, the Annuitant will be considered the Primary Annuitant. Annuity Account An account established by us in your name that reflects all account activity under this Contract. Annuity Account Value The total value of your Variable Sub-Accounts--less any withdrawals, amounts applied to an annuity option, charges deducted under the Contract, and any applicable Premium Tax. Annuity Commencement Date The date on which annuity payments commence under a payment option. The Annuity Commencement Date must be at least one year after the Effective Date. If you do not indicate an Annuity Commencement Date on your application or written Request to us and are not exercising a periodic withdrawal option, annuity payments will commence on the first day of the month of the Annuitant's 91st birthday. You may change the Annuity Commencement Date within 60 days prior to commencement of annuity payments or your Beneficiary may change it upon your death.

Payments made after the Annuity Commencement Date are referred to as annuity payments. Contractual rights that were available prior to electing an annuity option are no longer applicable after the Annuity Commencement Date.
Annuity Payment Period
The period beginning on the Annuity Commencement Date during which we make annuity payments.

Annuity Service Center
P.O. Box 1700, Denver, Colorado 80201, telephone 800-355-1608.
Annuity Unit
An accounting measure we use to determine the amount of any variable annuity payment after the first annuity payment is made. Automatic Contribution Plan A plan which allows you to make automatic scheduled Contributions to the Contract. Contributions will be withdrawn from a designated pre-authorized account and automatically credited to your Annuity Account.
Beneficiary
The person(s) designated by you to receive any death benefit under the terms of the Contract. Contingent Annuitant The person named in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant. Contract Anniversary Date The anniversary of the Effective Date of your Contract. Contributions
Amounts you pay to purchase a Contract.
Eligible Fund
A mutual fund in which an Investment Division invests all of its assets. Effective Date
The date on which the initial Contribution is credited to your Annuity Account. Investment Division The Series Account is divided into Investment Divisions, one for each Eligible Fund. Each Investment Division invests all of its assets in the corresponding Eligible Fund. You select one or more Investment Divisions to which you allocate Annuity Account Value - your allocated Annuity Account Value will reflect the investment performance of the corresponding Eligible Funds. Owner (Joint Owner) or You The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract. Joint Owners must be husband and wife on the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application.


                                        4
Payment Commencement Date
The date on which periodic withdrawals begin under a payout option. The Payment Commencement Date must be at least one year after the Effective Date.

While you are receiving periodic withdrawals you may continue to exercise all contractual rights that are available prior to electing an annuity option, except that no Contributions may be made. You may request that periodic withdrawals stop and you may change the withdrawal option and/or frequency once each calendar year.
Premium Tax
A tax charged by a state or other governmental authority. The range of Premium Taxes currently is 0% to 3.50% and may be assessed at the time you make a Contribution or when you make withdrawals or annuitize.
Request
Any written, telephoned, or computerized instruction in a form satisfactory to Great-West and received at the Annuity Service Center (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable). Series Account The segregated account established by Great-West to provide the funding options for the Contract. It is registered as a unit investment trust under the Investment Company Act of 1940 and consists of the various Investment Divisions.
Surrender Value
The Annuity Account Value on the effective date of the surrender.

Transaction Date
The date on which any Contribution or Request from you will be processed. Contributions and Requests received at the Annuity Service Center after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) will be deemed to have been received on the next business day. Transaction Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading. On the day after Thanksgiving, however, you can submit transaction Requests only by automated voice response unit or by fully automated computer link. Transfer When you move money from and among the Investment Divisions.
Valuation Date
A date on which we calculate the value of the Investment Divisions. This calculation is made as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time). The day after Thanksgiving is a Valuation Date.
Variable Sub-Accounts
An account we maintain for you that reflects the value credited to you from an Investment Division.

                                        5

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KEY FEATURES OF THE CONTRACT
Following are some of the key features of The AICPA Variable Annuity. These topics are discussed in more detail throughout the prospectus so please be sure to read through it carefully. How to Invest You must complete an application and pay by check or Automatic Contribution Plan. The minimum initial investment is:
o       $2,000; or

o $1,000 if Contributions are made via Automatic Contribution Plan The minimum ongoing Contribution:
o       $250; or
o       $100 per month if made via Automatic Contribution Plan
Allocation of Your Contributions

Your initial Contribution will be allocated to the Maxim Money Market Investment Division until the Transaction Date following the end of the free look period. At that time, your Annuity Account Value will be allocated to the Investment Divisions based on the instructions specified in your application. You can change your allocation instructions at any time by Request. Free Look Period The Contract provides for a free look period which allows you to cancel your Contract generally within 10 days of your receipt of the Contract. You can cancel the Contract during the free look period by delivering or mailing the Contract to the Annuity Service Center. The cancellation is not effective unless we receive the Contract in person or post-marked before the end of the free look period. If the Contract is returned, the Contract will be void from the start and the greater of the following will be refunded:

o Contributions received, less surrenders, withdrawals and distributions; or o The Annuity Account Value.



A Wide Range of Investment Choices
The Contract gives you an opportunity to select among eight different Investment Divisions. Each Investment Division invests in shares of an Eligible Fund. The Eligible Funds cover a wide range of investment choices. The distinct investment objectives and policies for each Eligible Fund are more fully described in the individual fund prospectuses. You can obtain the prospectuses by contacting Great-West.
The portion of your Annuity Account Value allocated to an Investment Division will vary with the investment performance of that Investment Division. You bear the entire investment risk for all amounts invested in the Investment Division(s). Your Annuity Account Value could be less than the total amount of your Contributions.
Charges and Deductions Under the Contract
You will pay no sales charges, redemption, or withdrawal charges. You will, however, pay the following annual charges: o A mortality and expense risk charge of 0.50% of the net assets in your Variable Sub-Accounts. o A Certificate Maintenance Charge of up to $30 will be deducted annually from your Annuity

    Account Value. This charge is waived if your Annuity Account Value equals or exceeds $25,000. o A Transfer fee of $10 for each Transfer in excess of twenty-four Transfers per calendar year. Depending on your state of residence, we may be required to deduct a charge for Premium Tax from Contributions or amounts withdrawn or at the Annuity Commencement Date. In addition, you indirectly pay for management fees and other expenses relating to the Eligible Funds when you allocate money to the corresponding Investment Divisions.

Making Transfers
You can Transfer among the Investment Divisions as often as you like. Each Transfer in excess of 24 in a calendar year will be subject to a $10 charge. Full and Partial Withdrawals You may withdraw all or part of your Annuity Account Value before the earlier of the Annuity Commencement Date you selected or the Annuitant's or Owner's death.

Withdrawals may be taxable and if made prior to age 59 1/2, may be subject to a 10% federal penalty tax. There is no limit on the number of withdrawals you can make.


                                        6
Payment Options
You may choose from a wide range of annuity options to provide flexibility in choosing an annuity payment schedule that meets your needs. These annuity options include alternatives designed to provide payments for life (for either a single or joint life), with or without a guaranteed minimum number of payments. Death Benefit
The amount of the death benefit, if payable before annuity payments commence, will be the greater of: o the Annuity Account Value as of the date a Request for payment is received, less Premium Tax, if any; or

o    the  sum  of  Contributions  paid,  less  partial   withdrawals,   periodic
     withdrawals, any charges deducted under the Contract and Premium Tax, if any.

Customer Service
Professional representatives are available toll-free to assist you. If you have any questions about your Contract, please telephone the Annuity Service Center at 800-355-1608 or write to the Annuity Service Center at:
                                  P.O. Box 1700
                             Denver, Colorado 80201

All inquiries should include the Contract number and your name as Owner. As an Owner, you will receive statements confirming any transactions relating to your Contract, as well as a quarterly statement and annual reports.




--------------------------------------------------------------------------------

                                        6



--------------------------------------------------------------------------------
FEE TABLE

The purpose of this table and the examples that follow is to assist you in understanding the various costs and expenses that you will bear directly or indirectly when investing in the Contract. The table and examples reflect expenses related to the Series Account and the Eligible Funds. Owner transaction expenses
Sales load _____________________________________ None
Surrender fee __________________________________ None
Transfer fee (first 24 per year1) ______________ None
Annual Certificate Maintenance Charge2 _________ $30.00

Series Account annual expenses (as a percentage of average account assets) Mortality and expense risk charge ______________ 0.50%
Administrative expense charge __________________ 0.00%
Total Series Account annual expenses ___________ 0.50%






                                        7
--------------------------------------------------------------------------------
ELIGIBLE FUND ANNUAL EXPENSES1


(as a percentage of Eligible Fund net assets, after reimbursements for the period ended December 31, 2000)

------------------------------------------------ -------------- ----------- ---------------------
                   Portfolio                      Management    Other       Total eligible fund
                                                     fees        expenses         expenses
------------------------------------------------ -------------- ----------- ---------------------
------------------------------------------------ -------------- ----------- ---------------------
Maxim Money Market Portfolio                         0.46%         -
                                                                            0.46%


------------------------------------------------ -------------- ----------- ---------------------
------------------------------------------------ -------------- ----------- ---------------------

Janus Aspen Flexible Income Portfolio                0.65%        0.11%             0.76%

------------------------------------------------ -------------- ----------- ---------------------
------------------------------------------------ -------------- ----------- ---------------------

Maxim T. Rowe Price Equity/Income Portfolio          0.80%       0.10%              0.90%

------------------------------------------------ -------------- ----------- ---------------------
------------------------------------------------ -------------- ----------- ---------------------
Maxim INVESCO Balanced Portfolio                     1.00%         -                1.00%
------------------------------------------------ -------------- ----------- ---------------------
------------------------------------------------ -------------- ----------- ---------------------
Dreyfus Stock Index Fund                             0.25%        0.01%             0.26%
------------------------------------------------ -------------- ----------- ---------------------
------------------------------------------------ -------------- ----------- ---------------------
Maxim Growth Index Portfolio                         0.60%         -                0.60%
------------------------------------------------ -------------- ----------- ---------------------
------------------------------------------------ -------------- ----------- ---------------------

Neuberger Berman AMT Partners Portfolio              0.82%        0.10%             0.92%

------------------------------------------------ -------------- ----------- ---------------------
------------------------------------------------ -------------- ----------- ---------------------

Templeton International Securities Fund (Class 1)    0.67%        0.20%             0.87%

------------------------------------------------ -------------- ----------- ---------------------
1The Eligible Fund Annual Expenses and the examples are based on data provided by the
Eligible Funds. Great-West has no reason to doubt the accuracy or completeness of that data, but Great-West has not verified the Eligible Funds' figures, other than the portfolios of
Maxim Series Fund, Inc.




                                        8
Examples
If you retain, annuitize or surrender the Contract at the end of the applicable time period, you would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return. These examples assume that no Premium Taxes have been assessed.

------------------------------------------------- ----------- ------------- ------------- ----------------
              Investment Divisions                  1 year      3 years       5 years        10 years
------------------------------------------------- ----------- ------------- ------------- ----------------
------------------------------------------------- ----------- ------------- ------------- ----------------
Maxim Money Market Portfolio                          $12           $39           $71           $177
------------------------------------------------- ----------- ------------- ------------- ----------------
------------------------------------------------- ----------- ------------- ------------- ----------------

Janus Aspen Flexible Income Portfolio                 $15           $49           $89           $220

------------------------------------------------- ----------- ------------- ------------- ----------------
------------------------------------------------- ----------- ------------- ------------- ----------------

Maxim T. Rowe Price Equity/Income Portfolio           $17           $54           $98           $239

------------------------------------------------- ----------- ------------- ------------- ----------------
------------------------------------------------- ----------- ------------- ------------- ----------------
Maxim INVESCO Balanced Portfolio                      $18           $57          $103           $253
------------------------------------------------- ----------- ------------- ------------- ----------------
------------------------------------------------- ----------- ------------- ------------- ----------------
Dreyfus Stock Index Fund                              $10           $33           $59           $148
------------------------------------------------- ----------- ------------- ------------- ----------------
------------------------------------------------- ----------- ------------- ------------- ----------------
Maxim Growth Index Portfolio                          $13           $44           $80           $197
------------------------------------------------- ----------- ------------- ------------- ----------------
------------------------------------------------- ----------- ------------- ------------- ----------------

Neuberger Berman AMT Partners Portfolio               $17           $55           $99           $242

------------------------------------------------- ----------- ------------- ------------- ----------------
------------------------------------------------- ----------- ------------- ------------- ----------------

Templeton International Securities Fund (Class        $16           $53           $96           $235

1)
------------------------------------------------- ----------- ------------- ------------- ----------------


These examples, including the assumed rate of return, should not be considered representations of past or future expenses or performance. Actual expenses paid and performance achieved may be greater or less than those shown.





--------------------------------------------------------------------------------

Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning accumulation units for each Investment Division for each calender year since inception. An accumulation unit is the unit of measure that we use to calculate the value of your interest in an Investment Division. The accumulation unit values do not reflect the deduction of certain charges that are subtracted from your Annuity Account Value, such as the Contract Maintenance Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a more complete picture of each Investment Division's finances and performance, you should also review the Series Account's financial statements, which are in the Series Account's Annual Report dated December 31, 2000 and contained in the Statement of Additional Information.

--------------------------------------------------------------------------------

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Great-West is a stock life insurance company that was originally organized under the laws of the state of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the state of Colorado.

Great-West is an indirect, wholly owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, Jr., through a group of private holding companies which he controls, has voting control of Power Corporation of Canada.

We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam.

--------------------------------------------------------------------------------
THE SERIES ACCOUNT
We established the Maxim Series Account in accordance with Kansas law on June 24, 1981. The Series Account now exists pursuant to Colorado law as a result of the redomestication of Great-West.

The Series Account consists of the Investment Divisions and is registered with the Securities and Exchange. Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). This registration does not involve supervision by the SEC of the Series Account or Great-West.


The Series Account is organized as a "separate account" of Great-West under Colorado law. The Series Account and its Investment Divisions are administered and accounted for as part of the general business of Great-West. However, the income, gains, or losses of each Investment Division are credited to or charged against the assets held in that Investment Division in accordance with the terms of the Contracts, without regard to other income, gains or losses arising out of any other business Great-West may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business Great-West may conduct.

We do not guarantee the investment performance of the Investment Divisions. Your Annuity Account Value and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Therefore, Owners bear the full investment risk for all Contributions allocated to the Investment Divisions.

The Series Account currently has 8 Investment Divisions available for allocation of Contributions. Each Investment Division invests exclusively in shares of one Eligible Fund. If we decide to make additional Investment Divisions available in the future, we may or may not make them available to existing Owners, based on our assessment of marketing needs and investment conditions.

--------------------------------------------------------------------------------
THE ELIGIBLE FUNDS
Each Investment Division invests in a single Eligible Fund. Each Eligible Fund is a separate mutual fund having its own investment objectives and policies. The Eligible Funds are each registered with the SEC under the 1940 Act. This registration does not involve supervision of the management or investment practices of the Eligible Funds by the SEC.

Some of the Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Eligible Funds may differ substantially.

The following sets forth the investment objective of each Eligible Fund and summarizes its principal investment strategy:

The Maxim Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Shares of the Maxim Money Market Portfolio are neither insured nor guaranteed by the U.S. Government. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

The Janus Aspen Flexible Income Portfolio seeks to obtain maximum total return consistent with the preservation of capital. The Portfolio pursues its objective primarily through investments in income-producing securities.

The Maxim T. Rowe Price Equity/Income Portfolio seeks substantial dividend income and also capital appreciation. This portfolio invests primarily in dividend-paying common stocks of established companies.


The Maxim INVESCO Balanced Portfolio seeks high total return on investment through capital appreciation and current income. This portfolio invests in a combination of common stocks and fixed income securities, including preferred stock, convertible securities and bonds. It normally invests a majority of its total assets in common stocks and approximately one-third of its assets in investment grade debt securities.

The Dreyfus Stock Index Fund (advised by the Dreyfus Corporation and its affiliate Mellon Equity Associates). Dreyfus Stock Index Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.

The Maxim Growth Index Portfolio seeks investment results that, before fees, track the total return of the common stocks that comprise the S&P/BARRA Growth Index.* The Portfolio changed its investment objective on July 26, 1999, pursuant to a vote of the majority of shareholders, to track the S&P/BARRA Growth Index. Prior to the change in objective, the Portfolio compared its performance to that of the Russell 1000 Growth Index.
The S&P/BARRA Growth Index is a widely recognized, unmanaged index that contains half of the market value of the S&P 500. The S&P/BARRA Growth Index is comprised of the stocks representing half of the total market value of the S&P 500 with the highest price-to-book value ratios.

          * S&P/BARRA Growth Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the Maxim Series Fund, Inc. and Great-West Life & Annuity Insurance Company. The Maxim Growth Index Portfolio that tracks this index is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation and Standard & Poor's makes no representations regarding the advisability of using any index.





The Neuberger Berman AMT Partners Portfolio seeks capital growth by investing in common stocks and other equity securities of medium or large capitalization established companies. A value-oriented investment approach is used in selecting securities.

The Templeton International Securities Fund's investment objective is long-term capital growth. This Fund invests primarily in stocks of companies located outside the United States, including emerging markets.


Meeting Investment Objectives
The ability of the Eligible Funds to meet their investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of the Eligible Funds will achieve their stated objectives.

Reinvestment
All dividend and capital gain distributions made by an Eligible Fund will be automatically reinvested in shares of the Eligible Fund on the date of the distribution.

Where to Find More Information About the Eligible Funds
Additional information about the Eligible Funds can be found in the current Prospectuses for the Eligible Funds, which can be obtained by calling the Annuity Service Center at 800-355-1608, or by writing to the Annuity Service Center, P.O. Box 1700, Denver, Colorado 80201. The Eligible Funds' Prospectuses should be read carefully before you make a decision to invest in an Investment Division.

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APPLICATION AND INITIAL CONTRIBUTION

The first step to purchasing the Contract is to fill out your application. When you submit it, you must make your initial Contribution of:
o       $2,000; or
o       $1,000 if you are setting up an Automatic Contribution Plan.

All checks should be made payable to Great-West. When you sign up for an Automatic Contribution Plan, we take the amount of money you designate for your ongoing Contributions directly from your bank or savings account. You can designate the date you would like your ongoing Contributions deducted from your account each month.

If your application is complete, including your initial Contribution, generally, your Contract will be issued and your Contribution will be credited within two business days after our receipt. Acceptance is subject to our receipt of sufficient information in a form acceptable to us and we reserve the right to reject any application or Contribution.

If your application is incomplete, Great-West will contact you by telephone to obtain the required information. If your application remains incomplete for five business days, we will return to you your initial Contribution and application unless you consent to our retaining the initial Contribution and crediting it as soon as we have your completed application.

During the ten-day (or longer where required by law) free look period, you may cancel your Contract within ten days after your receipt of the Contract. During the free look period, all Contributions will be processed as follows:

o Amounts you allocate to the Investment Divisions will first be allocated to the Maxim Money Market Investment Division until the Transaction Date following the end of the free look period. On that date, the Annuity Account Value held in the Maxim Money Market Investment Division will be allocated to the Investment Division(s) you selected.

o During the free look period, you may change the Investment Divisions in which you would like to invest as well as your allocation percentages. Any changes you make during the free look period will take effect after the free look period has expired.


Any returned Contracts will be void from the start and the greater of the following will be refunded: o Contributions received less surrenders and withdrawals; or o the Annuity Account Value.
If you exercise the free look privilege, you must return the Contract. We must receive it in person or post-marked prior to the end of the free look period.

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ONGOING CONTRIBUTIONS
You can make additional Contributions at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. Subsequent Contributions must be at least $250 or $100 per month if made via an Automatic Contribution Plan. Subsequent Contributions will be credited on the Transaction Date. You can make total Contributions in excess of $1,000,000 with our prior approval.

Great-West reserves the right to modify the limitations set forth in this section.

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ANNUITY ACCOUNT VALUE
Before the Annuity Commencement Date, your Annuity Account Value is the total dollar amount of all Accumulation Units in your Variable Sub-Accounts.

Each Variable Sub-Account's value prior to the Annuity Commencement Date is equal to: o net Contributions allocated to the corresponding Investment Division; o plus or minus any increase or decrease in the value of the assets of the Variable Sub-Account due to investment results;

o    minus the daily mortality and expense risk charge;

o minus reductions for the Certificate Maintenance Charge deducted on each Contract Anniversary Date;

o    minus any applicable Transfer fees; and

o    minus any withdrawals or Transfers from the Variable Sub-Account.

The value of an Investment Division's assets is determined at the end of each Valuation Date. A valuation period is the period between two successive Valuation Dates.

Your Annuity Account Value reflects the investment performance of the selected Investment Division(s).

                                       15
Upon allocating Contributions to an Investment Division you will be credited with variable accumulation units in that Investment Division. The number of Accumulation Units credited to you is determined by dividing the portion of each Contribution allocated to the Investment Division by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.


We calculate each Investment Division's Accumulation Unit value at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Investment Division's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix B.


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TRANSFERS
In General
Prior to the Annuity Commencement Date you may Transfer all or part of your Annuity Account Value among and between the Investment Divisions by telephone or by sending a Request to the Annuity Service Center or by calling KeyTalkTM - the voice response unit - at 800-355-1608. Your Request must specify:
o       the amounts being transferred;
o       the Investment Division(s) from which the Transfer is to be made; and
o       the Investment Division(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Investment Divisions during any calendar year. However, we reserve the right to limit the number of Transfers you make. Transfers will be effective on the Transaction Date.

There is no charge for the first twenty-four Transfers each calendar year, but there will be a charge of $10 for each additional Transfer made. The charge will be deducted from the amount transferred. All Transfers made on a single Transaction Date will count as only one Transfer toward the twenty-four free Transfers. However, if a one-time rebalancing Transfer also occurs on the Transaction Date, it will be counted as a separate and additional Transfer.

Transfers will result in the purchase and cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and cancellation of such units is made using the Annuity Account Value as of the end of the Valuation Date on which the Transfer is effective.
Possible Restrictions
We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time.

Transfer restrictions may be necessary to protect investors from the negative effect large and/or numerous Transfers can have on portfolio management.

Although you can Request a Transfer by telephone, we reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Investment Divisions may also be subject to any terms and conditions imposed by the Eligible Funds.

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DOLLAR COST AVERAGING

You may arrange for systematic Transfers from any Investment Division to any other Investment Division. These systematic Transfers may be used to Transfer values from the Money Market Investment Division to other Investment Divisions as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market.


You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9th, your first Transfer will be made on April 9 th and every three months on the 9th thereafter (if the 9th is not a Valuation Date, on the next immediately following Valuation Date). Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.


                                       13
If there are insufficient funds in the applicable Variable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume as of the next frequency period once there are sufficient funds in the applicable Variable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payments from the annuity. There is no fee associated with dollar cost averaging. Dollar cost averaging Transfers are not counted against the twenty-four free Transfers allowed in a calendar year.

Dollar cost averaging Transfers must meet the following conditions:

o The minimum amount that can be transferred out of the selected Investment Division is $100 per month.

o You must: (1) specify the dollar amount to be transferred, (2) designate the Investment Division(s) to which the Transfer will be made, and (3) the percent of the dollar amount to be allocated to each Investment Division into which you are transferring money.

You may not participate in dollar cost averaging and rebalancer at the same time.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time and for any reason.
--------------------------------------------------------------------------------
Dollar cost averaging permits you to Transfer your Variable Account Value at regular intervals from one or more Investment Divisions to other Investment Divisions. Doing so allows you to buy more units when the price is lower and fewer units when the price is higher. Over time, your average cost per unit may be more or less than if you invested all your money at one time. Please note that dollar cost averaging does not assure a greater profit or any profit, and will not prevent or necessarily alleviate losses in a declining market.
--------------------------------------------------------------------------------

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REBALANCER
Over time, differences in the investment results of the Investment Divisions will cause the actual allocation of your assets to differ from your selected asset allocation percentages. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.


You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request. There is no charge associated with Rebalancer. However, one-time Rebalancer Transfers count toward the twenty-four free Transfers allowed in a calendar year. As a result, you would only incur a charge in connection with a one-time Rebalancer Transfer if you made more than twenty-three other Transfers in the same calendar year.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter (if the 9th is not a Valuation Date, on the next immediately following Valuation Date). Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. Quarterly, semi-annual and annual rebalancer Transfers will not count toward the 24 free Transfers.


On a Rebalancing Transaction Date, your money will be automatically reallocated among the Investment Divisions based on your allocation instructions. Rebalancer will terminate automatically when you start taking payments from the annuity.

Rebalancer Transfers must meet the following conditions: o Your entire Annuity Account Value must be included.

o You must specify the percentage of your Annuity Account Value you would like allocated to each Investment Division and the frequency of Rebalancing. You may modify the allocations or stop the Rebalancer option at any time.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate Rebalancer at any time and for any reason.
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Rebalancer permits you to rebalance your Variable Account Value so that you may maintain your chosen percentage allocation among Investment Divisions. Please note, Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.
                                       14
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CASH WITHDRAWALS
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request to the Annuity Service Center. Withdrawals are subject to the rules below and federal or state laws, rules or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, on the effective date of surrender, less any applicable Premium Tax. No withdrawals may be made after the Annuity Commencement Date.

If you request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn.

Partial withdrawals are unlimited. However, you must specify the Investment Division(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000 we may require a full surrender. The minimum partial withdrawal is $250.

Withdrawal Requests must be in writing. If your instructions are not clear, your Request for a withdrawal will be denied.

After a withdrawal of all your total Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Tax Consequences of Withdrawals Withdrawals made for any purpose may be taxable.

In addition, the Internal Revenue Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the IRS.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawal is generally considered to be an early withdrawal subject to an additional federal tax of 10%.

Some states also require withholding for state income taxes. For details about state withholding, please see "Federal Tax Matters".

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TELEPHONE TRANSACTIONS
You may make Transfer Requests by telephone or by using KeyTalkTM. The cut off time for telephone Transfer Requests is 4:00 p.m. Eastern time. Requests made via telephone are effective on the Transaction Date.

We will use reasonable procedures to confirm that instructions communicated by telephone are genuine, such as: o requiring some form of personal identification prior to acting on instructions; o providing written confirmation of the transaction; and/or o tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone transaction privileges at any time, for some or all Contracts, and for any reason. Withdrawals are not permitted by telephone.


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DEATH BENEFIT
Death Benefit Payments-After Annuity Commencement Date
If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, payments will continue to the Beneficiary under the payment option applicable to the Annuitant on the Annuitant's date of death. The Beneficiary cannot change the method of distribution in effect on the date of the Annuitant's death or elect a new payment option.

Death Benefit Payments-Before Annuity Commencement Date
If the Owner of the Contract or the named Annuitant dies before the Annuity Commencement Date, a death benefit may be payable. The rules applicable in various circumstances are described below.


                                       15
Death of Owner-Annuitant Before the Annuity Commencement Date
If an Owner-Annuitant dies before the Annuity Commencement Date, and if the surviving spouse of the Owner-Annuitant is the sole Beneficiary, then the surviving spouse will become the new Owner and Annuitant and the Contract will continue in force. If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force. If there is a Joint Owner who is the surviving spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant and Beneficiary and may elect to take the death benefit or continue the Contract in force.

In all other cases, we will pay the death benefit to the Beneficiary, unless the sole Beneficiary is the deceased Owner's surviving spouse and the Beneficiary requests to become the Owner and Annuitant and to continue the Contract in force.

Death of Non-Annuitant Owner Before the Annuity Commencement Date
If the Owner of the Contract who is not the Annuitant dies before the Annuity Commencement Date, the Company will pay the death benefit described under the Contract as follows: o First, to the surviving Joint Owner.
o If there is no surviving Joint Owner, then to the Contingent Owner.
o If there is no Contingent Owner, then to the Annuitant.

If the Owner's surviving spouse is the person entitled to receive benefits upon the Owner's death, the surviving spouse shall be treated as the Owner and will be allowed to continue the Contract.

Death of Non-Owner Annuitant Before the Annuity Commencement Date
If a Non-Owner Annuitant dies before the Annuity Commencement Date, and if no Contingent Annuitant has been named and is then living, the Company will pay the death benefit under the Contract to the Beneficiary. If a Contingent Annuitant has been named prior to the Annuitant's death and is living at the time the Annuitant dies, then no death benefit will be payable by reason of the Annuitant's death and the Contingent Annuitant will become the Annuitant.

Death Benefit Computation and Procedure
If the Owner-Annuitant, Non-Annuitant Owner, or Non-Owner Annuitant (where there is no Contingent Annuitant) dies before the Annuity Commencement Date, the death benefit will be the greater of: o the Annuity Account Value as of the date of the Request, less Premium Tax, if any; or o the sum of Contributions paid, less partial withdrawals, periodic payments, and Premium Tax, if any.

No Surrender Charge will apply to the amounts payable to a Beneficiary.

The death benefit proceeds payable to a Beneficiary will remain invested in accordance with the allocation instruction given by the Owner until either: o new allocation instructions are requested by the Beneficiary; or o the death benefit is actually paid to the Beneficiary.

The death benefit will become payable following receipt by the Company of the Beneficiary's request. Unless otherwise specified by the Owner prior to the Annuitant's death, the Beneficiary may elect, within 60 days after proceeds are payable, to receive:
o       payment in a single sum; or
o       payment under any of the payment options provided under the Contract.

Any payment of benefits under the Contract must satisfy the requirements of the Internal Revenue Code and any other applicable federal or state laws, rules or regulations. All distributions of death benefits upon a Contract Owner's death before the Annuity Commencement Date (or upon the death of a Non-Owner Annuitant, where there is no Contingent Annuitant, if the Owner is a non-individual entity, such as a trust or estate) must be made pursuant to
Section 72(s) of the Internal Revenue Code. These requirements are met if the entire amount is paid on or before December 31 of the year containing the fifth anniversary of the Owner's death. This rule, called the 5-year rule, always applies to payments due to non-individual entities. However, if the person entitled to receive payments required under Section 72(s) of the Internal Revenue Code is an individual, the 5-year rule will not apply if an election is made to begin taking substantially equal periodic payments no later than one year after the Owner's death. Payments may be paid over a period not exceeding the life or life expectancy of such person.

                                       16
Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any death benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.

You may, while the Annuitant is living, change the Beneficiary by Request. A change of Beneficiary will take effect as of the date the Request is processed by the Annuity Service Center, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payment or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after, the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary survives the Owner or Annuitant, as applicable, we will pay the death benefit proceeds to the Owner's estate. Contingent Annuitant While the Annuitant is living, the Owner(s) may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed at the Annuity Service Center, unless a certain date is specified by the Owner(s).

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CHARGES AND DEDUCTIONS
You will not pay any charges at the time you make a Contribution except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) are invested in the Contract.

You pay the following charges under your Contract:
o       charges for our assumption of mortality and expense risks; and
o       a Certificate Maintenance Charge.

You may also pay the following:
o deductions for Premium Tax, if applicable (depending on your state of residence); and o deductions for Transfers (only if you exceed 24 in a calendar year). Mortality and Expense Risk Charge We deduct a Mortality and Expense Risk Charge from your Variable Sub-Account(s) at the end of each Valuation Period to compensate us for bearing certain mortality and expense risks under the Contract. This is a daily charge equal to an effective annual rate of 0.50% of the value of the net assets in your Variable Sub-Account(s). We guarantee that this charge will never increase.

o The mortality risks assumed by us arise from our contractual obligations to make annuity payments determined in accordance with the Contract.

o The expense risk assumed is the risk that our actual expenses in administering the Contract and the Series Account will be greater than anticipated.

The Mortality and Expense Risk Charge is reflected in the unit values for each of your Variable Sub-Accounts.


                                       17
Certificate Maintenance Charge
We currently deduct a $30 annual Certificate Maintenance Charge from the Annuity Account Value on each Contract Anniversary Date. This charge partially covers our costs for administering the Contracts and the Series Account. This charge will cease to apply after the Annuity Commencement Date.

The Certificate Maintenance Charge is deducted from the portion of your Annuity Account Value allocated to the Money Market Investment Division. If you do not have sufficient Annuity Account Value allocated to the Money Market Investment Division to cover the Certificate Maintenance Charge, then the charge or any portion of it will be deducted on a pro rata basis from all your Variable Sub-Accounts.

The Certificate Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $25,000 on your Contract Anniversary Date. If your Annuity Account Value falls below $25,000 due to withdrawals or charges, the Certificate Maintenance Charge will be reinstated until such time as your Annuity Account Value is equal to or greater than $25,000. Premium Tax We may be required to pay state Premium Taxes currently ranging from 0% to 3.50% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we will deduct charges for the Premium Taxes we incur at the time you make a Contribution, from amounts withdrawn, or from amounts applied on the Annuity Commencement Date.
Transfer Fee
There will be a $10 charge for each Transfer in excess of 24 Transfers in any calendar year. Other Taxes Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently made for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.
Expenses of the Eligible Funds

The net asset value of the Eligible Funds reflect the deduction of the Eligible Fund's fees and deductions. You bear these costs indirectly when you allocate money to an Investment Division.



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PERIODIC WITHDRAWALS
You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option.

In requesting periodic withdrawals, you must elect:
o The withdrawal frequency of either 12-, 6-, 3- or 1-month intervals. o
A withdrawal amount--a minimum of $100 is required. o The calendar day of the month on which withdrawals will be made. o One withdrawal option.
o To allocate your withdrawals from your Variable Sub-Account(s) by:
    a) prorating the amount to be paid across all Variable Sub-Accounts in proportion to the assets in each sub-account; or b) selecting the Variable Sub-Account(s) from which withdrawals will be made. Once the Variable Sub-Accounts have been depleted, we will automatically prorate the remaining withdrawals against all remaining available Variable Sub-Accounts unless you request the selection of another Variable Sub-Account.

You may change the withdrawal option and/or the frequency once each calendar year.

While periodic withdrawals are being received:
o You may continue to exercise all contractual rights that are available prior to electing an annuity option, except that no Contributions may be made.
o You may keep the same investment options as were in force before periodic withdrawals began. o Charges and fees under the Contract continue to apply.

Periodic withdrawals will cease on the earlier of the date:

o The amount elected to be paid under the option selected has been reduced to zero.

o    The Annuity Account Value is zero.

o    You request that withdrawals stop.

o    You or the Annuitant dies.


                                       18


Periodic Withdrawal Payment Options
If you choose to receive payments from your annuity through periodic withdrawals, you may select from the following payment options:

Income for a specified period (at least 36 months)
You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

Income of a specified amount (at least 36 months)
You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.

Any other form for a period of at least 36 months Any other form of periodic withdrawal acceptable to Great-West.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% penalty for early withdrawal. A competent tax adviser should be consulted before a periodic withdrawal option is requested.

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ANNUITY PAYMENT OPTIONS
Annuity Commencement Date
You can choose the date you would like annuity payments to start either when you purchase the Contract or at a later date. The date you choose must be at least one year after your initial Contribution. If you do not select an annuity start date, payments will begin on the first day of the month of the Annuitant's 91st birthday.

If you have not elected a payment option within 30 days of the Annuity Commencement Date, your Annuity Account Value held in the Variable Sub-Account(s) will be paid out as a variable life annuity with a guarantee period of 20 years.
Annuity Options
You can choose your annuity payment option either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before the Annuity Commencement Date you selected.

The amount to be paid out is the Annuity Account Value on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payment option is $2,000. If your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a cash withdrawal.

Under an annuity payment option, you can receive payments monthly, quarterly, semi-annually or annually. Payments to be made under the annuity payment option you select must be at least $50. We reserve the right to make payments using the most frequent payment interval which produces a payment of at least $50. The maximum amount that may be applied under any payment option is $1,000,000 unless prior approval is obtained from us.

For annuity options involving life income, the actual age and/or gender of the Annuitant will affect the amount of each payment. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payments until satisfactory proof is received. Since payments to older Annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, the difference with interest may be deducted by us from the next payment or payments. If payments were too small, the difference with interest may be added by us to the next payment. This interest is at an annual effective rate which will not be less than the minimum interest rate allowed by law.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

If you elect a variable annuity, then the amount to be paid out is the Annuity Account Value held in the Variable Sub-Account(s), as of the Annuity Commencement Date, less any applicable Premium Tax.


                                       19
Variable Annuity Payment Options
Variable life annuity with guaranteed period
This option provides for monthly payments during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years. Upon the death of the Annuitant, the amounts payable under this payment option will be paid to the Beneficiary until the guaranteed period has expired.
Variable life annuity
This option provides for monthly payments during the lifetime of the Annuitant. The annuity terminates with the last payment due prior to the death of the Annuitant. Since no minimum number of payments is guaranteed, this option may offer the maximum level of monthly payments. It is possible that only one payment may be made if the Annuitant died before the date on which the second payment is due. Upon the death of the Annuitant, all payments stop and no amounts are payable to the Beneficiary.
Any Other Form
Any other form of variable annuity which is acceptable to us.
Variable Annuity Payment Provisions
Amount of first payment

The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub-Account on the 5th valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option. The rate applied reflects an assumed investment return ("AIR") of 5%. Annuity Units The number of Annuity Units paid to the Annuitant for each Variable Sub-Account is determined by dividing the amount of the first monthly payment by its annuity unit value on the 5th valuation date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Variable Sub-Account remains fixed during the Annuity Payment Period.


Amount of payments after the first payment

Payments after the first will vary depending upon the investment experience of the Investment Divisions. Your payments will increase in amount over time if the Investment Division(s) you select earn more than 5% AIR. Likewise, your payments will decrease in amount over time if the Investment Division(s) you select earn less than 5% AIR. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the 5th valuation date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. We guarantee that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience. Transfers after the Annuity Commencement Date Once annuity payments have begun, Transfers may be made within the variable annuity payment option among the Investment Divisions. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units. Other restrictions Once payments start under the annuity payment option you select:

o    no changes can be made in the payment option;

o    no additional Contributions will be accepted under the Contract; and

o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payments may be taxable as ordinary income. If, at the time the annuity payments begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government. State income tax withholding may also apply. Please see "Federal Tax-Matters" below for details.

                                       20
--------------------------------------------------------------------------------
FEDERAL TAX MATTERS
The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about tax implications relating to the ownership or use of the Contract you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") only. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefit to you, the Annuitant, or the Beneficiary may depend on the type of Contract, and on the tax status of the individual concerned.

--------------------------------------------------------------------------------
Because tax laws, rules and regulations are constantly changing, we do not make any guarantees about the Contract's tax status.
--------------------------------------------------------------------------------
Taxation of Annuities
In General

Section 72 of the Internal Revenue Code governs the taxation of annuities. You, as a "natural person" will not generally be taxed on increases, if any, in the value of your Annuity Account Value until a distribution occurs by withdrawing all or part of the Annuity Account Value (for example, withdrawals or annuity payments under the annuity payment option elected). However, an assignment, pledge, or agreement to assign or pledge any portion of the Annuity Account Value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.


If you are not a natural person (for example, a corporation), you generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" during each taxable year. The rule does not apply where the non-natural person is the stated owner of a Contract and the beneficial owner is a natural person.

The rule also does not apply where:

o    The annuity Contract is acquired by the estate of a decedent.

o    The Contract is a qualified funding asset for a structured settlement.

o The Contract is purchased on behalf of an employee upon termination of a qualified plan.

If you are a non-natural person, you may wish to discuss these matters with a competent tax adviser.


The following discussion generally applies to a Contract owned by a natural person. Withdrawals With respect to Non-Qualified Contracts, partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the investment in the Contract at that time. The "investment in the Contract" generally equals the amount of any nondeductible Contributions paid by or on behalf of any indivdual less any withdrawls that were excludable from income. Full surrenders are treated as taxable income to the extent that the amount received exceeds the investment in the Contract. The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Annuity payments
Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payment that represents the amount by which the Annuity Account Value exceeds the "investment in the Contract" will be taxed. After the investment in the Contract is recovered, the full amount of any additional annuity payments is taxable. If the annuity payments stop as a result of an Annuitant's death before full recovery of the "investment in the Contract," you should consult a competent tax adviser regarding the deductibility of the unrecovered amount.

                                       21
Penalty tax
For distributions from a Non-Qualified Contract, there may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
o Made on or after the date on which the recipient of payments under the Contract attains age 59 1/2.
o Made as a result of death of the Owner or disability of the recipient of payments under the Contract.

o Received in substantially equal periodic payments (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

Other exceptions may apply to distributions from a Non-Qualified Contract. For more details regarding this penalty tax and other exceptions that may be applicable, please consult a competent tax adviser.

Taxation of death benefit proceeds

Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows: o If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
o If distributed under an annuity form, they are taxed in the same manner as annuity payments, as described above.
Distribution at death
In order to be treated as an annuity contract, the terms of the Contract must provide the following two distribution rules: o If the Owner dies on or after the date annuity payments start, and before the entire interest in the Contract has been distributed, the remainder of your interest will be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.
o If the Owner dies before the date annuity payments start, your entire interest must generally be distributed within five years after the date of your death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payments start within one year of your death. If the sole designated Beneficiary is your spouse, the Contract may be continued in the name of your spouse as Owner.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner.

Diversification of Investments
For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Investment Divisions must be "adequately diversified" in accordance with Treasury Department regulations. If an Investment Divisions fails to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the Contributions to the Contract. Although the Company may not control the investments of the Investment Divisions, it expects that the Investment Divisions will be considered "adequately diversified". Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Internal Revenue Code due to the failure of the Series Account or an Investment Division to be deemed to be "adequately diversified".
Owner Control
In three Revenue Rulings issued between 1977 and 1982, the Internal Revenue Service held that where a non-qualified variable annuity contract holder had certain forms of actual or potential control over the investments that were held by the insurance company under the contract, the contract owner would be taxable on the income and the gains produced by those investments. The Company does not believe that an Owner of a Certificate will have any of the specific types of control that were described in those Rulings. However, because the current scope and application of those rulings are unclear, the Company reserves the right to modify the Contract or Certificates as may be required to maintain favorable tax treatment.

Transfers, Assignments or Exchanges
A Transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus. If you are considering any of these types of changes, you should contact a competent tax adviser with respect to the potential tax effects of such a transaction.
Multiple Contracts
All deferred, Non-Qualified Contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution. You should consult a tax adviser before purchasing more than one Contract.
Withholding
Annuity distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.
Section 1035 Exchanges
Internal Revenue Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, contracts issued in an exchange for another annuity contract are treated as new for purposes of the penalty and distribution at death rules. Prospective Owners wishing to take advantage of a Section 1035 exchange should consult their tax adviser.
--------------------------------------------------------------------------------
SEEK TAX ADVICE
The above discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A competent tax adviser should be consulted for further information.
                                       22


                                       27

--------------------------------------------------------------------------------
ASSIGNMENTS OR PLEDGES
Generally, rights in the Contract may be assigned or pledged for loans at any time during the life of the Annuitant.

If a Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to the Annuity Service Center. All assignments are subject to any action taken or payment made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged for a loan, it may be treated as a distribution. Please consult a competent tax adviser for further information.

--------------------------------------------------------------------------------
PERFORMANCE DATA
From time to time, we may advertise yields and average annual total returns for the Investment Divisions. In addition, we may advertise the effective yield of the Money Market Investment Division. These figures will be based on historical information and are not intended to indicate future performance.

The yield of the Money Market Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified 7-day period. It is calculated by assuming that the income generated for that seven-day period is generated each 7-day period over a period of 52 weeks and is shown as a percentage of the investment.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.


The yield of a non-Money Market Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each 30-day period over a period of 12 months and is shown as a percentage of the investment.

The yield calculations do not reflect the effect of any Premium Tax that may be applicable to a particular Contract. To the extent that Premium Taxes are applicable to a particular Contract, the yield of that Contract will be reduced.


Below is a table of performance related information for the Maxim Money Market Investment Division for the 7-day period ended December 31, 2000.


    Investment         Yield      Effective
     Division                       Yield

Maxim Money Market     5.45%        5.59%

The table on the following page illustrates standardized and non-standardized average annual total return for one-, five- and ten-year periods (or since inception, as appropriate) ended December 31, 2000. Average annual total return quotations represent the average annual compounded rate of return that would equate an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) as of the last day of each of the periods for which total return quotations are provided.

Both the standardized and non-standardized data reflect the deduction of all fees and charges under the Contract. The standardized data is calculated from the inception date of the Investment Division and the non-standardized data is calculated from the inception of the Eligible Fund and includes periods preceding the inception date of the Investment Division. For additional information regarding yields and total returns, please refer to the Statement of Additional Information.



                                       23

--------------------------------------------------------------------------------

Average Annual Total Return for the Period Ended December 31, 2000

--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------
--------------------------------------     1         5         10           Since          Inception         Since        Inception
         Investment Division              year     years     years      Inception of        Date of      Inception of      Date of
                                                                         Investment        Investment     Underlying     Underlying
                                                                          Division          Division         Fund           Fund
--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------
--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------

Janus Aspen Flexible Income Portfolio    5.53%     6.79%      N/A             %             1/04/99          7.76%         9/13/93

--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------
--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------

Maxim T. Rowe Price Equity/Income        12.13%    13.57%     N/A          15.78%           11/01/94        16.49%        11/01/94

--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------
--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------

Maxim INVESCO Balanced                   -2.67%     N/A       N/A          13.86%           10/01/96        19.48%        10/01/96

--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------
--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------

Dreyfus Stock Index Fund                 -9.90%    17.16%    16.16%         8.11%           1/04/99         16.65%         9/29/89

--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------
--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------

Maxim Growth Index                      -22.98%   15.57%      N/A          10.50%           1/15/98         23.64%        12/01/93

--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------
--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------

Neuberger Berman AMT Partners            0.25%     13.16%     N/A           7.10%           1/04/99         16.66%         3/22/94
Portfolio

--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------
--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------

Templeton International Securities      -2.82%     12.52%     N/A          19.41%           1/04/99         14.54%         5/01/92
Fund (Class 1)1

--------------------------------------- --------- --------- --------- ------------------ --------------- -------------- ------------


1.On-going stock market volitility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton International Fund.

                                       24
The Contracts have been offered to the public since September 1, 1998. The results for any period prior to the Contracts being offered is calculated as if the Contracts had been offered during that period (which they were not), deducting all recurring charges assessed under the Contracts, including the annual Certificate Maintenance Charge, and the daily mortality and expense risk charge of 0.50%.

Performance information and calculations for any Investment Division are based only on the performance of a hypothetical Contract under which the Annuity Account Value is allocated to an Investment Division during a particular time period. Performance information should be considered in light of the investment objectives and policies and characteristics of the Eligible Funds in which the Investment Division invests and the market conditions during the given time period. It should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including:

o the ranking of any Investment Division derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, Morningstar, Value Line, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications or other people who rank separate accounts or other investment products on overall performance or other criteria; and
o the effect of tax-deferred compounding on investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.

We may from time to time also disclose cumulative (non-annualized) total returns, yield and standardized and non-standardized total returns for the Investment Divisions.

We may also advertise performance figures for the Investment Divisions based on the performance of an Eligible Fund prior to the time the Series Account commenced operations.

For additional information regarding the calculation of performance data, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
DISTRIBUTION OF THE CONTRACTS
BenefitsCorp Equities, Inc. ("BCE") is the principal underwriter and distributor of the Contracts. BCE is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 8515 East Orchard Road, Englewood, Colorado 80111. BCE is an indirect wholly owned subsidiary of GWL&A. There are no commissions paid to dealers.

--------------------------------------------------------------------------------
VOTING RIGHTS
In general, you do not have a direct right to vote the Eligible Fund shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares of an Eligible Fund to which you have allocated Annuity Account Value. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.


Before the Annuity Commencement Date, you have the voting interest. After annuity payments begins, the person receiving the payments will have the voting interest. The number of votes available to you will be calculated separately for each of your Variable Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. You hold a voting interest in each Investment Division to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payments are made.



                                       25

Voting instructions will be solicited by written communication in accordance with procedures established by the respective Eligible Funds. Shares for which we do not receive timely instructions and shares held by us as to which Owners have no beneficial interest, will be voted by us in proportion to the voting instructions received for all Contracts participating in the Investment Division. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Owners have no voting rights in Great-West.

--------------------------------------------------------------------------------
RIGHTS RESERVED BY GREAT-WEST
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

o To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.
o   To transfer any assets in any Investment Division to another
    Investment Division, or to one or more separate accounts; or to add, combine or remove Investment Divisions of the Series Account.
o   To substitute, for the Eligible Fund shares in any Investment
    Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law.
o To make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
o To change the time or time of day at which a Valuation Date is deemed to have ended. o To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

--------------------------------------------------------------------------------


ADDING AND DISCONTINUING INVESTMENT OPTIONS
We may, upon 30 days written notice to you, direct that you may not make any future Contributions or Transfers to a particular Investment Division.

When we inform you that we are discontinuing an Investment Division to which you are allocating money, we will ask that you promptly submit alternative allocation instructions. If we do not receive your changed allocation instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Investment Division before the effective date of the notice may be kept in those Investment Divisions, unless we substitute shares of one mutual fund for shares of the corresponding Eligible Fund.

If we determine to make new investment options available under the Contracts, in our sole discretion we may or may not make those new investment options available to you.

--------------------------------------------------------------------------------
SUBSTITUTION OF INVESTMENTS
When we determine to discontinue an Investment Division, in our sole discretion, we may substitute shares of another mutual fund for the shares of the corresponding Eligible Fund. No substitution may take place without prior approval of the Securities and Exchange Commission, and prior notice to you.

--------------------------------------------------------------------------------
LEGAL MATTERS
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.

                                       26

--------------------------------------------------------------------------------
AVAILABLE INFORMATION

We have filed a registration statement ("Registration Statement") with the Securities and Exchange Commission under the 1933 Act relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information contained in the Registration Statement and its exhibits. Additionally, statements in this Prospectus about the content of the Contract and other legal instruments are summaries. Please refer to the Registration Statement and its exhibits for further information. You can review the Registration Statement and its exhibits at the Public Reference Room of the Securities and Exchange Commission located at 450 Fifth Street, N.W., Washington, D.C.

The Statement of Additional Information is incorporated in this prospectus in its entirety, which means that it is legally part of this prospectus. The Statement of Additional Information contains more specific information relating to the Series Account and First GWL&A, such as: o general information o information about First Great-West Life & Annuity Insurance Company and the Maxim Series
    Account
o       the calculation of annuity payments
o       postponement of payments
o       services including safekeeping of series account assets and experts
o       principal underwriter
o       withholding
o       calculation of performance data
o       financial statements


                                       27



--------------------------------------------------------------------------------
APPENDIX A--Condensed Financial Information Selected data for accumulation units Outstanding through each period ending December 31.

                                                                                Maxim T. Rowe
                                Maxim Growth   Maxim INVESCO    Maxim Money         Price
                                   Index         Balanced     Market Portfolio  Equity/Income
                                 Portfolio       Portfolio                        Portfolio

                               ----------------------------------------------------------------

                                    0.50            0.50           0.50            0.50

Date Commenced Operations         12/31/98        12/31/98       12/31/98        12/31/98

2000
 Beginning Unit Value                   $12.62         $11.62          $10.43          $10.29

                               ===============================================================
                               ===============================================================

 Ending Unit Value                       $9.75         $11.33          $11.00          $11.56

                               ===============================================================
                               ===============================================================

 Number of Units                     45,191.60      36,675.45       22,899.97       24,909.89
Outstanding

                               ===============================================================
                               ===============================================================

 Net Assets (000's)                       $441           $415            $252            $288

                               ===============================================================


1999
 Beginning Unit Value                   $10.00         $10.00          $10.00          $10.00

                               ===============================================================
                               ===============================================================

 Ending Unit Value                      $12.62         $11.62          $10.43          $10.29

                               ===============================================================
                               ===============================================================

 Number of Units                     28,151.03      29,428.25        4,193.76       19,743.60
Outstanding

                               ===============================================================
                               ===============================================================

 Net Assets (000's)                       $355           $342             $44            $203

                               ===============================================================




                                                  Templeton     Janus Aspen     Neubergar &
                                Dreyfus Stock   International     Flexible      Berman AMT
                                    Index      Class I Series      Income        Partners
                                    Fund            Fund         Portfolio       Portfolio

                               ---------------------------------------------------------------

                                    0.50            0.50            0.50            0.50

Date Commenced Operations         12/31/98        12/31/98        12/31/98        12/31/98

2000
 Beginning Unit Value                   $12.00          $12.29          $10.11         $10.68

                               ===============================================================
                               ===============================================================

 Ending Unit Value                      $10.83          $11.96          $10.69         $10.73

                               ===============================================================
                               ===============================================================

 Number of Units                     30,255.25       19,971.00        9,047.46      27,069.52
Outstanding

                               ===============================================================
                               ===============================================================

 Net Assets (000's)                       $328            $239             $97           $290

                               ===============================================================


1999
 Beginning Unit Value                   $10.00          $10.00          $10.00         $10.00

                               ===============================================================
                               ===============================================================

 Ending Unit Value                      $12.00          $12.29          $10.11         $10.68

                               ===============================================================
                               ===============================================================

 Number of Units                     35,509.76       10,980.69       13,308.63      18,814.54
Outstanding

                               ===============================================================
                               ===============================================================

 Net Assets (000's)                       $426            $135            $135           $201

                               ===============================================================




--------------------------------------------------------------------------------

APPENDIX B Net Investment Factor Calculation

The following formula is what we use to calculate the value of an Accumulation Unit. The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

     (i) the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period, plus

     (ii) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

     (iii)a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b) is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period; and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. The effective annual rate of this charge is 0.50%.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

The net asset value per share referred to in paragraph (a)(i) and (b) above reflects the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.

1There is a $10 fee for each Transfer in excess of twenty-four in any calendar year.

2The Certificate Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $25,000 on a Contract Anniversary Date. If your Annuity Account Value falls below $25,000 on your Contract Anniversary Date due to withdrawals or charges, the Certificate Maintenance Charge will be reinstated until such time as your Annuity Account Value equals or exceeds $25,000.

1The Eligible Fund Annual Expenses and the examples are based on data provided by the Eligible Funds. Great-West has no reason to doubt the accuracy or completeness of that data, but Great-West has not verified the Eligible Funds' figures, other than the portfolios of Maxim Series Fund, Inc.

    * S&P/BARRA Growth Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the Maxim Series Fund, Inc. and Great-West Life & Annuity Insurance Company. The Maxim Growth Index Portfolio that tracks this index is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation and Standard & Poor's makes no representations regarding the advisability of using any index.




                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION






                              MAXIM SERIES ACCOUNT




                            Flexible Premium Deferred
                           Variable Annuity Contracts


                                    issued by


                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road

                        Greenwood Village, Colorado 80111
               Telephone:    (800) 468-8661 (Outside Colorado)

                            (800) 547-4957 (Colorado)





                       STATEMENT OF ADDITIONAL INFORMATION






        This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated April, 30, 2001 which is available without charge by contacting the Annuity Service Center, P.O. Box 1700, Denver Colorado 80201 or at 800-355-1608.


                                 April 30, 2001


                                TABLE OF CONTENTS


                                                                         Page

GENERAL INFORMATION.......................................................B-3
CALCULATION OF ANNUITY PAYMENTS...........................................B-3
POSTPONEMENT OF PAYMENTS..................................................B-3
SERVICES..................................................................B-3
        - Safekeeping of Series Account Assets............................B-4
        - Experts.........................................................B-4
        - Principal Underwriter...........................................B-4

WITHHOLDING...............................................................B-5
CALCULATION OF PERFORMANCE DATA...........................................B-5
FINANCIAL STATEMENTS......................................................B-7


                                       45


                               GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading Definitions.


                         CALCULATION OF ANNUITY PAYMENTS



               The Great-West Life & Annuity Insurance Company (GWL&A or the Company) converts the Accumulation Units for each of the Owner's Variable Sub-Accounts into Annuity Units for each Variable Sub-Account at their values determined as of the end of the Valuation Period which contains the Payment Commencement Date. The number of Annuity Units paid for each Variable Sub-Account is determined by dividing the amount of the first monthly payment by the sub-account's Annuity Unit Value on the fifth Valuation Date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Variable Sub-Account remains fixed during the annuity payment period.


               The first payment under a variable annuity payment option will be based on the value of each Variable Sub-Account on the fifth Valuation Date preceding the Payment Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the Payment Option. Payments after the first will vary depending upon the investment experience of the Variable Sub-Accounts. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each Variable Annuity Payment will be the sum of the Variable Annuity Payments for each Variable Sub-Account.

                            POSTPONEMENT OF PAYMENTS

               With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Annuity Service Center. However, the determination, application or payment of any death benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience, of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

                                    SERVICES

        A.     Safekeeping of Series Account Assets


               The assets of the Series Account are held by GWL&A. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the underlying funds. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to Great-West Lifeco Inc. in the amount of $50 million (Canadian), which covers all officers and employees of GWL&A.


        B.     Experts

               Deloitte & Touche LLP perform certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202.


     The consolidated balance sheets of GWL&A as of December 31, 2000 and 1999 and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000, and the statement of assets and liabilities of Maxim Series Account as of December 31, 2000 and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period ended December 31, 2000 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing therein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


        C.     Principal Underwriter


        The offering of the Contracts is made on a continuous basis by BenefitsCorp Equities, Inc. ("BCE"). BCE is a Delaware corporation and is a member of the National Association of Securities Dealers. The Contract will no longer be available to new investors as of June 29, 2001. Existing investors may continue to make additional contributions and participate in the Contract according to its terms.The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The aggregate dollar amount of commissions paid to and retained by BCE was zero for the last three fiscal years.



                                   WITHHOLDING

               Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

               Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and, with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

                         CALCULATION OF PERFORMANCE DATA

A. Yield and Effective Yield Quotations for the Money Market Investment Division
-----------------------------------------------------------------------------


        The yield quotation for the Money Market Investment Division will be for the seven-day period ended December 31 and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

        The effective yield quotation for the Money Market Investment Division will be for the seven-day period ended December 31 and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


                      EFFECTIVE YIELD = [(BASE PERIOD RETURN +1)365/7]-1.


        For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market Investment Division's mean account size. No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Investment Division and the Eligible Fund are excluded from the calculation of yield and effective yield.



B.      Total Return and Yield  Quotations  for All  Investment  Divisions
        --------------------------------------------------------------------
        (Other than Money Market)
        -------------------------


        The total return quotations for all Investment Divisions, other than the Money Market, will be average annual total return quotations for the 1, 5, and 10 year periods (or since inception if less). one-year period. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                  P(1+T)n = ERV

        Where:        P =    a hypothetical initial payment of $1,000

                      T =    average annual total return


                      n =    number of years


                      ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period


For purposes of the total return quotations for these Investment Divisions, the calculations take into effect all recurring fees that are charged to Owner's accounts and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size. The calculations also assume a complete redemption as of the end of the particular period. This type of performance data is defined as standardized performance and is based on the life of the Investment Division. Non-standardized performance is calculated using the same formula and methodology, however, it is based on the life of the Eligible Fund.

        Yield quotations for these Investment Divisions are based on a thirty-day period and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:


                                    YIELD = 2[(a-b +1)6 -1]
                                               ---

                                       cd


Where: a =    net   investment   income   earned   during  the  period  by  the
              corresponding portfolio of the Fund attributable to shares owned by the Investment Division.

       b =    expenses accrued for the period (net of reimbursements).

       c = the average daily number of Accumulation Units outstanding during the period.

       d = the maximum offering price per Accumulation Unit on the last day of the period.


For purposes of the yield quotations for these Investment Divisions, the calculations take into effect all fees that are charged to the Contract Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size.







                              FINANCIAL STATEMENTS

        The financial statements of GWL&A as contained herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The interest of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

                              MAXIM SERIES ACCOUNT
                                       OF
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


--------------------------------------------------------------------------------


                       FINANCIAL STATEMENTS FOR THE YEARS

                        ENDED DECEMBER 31, 2000 AND 1999

                        AND INDEPENDENT AUDITORS' REPORT















Maxim Series Account of
Great-West Life & Annuity
Insurance Company
Financial Statements
for the Years Ended
December 31, 2000 and 1999
and Independent Auditors' Report



INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Contract Owners of
    Maxim Series Account of
    Great-West Life & Annuity Insurance Company

We have audited the accompanying statement of assets and liabilities of Maxim Series I, Maxim Series II and Maxim Series III of Maxim Series Account of Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 2000, and the related statements of operations for the year then ended, by investment division, and the statements of changes in net assets for each of the two years in the period then ended, by investment division. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Maxim Series I, Maxim Series II and Maxim Series III of Maxim Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2000, the results of its operations for the year then ended, by investment division, and the changes in its net assets for each of the two years in the period then ended, by investment division, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
February 26, 2001


MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER  31, 2000

------------------------------------------------------------------------------------------------------------------

MAXIM SERIES I

ASSETS
                                                                          Shares          Cost           Value
Investments in underlying affiliated funds:
Maxim Series Fund, Inc.         Bond Portfolio / Qualified                           $      6,208   $       6,208
                                                                             5,399
Maxim Series Fund, Inc.         Bond Portfolio / Non-Qualified                             98,721          97,731
                                                                            84,999
Maxim Series Fund, Inc.         Money Market Portfolio / Non-Qualified                     35,482          35,482
                                                                            35,464
Maxim Series Fund, Inc.         Stock Index Portfolio / Qualified                          16,331          16,331
                                                                             4,863
                                                                                     -------------  --------------

Total Investments                                                                    $    156,742         155,752
                                                                                       ===========

Other assets and liabilities:
  Investment Income Due and Accrued                                                                            12
  Due to Great-West Life & Annuity Insurance Company                                                         (53)
                                                                                                      ------------

NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note 5)                                      $     155,711
                                                                                                      ============

See notes to financial statements.

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER  31, 2000

---------------------------------------------------------------------------------------------------------

MAXIM SERIES II

ASSETS
                                                                  Shares          Cost          Value
Investments in underlying affiliated funds:
Maxim Series Fund, Inc.  Bond / Qualified                                    $   1,036,869 $     985,527
                                                                    857,143
Maxim Series Fund, Inc.  Bond / Non-Qualified                       803,363        972,250       923,693
Maxim Series Fund, Inc.  Money Market / Qualified                   660,038        660,373       660,373
Maxim Series Fund, Inc.  Money Market / Non-Qualified             1,025,545      1,026,080     1,026,066
Maxim Series Fund, Inc.  Stock Index / Qualified                  3,862,685     10,662,728    12,971,119
Maxim Series Fund, Inc.  Stock Index / Non-Qualified              2,447,701      6,438,656     8,219,521
Maxim Series Fund, Inc.  US Government Securities / Qualified     2,091,786      2,293,947     2,272,634
Maxim Series Fund, Inc.  US Government Securities /               3,631,908      3,955,018     3,945,910
                         Non-Qualified
                                                                             --------------  ------------

Total Investments                                                               27,045,921    31,004,843
                                                                             ==============

Other assets and liabilities:
Investment income due and accrued                                                                    560
Due to Great-West Life &  Annuity Insurance Company                                          (11,744.00)
                                                                                           --------------


NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL                                      $  30,993,659
                                                                                           ==============

See notes to financial statements.

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER  31, 2000

----------------------------------------------------------------------------------------------------------

MAXIM SERIES III

ASSETS
                                                                     Shares          Cost          Value
Investments in underlying affiliated funds:
Maxim Series Fund, Inc.         Aggressive Profile                   73,818         88,388 $       80,646
Maxim Series Fund, Inc.         Ariel MidCap Value                  411,133        680,681        708,787
Maxim Series Fund, Inc.         Ariel Small-Cap Value                65,266         51,093         61,168
Maxim Series Fund, Inc.         Bond                                796,388        949,860        915,672
Maxim Series Fund, Inc.         Conservative Profile                122,805        124,376        124,294
Maxim Series Fund, Inc.         Founders Growth & Income             65,662         72,421         61,647
Maxim Series Fund, Inc.         Growth Index                        668,502      1,744,734      1,297,602
Maxim Series Fund, Inc.         Index 600                           471,791        412,771        361,753
Maxim Series Fund, Inc.         Invesco Balanced                  2,072,160      2,915,960      2,602,305
Maxim Series Fund, Inc.         Invesco Intl Growth (ADR)           252,630        405,818        405,118
Maxim Series Fund, Inc.         Invesco Small Cap Growth            747,867      1,914,037      1,628,396
Maxim Series Fund, Inc.         Loomis Sayles Corporate Bond        886,095      1,024,494        909,384
Maxim Series Fund, Inc.         Moderate Profile                    282,040        294,938        293,699
Maxim Series Fund, Inc.         Moderately Aggressive Profile       353,978        399,507        382,479
Maxim Series Fund, Inc.         Moderately Conservative              64,392         65,971         65,252
                                Profile
Maxim Series Fund, Inc.         Money Market                      1,243,956      1,244,588      1,244,588
Maxim Series Fund, Inc.         Stock Index                       1,293,098      4,517,079      4,342,300
Maxim Series Fund, Inc.         T. Rowe Price Equity/Income         966,760      1,686,579      1,608,714
Maxim Series Fund, Inc.         T. Rowe Price MidCap Growth         406,670        631,777        635,101
Maxim Series Fund, Inc.         US Government Securities            146,855        159,295        159,552
Maxim Series Fund, Inc.         Value Index                         101,528        175,873        166,987

Investments in Underlying Funds
Dreyfus Family Of Funds         Stock Index                           9,641        338,641        327,793
Fidelity Investments            VIP II Contrafund                    18,467        486,795        438,407
Janus Aspen Funds               Flexible Income                       8,440         97,388         96,719
Neuberger & Berman Management   AMT Partners Portfolio               17,966        309,421        290,513
Templeton                       International Class I                12,724        252,522        238,954
                                                                             -----------------------------

Total Investments                                                            $  21,045,007     19,447,830
                                                                             ==============

Other assets and liabilities:
  Investment income due and accrued                                                                   363
  Due to Great-West Life &  Annuity Insurance Company                                             (5,955)
  Other liabilities                                                                                   (2)
                                                                                           ---------------

NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL                                      $   19,442,236
                                                                                           ===============

See notes to financial statements.


MAXIM SERIES ACCOUNT OF
GREAT WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                Maxim Bond       Maxim Bond       Maxim Money        Maxim Stock       Total Maxim
                                                Portfolio         Portfolio          Market             Index           Series I
                                                                                   Portfolio         Portfolio
                                                Investment       Investment        Investment        Investment
                                                Division          Division         Division           Division           Account
                                            ----------------------------------------------------------------------------------------
                                                Qualified            Non         Non Qualified        Qualified
                                                                 Qualified
                                              --------------   ---------------  ----------------   ---------------

Maxim Series I
INVESTMENT INCOME                           $           388  $          6,234  $          2,035  $          1,656  $          10,313

EXPENSES - mortality and expense risks                   74             1,193               431               218              1,916
                                              --------------   ---------------  ----------------   ---------------   ---------------

NET INVESTMENT INCOME (LOSS)                            314             5,041             1,604             1,438              8,397
                                              --------------   ---------------  ----------------   ---------------   ---------------

NET UNREALIZED GAIN
(LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments                 (1)           (4,235)               (2)              (85)            (4,323)

Net change in unrealized appreciation
(depreciation) on investments                            42             4,676                 2           (2,969)              1,751
                                              --------------   ---------------  ----------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                                   41               441                 -           (3,054)            (2,572)
                                              --------------   ---------------  ----------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                   $           355  $          5,482  $          1,604  $        (1,616)  $           5,825
                                              ==============   ===============  ================   ===============   ===============






See notes to financial statements                                                                                        (Continued)

MAXIM SERIES ACCOUNT OF
GREAT WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------

                                                                          Maxim         Maxim Money
                                                                            Money
                                             Maxim Bond    Maxim Bond       Market        Market        Maxim Stock
                                            Portfolio      Portfolio      Portfolio      Portfolio         Index
                                                                                                         Portfolio
                                            Investment                                  Investment       Investment
                                                          Investment     Investment
                                             Division      Division        Division      Division         Division
                                            Qualified         Non         Qualified         Non          Qualified
                                                          Qualified                     Qualified
                                          ------------- -------------------------------------------- -----------------

Maxim Series II
INVESTMENT INCOME                         $     65,333  $              $             $              $
                                                               63,784         43,028         71,594         1,346,495

EXPENSES - mortality and expense  risks         14,007
                                                               13,752         10,281         17,006           206,412
                                          ------------- -------------- -----------------------------------------------

NET INVESTMENT INCOME (LOSS)
                                                51,326         50,032         32,747         54,588         1,140,083
                                          ------------- -------------- -----------------------------------------------

NET UNREALIZED GAIN
(LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments       (12,897)
                                                             (12,746)        (5,135)            400         1,532,010

Net change in unrealized appreciation           20,266                                                    (3,992,542)
                                                               19,930          5,134          (400)
                                          ------------- -------------- -----------------------------------------------
(depreciation) on investments

NET REALIZED AND UNREALIZED GAIN                 7,369                                                    (2,460,532)
                                                                7,184            (1)              -
                                          ------------- -------------- -----------------------------------------------
(LOSS) ON INVESTMENTS:

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                 $     58,695  $              $             $              $     (1,320,449)
                                                               57,216         32,746         54,588
                                          ============= ============== ===============================================








See notes to financial statements                                                                                       (Continued)

MAXIM SERIES ACCOUNT OF
GREAT WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------------------------------------------------
                                                               Maxim U.S.    Maxim U.S.     American Century
                                                                Government    Government     VP Capital
                                                   Maxim                     Securities     Appreciation
                                                  Stock       Securities
                                                    Index      Portfolio      Portfolio       Portfolio      Total Maxim
                                                 Portfolio
                                                               Investment    Investment      Investment       Series II
                                                Investment
                                                 Division       Division      Division        Division         Account
                                             -----------------------------------------------------------------------------
                                             --------------  ------------- --------------
                                                Non            Qualified         Non          Qualified
                                                Qualified                    Qualified
                                             --------------  ------------- --------------  ---------------

Maxim Series II
INVESTMENT INCOME                            $              $              $              $        17,302  $
                                                    862,069       140,857        238,685                        2,849,147

EXPENSES - mortality and expense risks                                                              3,624
                                                    138,339        31,799         53,780                          489,000
                                             ----------------------------- -------------- ---------------- ---------------

NET INVESTMENT INCOME (LOSS)                                                                       13,678
                                                    723,730       109,058        184,905                        2,360,147
                                             ----------------------------- -------------- ---------------- ---------------

NET UNREALIZED GAIN
(LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments
                                                  1,547,520      (18,557)       (18,201)          202,414       3,214,808

Net change in unrealized appreciation
                                                (3,153,810)       104,666        170,913        (150,441)     (6,976,284)
(depreciation) on investments
                                             ----------------------------- -------------- ---------------- ---------------

NET REALIZED AND UNREALIZED GAIN                                                                   51,973
                                                (1,606,290)        86,109        152,712                      (3,761,476)
(LOSS) ON INVESTMENTS:
                                             ----------------------------- -------------- ---------------- ---------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                    $              $              $              $        65,651  $
                                                  (882,560)       195,167        337,617                      (1,401,329)
                                             ============================= ============== ================ ===============







See notes to financial statements                                                                                       (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Maxim
                              Maxim                                                     Maxim        Founders
                           Aggressive     Maxim Ariel    Maxim Ariel                  Conservative  Growth and
                             Profile        Mid-cap       Small-Cap     Maxim Bond     Profile        Income      Maxim Growth
                                             Value
                            Portfolio      Portfolio        Value        Portfolio     Portfolio     Portfolio        Index
                                                          Portfolio                                                 Portfolio
                           Investment     Investment     Investment      Investment   Investment    Investment      Investment
                            Division       Division       Division       Division      Division      Division        Division
                          ------------- -------------- -------------- -------------- ------------  ------------- ---------------

Maxim Series III
INVESTMENT INCOME         $      4,244  $      39,031  $       3,219  $      53,265  $     6,820   $      3,728  $      170,497

EXPENSES - mortality and         1,220          9,408            796         10,053        1,601            932          15,090
expense
risks
                          -------------- -------------- -------------- -------------- ------------  ------------- --------------

NET INVESTMENT INCOME            3,024         29,623          2,423         43,212        5,219          2,796         155,407
(LOSS)
                          ------------- -------------- -------------- -------------- ------------  ------------- ---------------

NET UNREALIZED GAIN
(LOSS) ON INVESTMENTS:

Net realized gain (loss)         3,050         15,269       (17,064)        (4,772)      (4,249)            104           9,785
on investments

Net change in unrealized
appreciation
(depreciation) on             (12,756)         32,302         24,762         10,817        3,450       (19,074)       (527,855)
investments
                          -------------   ------------ -------------- -------------- ------------  ------------- ---------------

NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS:         (9,706)         47,571          7,698          6,045        (799)       (18,970)       (518,070)
                          -------------   ------------ -------------- -------------- ------------  ------------- ---------------

NET INCREASE (DECREASE)
IN NET ASSETS
RESULTING FROM OPERATIONS $    (6,682)  $      77,194  $      10,121  $      49,257  $     4,420   $   (16,174)  $    (362,663)
                          ============= ============== ============== ============== ============  ============= ===============










See notes to financial statements                                                                                        (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                            Maxim          Maxim                                       Maxim
                                             Maxim         INVESCO        INVESCO         Maxim         Maxim       Moderately
                               Maxim        INVESCO      International   Small-Cap       Loomis        Moderate     Aggressive
                                                                                         Sayles
                               Index        Balanced        Growth        Growth        Corporate      Profile        Profile
                             600           Portfolio       Portfolio     Portfolio        Bond         Portfolio     Portfolio
                             Portfolio                       (ADR)                      Portfolio
                             Investment    Investment     Investment    Investment     Investment     Investment    Investment
                              Division      Division       Division      Division       Division       Division      Division
                           ------------- -------------  -------------- ------------- -------------- -------------  -------------

Maxim Series III
INVESTMENT INCOME          $     44,688  $    259,725   $      38,615  $    237,343  $      73,956  $     18,564   $     29,072

EXPENSES - mortality and          4,411        30,462           5,397        22,551         11,680         3,917          4,868
expense risks
                          -------------- -------------  ---------------------------- -------------- -------------  -------------

NET INVESTMENT INCOME            40,277       229,263          33,218       214,792         62,276        14,647         24,204
(LOSS)
                          -------------- -------------  ---------------------------- -------------- -------------  -------------

NET UNREALIZED GAIN
(LOSS) ON INVESTMENTS:

Net realized gain (loss)       (39,365)         4,894          38,143       246,292       (15,217)         9,211         17,929
on investments

Net change in unrealized
appreciation
(depreciation) on                32,415     (310,962)       (125,910)     (762,113)       (16,532)      (30,104)       (61,734)
investments
                           ------------- -------------  ---------------------------- -------------- -------------  -------------

NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS:          (6,950)     (306,068)        (87,767)     (515,821)       (31,749)      (20,893)       (43,805)
                           ------------- -------------  ---------------------------- -------------- -------------  -------------

NET INCREASE (DECREASE)
IN NET ASSETS
RESULTING FROM OPERATIONS  $     33,327  $   (76,805)   $    (54,549)  $  (301,029)  $      30,527  $    (6,246)   $   (19,601)
                           ============= =============  ============== ============= ============== =============  =============










See notes to financial statements                                                                                       (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                               Maxim                                                     Maxim T.
                            Moderately                                    Maxim T.      Rowe Price   Maxim U.S.
                            Conservative   Maxim Money                   Rowe Price      Mid-Cap     Government       Maxim
                              Profile        Market       Maxim Stock    Equity/Income    Growth     Securities    Value Index
                             Portfolio      Portfolio        Index        Portfolio      Portfolio    Portfolio     Portfolio
                                                           Portfolio
                             Investment    Investment     Investment     Investment     Investment   Investment     Investment
                             Division       Division       Division       Division       Division     Division       Division
                           ------------- -------------- --------------  ------------- ------------- ------------ ---------------

Maxim Series III
INVESTMENT INCOME          $      2,576  $      70,914  $     440,348   $    174,969  $     50,413  $    13,455  $        9,948

EXPENSES - mortality                798         14,745         54,362         17,849         6,909        2,944             719
and expense risks
                           ------------- -------------- --------------  ------------- ------------- ------------ ---------------

NET INVESTMENT INCOME             1,778         56,169        385,986        157,120        43,504       10,511           9,229
(LOSS)                     ------------- -------------- --------------  ------------- ------------- ------------ ---------------

UNREALIZED GAIN
(LOSS) ON INVESTMENTS:

Net realized gain (loss)          (254)           (54)        236,729       (10,983)        22,064      (5,662)         (1,250)
on investments

Net change in unrealized
appreciation
(depreciation) on               (2,550)             54    (1,000,201)         16,185      (31,122)       14,289         (5,911)
investments
                           ------------- -------------- --------------  ------------- ------------- ------------ ---------------

NET REALIZED AND UNREALIZED
GAIN
(LOSS) ON INVESTMENTS:          (2,804)              -      (763,472)          5,202       (9,058)        8,627         (7,161)
                           ------------- -------------- --------------  ------------- ------------- ------------ ---------------

NET INCREASE (DECREASE) IN
NET ASSETS
RESULTING FROM OPERATIONS  $    (1,026)  $      56,169  $   (377,486)   $    162,322  $     34,446  $    19,138  $        2,068
                           ============= ============== ==============  ============= ============= ============ ===============










See notes to financial statements                                                                                       (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------------------------------------------------------
                                                           American                                                 Neuberger &
                                                          Century VP      Dreyfus                                     Berman
                                            American        Capital      Family of                   Janus Aspen    Management
                                           Century VP     Appreciation   Funds Stock    Fidelity        Fund            AMT
                                                                                         VIP II       Flexible       Partners
                                            Balanced         Fund        Index Fund     Contrafund   Income Fund     Portfolio
                                      Fund
                                           Investment     Investment     Investment    Investment    Investment     Investment
                                            Division       Division       Division      Division      Division       Division
                                       ---------------- -------------- ------------- ------------- -------------- --------------

Maxim Series III
INVESTMENT INCOME                       $            -  $       5,066  $     13,597  $     42,606  $       4,729  $      44,606

EXPENSES - mortality and                             -            957         2,435         5,148            496          1,427
expense risks
                                        --------------- -------------- ------------- ------------- -------------- --------------

NET INVESTMENT INCOME                                -          4,109        11,162        37,458          4,233         43,179
(LOSS)
                                        --------------- -------------- ------------- ------------- -------------- --------------

NET UNREALIZED GAIN
(LOSS) ON INVESTMENTS:

Net realized gain (loss) on                          -         81,287       (5,713)         1,011        (3,844)        (8,823)
investments

Net change in unrealized appreciation
(depreciation) on investments                        -       (65,553)      (43,389)      (70,688)          5,036       (27,635)
                                        --------------- -------------- ------------- ------------- -------------- --------------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                               -         15,734       (49,102)     (69,677)          1,192        (36,458)
                                        --------------- -------------- ---------------------------  ------------- ---------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS               $            -  $      19,843  $    (37,940) $   (32,219)   $      5,425  $        6,721
                                        =============== ============== ===========================  ============= ===============







See notes to financial statements                                                                                        (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

---------------------------------------------------------------------


                                    Templeton
                                  International
                                            Class I      Total Maxim
                                          Investment     Series III
                                           Division       Division
                                       --------------- --------------

Maxim Series III
INVESTMENT INCOME                       $      29,842  $   1,885,836

EXPENSES - mortality and expense risks          1,044        232,219
                                        -------------- --------------

NET INVESTMENT INCOME (LOSS)                   28,798      1,653,617
                                        -------------- --------------

NET UNREALIZED GAIN
(LOSS) ON INVESTMENTS:

Net realized gain (loss) on                     (292)        568,226
investments

Net change in unrealized appreciation
(depreciation) on investments                (31,711)    (3,006,490)
                                        -------------- --------------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                       (32,003)    (2,438,264)
                                        -------------- --------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS               $     (3,205)  $   (784,647)
                                        ============== ==============









See notes to financial statements                                   (Continued)


MAXIM SERIES ACCOUNT OF
GREAT WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------

                                                                              Maxim Money Market       Maxim Stock Index
                             Maxim Bond Portfolio   Maxim Bond Portfolio           Portfolio               Portfolio
                             Investment Division     Investment Division      Investment Division     Investment Division
                                 Qualified              Non Qualified           Non Qualified              Qualified
                          ---------------------- -------------------------- ---------------------- ------------------------

                              2000       1999         2000         1999        2000        1999        2000        1999
                              ----       ----         ----         ----        ----        ----        ----        ----

Maxim Series I
--------------
FROM OPERATIONS:
Net investment income          $314  $    $273  $      $5,041 $    $4,401  $  $1,604  $   $1,152  $    $1,438 $      $774
(loss)

Net realized gain (loss)        (1)        (1)        (4,235)     (3,939)        (2)         (1)         (85)       (150)
on investments
Net change in unrealized
appreciation
(depreciation) on               42      (361)          4,676     (2,584)          2           1      (2,969)       2,117
investments               ----------- ---------- -------------------------- ---------- ----------- ------------------------

Increase (decrease) in
net assets
resulting from
operations                       355       (89)          5,482     (2,122)      1,604       1,152      (1,616)       2,741
                          ----------- ---------- -------------------------- ---------- ----------- ------------------------

FROM UNIT TRANSACTIONS
(by category):

Purchases :                        -          -            261      48,536          -           -            -           -

Redemption :                     (8)        (9)       (46,886)           -       (60)        (57)         (22)        (21)

Net transfers :                    -          -              -           -          -           -            -
                          ----------- ---------- -------------------------- ---------- ----------- ------------------------

Increase (decrease)
in net assets
resulting from
unit transactions                (8)        (9)       (46,625)      48,536       (60)        (57)         (22)        (21)
                          ----------- ---------- -------------------------- ---------- ----------- ------------------------

INCREASE (DECREASE) IN          347       (98)       (41,143)      46,414      1,544       1,095      (1,638)       2,720
NET ASSETS

Contributions from                -          -              -           -          -           -            -           -
(Distribution to) GWLA

NET ASSETS :
Beginning of period            5,862      5,960        138,844      92,430     33,937      32,842       17,958      15,238
                          ----------- ---------- -------------------------- ---------- ----------- ------------------------
End of period             $   $6,209  $  $5,862  $     $97,701 $  $138,844  $ $35,481  $  $33,937  $   $16,320 $   $17,958
                          =========== ========== ========================== ========== =========== ========================



See notes to financial statements                                                                                        (Continued)

MAXIM SERIES ACCOUNT OF
GREAT WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

----------------------------------------------------------------------------------

                                                        Total Maxim Series I
                                                              Account
                                                   -------------------------------

                                                      2000               1999
                                                      ----               ----

Maxim Series I
--------------
FROM OPERATIONS:
Net investment income (loss)                     $      $8,397     $       $6,600

Net realized gain (loss) on investments                (4,323)            (4,091)
Net change in unrealized appreciation
(depreciation) on investments                            1,751              (827)
                                                 --------------    ---------------

Increase (decrease) in net assets
resulting from
operations                                               5,825              1,682
                                                 --------------    ---------------

FROM UNIT TRANSACTIONS (by category):
Purchases :                                                261             48,536

Redemption :                                          (46,976)               (87)

Net transfers :                                              -                  -
                                                 --------------    ---------------

Increase (decrease) in net assets
resulting from
unit transactions                                     (46,715)             48,449
                                                 --------------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     (40,890)             50,131

Contributions from (Distribution to) GWLA

NET ASSETS :
Beginning of period                                    196,601            146,470
                                                 --------------    ---------------
End of period                                    $    $155,711     $     $196,601
                                                 ==============    ===============

See notes to financial statements                                                  (Continued)

MAXIM SERIES ACCOUNT OF
GREAT WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------

                                                                                    Maxim Money Market       Maxim Money Market
                                Maxim Bond Portfolio      Maxim Bond Portfolio          Portfolio                Portfolio
                                Investment Division       Investment Division      Investment Division      Investment Division
                                     Qualified               Non Qualified              Qualified              Non Qualified
                             ------------------------- ---------------------------------------------------------------------------

                                 2000         1999         2000         1999        2000         1999        2000         1999
                                 ----         ----         ----         ----        ----         ----        ----         ----

Maxim Series II
---------------
FROM OPERATIONS:
Net investment income (loss) $    51,326  $    54,278  $    50,032  $    54,115 $    32,747  $    35,194 $    54,588  $    33,840

Net realized gain (loss) on     (12,897)      (6,788)     (12,746)      (8,981)     (5,135)      (5,063)         400          360
investments
Net change in unrealized
appreciation
(depreciation) on investments     20,266     (67,529)       19,930     (66,442)       5,134        5,064       (400)        (360)
                             ------------ ------------ ------------ ------------------------ ------------------------ ------------

Increase (decrease) in net
assets resulting from
operations                        58,695     (20,039)       57,216     (21,308)      32,746       35,195      54,588       33,840
                             ------------ ------------ ------------ ------------------------ ------------------------ ------------

FROM UNIT TRANSACTIONS
(by category):
Purchases payments :               2,845        3,284        1,746        1,814           -          257           -          217

Redemption :                   (145,996)    (157,538)    (106,310)    (171,463)   (417,916)    (169,651)   (446,421)    (107,909)

Net transfers :                 (44,991)     (30,255)     (93,000)     (88,096)     (3,561)      105,666     113,985      532,421
                             ------------ ------------ ------------ ------------------------ ------------------------ ------------

Increase (decrease) in net
assets resulting from
unit transactions              (188,142)    (184,509)    (197,564)    (257,745)   (421,477)     (63,728)   (332,436)      424,729
                             ------------ ------------ ------------ ------------------------ ------------------------ ------------

INCREASE (DECREASE) IN         (129,447)    (204,548)    (140,348)    (279,053)   (388,731)     (28,533)   (277,848)      458,569
NET ASSETS

Contributions from                   176            -          435            -           -                        -            -
(Distribution to) GWLA

NET ASSETS :
Beginning of period            1,114,420    1,318,968    1,063,253    1,342,306   1,049,073    1,077,606   1,303,869      845,300
                             ------------ ------------ ------------ ------------------------ ------------------------ ------------
End of period                $   985,149  $ 1,114,420  $   923,340  $ 1,063,253 $   660,342  $ 1,049,073 $ 1,026,021  $ 1,303,869
                             ============ ============ ============ ======================== ======================== ============


See notes to financial statements                                                                                     (Continued)

MAXIM SERIES ACCOUNT OF
GREAT WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------

                                                                                        Maxim U.S.
                                                                                        Government       Maxim U.S. Government
                                  Maxim Stock Index          Maxim Stock Index      Securities Portfolio  Securities Portfolio
                                      Portfolio                  Portfolio
                                Investment Division        Investment Division      Investment Division    Investment Division
                                     Qualified                Non Qualified              Qualified            Non Qualified
                             -------------------------  ------------------------- ---------------------- -----------------------

                                 2000          1999         2000         1999         2000       1999       2000        1999
                                 ----          ----         ----         ----         ----       ----       ----        ----

Maxim Series II
---------------
FROM OPERATIONS:
Net investment income (loss) $  1,140,083  $   679,024  $   723,730  $   478,846  $  109,058  $ 112,476  $ 184,905  $   189,208

Net realized gain (loss) on     1,532,010    2,515,922    1,547,520    1,499,935    (18,557)   (18,248)   (18,201)     (25,440)
investments
Net change in unrealized
appreciation
(depreciation) on investments (3,992,542)    (574,663)   (3,153,810)   (171,710)     104,666   (124,092)   170,913    (224,971)
                             ------------- ------------ ------------ ------------ ----------- ---------- ---------- ------------

Increase (decrease) in net
assets resulting from
operations                    (1,320,449)    2,620,283    (882,560)    1,807,071     195,167   (29,864)    337,617     (61,203)
                             ------------- ------------ ------------ ------------ ----------- ---------- ---------- ------------

FROM UNIT TRANSACTIONS
(by category):

Purchases payments :               34,590      237,892       15,856       20,678       7,232      8,290    (5,804)        2,500

Redemptions :                 (2,346,744)   (2,639,500)  (2,477,761)   (1,335,042)  (342,287)  (446,024)  (302,264)   (942,158)

Net transfers :                   485,972     (71,793)      214,572       19,545    (32,475)   (50,433)   (48,491)    (454,423)
                             ------------- ------------ ------------ ------------ ----------- ---------- ---------- ------------

Increase (decrease) in net
assets resulting from
unit transactions             (1,826,182)   (2,473,401)  (2,247,333)   (1,294,819)  (367,530)  (488,167)  (356,559)  (1,394,081)
                             ------------- ------------ ------------ ------------ ----------- ---------- ---------- ------------

INCREASE (DECREASE) IN        (3,146,631)      146,882   (3,129,893)     512,252    (172,363)  (518,031)  (18,942)   (1,455,284)
NET ASSETS

Contributions from                (3,063)            -      (2,683)            -         791          -        807            -
(Distribution to) GWLA

NET ASSETS :
Beginning of period            16,115,913   15,969,031   11,348,989    10,836,737   2,443,335  2,961,366  3,962,539   5,417,823
                             -------------
                                           ------------ ------------ ------------ ----------- ---------- ---------- ------------
End of period                $ 12,966,219  $16,115,913  $ 8,216,413  $ 11,348,989 $ 2,271,763 $2,443,335 $3,944,404 $ 3,962,539
                             ============= ============ ============ ============ =========== ========== ========== ============



See notes to financial statements                                                                                      (Continued)

MAXIM SERIES ACCOUNT OF
GREAT WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------

                                               American Century VP        Total Maxim Series
                                                Cap Appr Portfolio             Accounts
                                               Investment Division       Investment Division

                                                    Qualified               Non Qualified
                                              -----------------------   -----------------------


                                                2000         1999         2000         1999
                                                ----         ----         ----         ----

Maxim Series II
---------------
FROM OPERATIONS:
Net investment income (loss)                $    13,678  $   (5,320)  $ 2,360,147  $ 1,631,661

Net realized gain (loss) on investments         202,414      (5,092)    3,214,808    3,946,605
Net change in unrealized appreciation
(depreciation) on investments                 (150,441)      221,099    (6,976,284) (1,003,604)
                                            ------------ ------------ ------------ ------------

Increase (decrease) in net assets resulting
from
operations                                       65,651      210,687    (1,401,329)  4,574,662
                                            ------------ ------------ ------------ ------------

FROM UNIT TRANSACTIONS (by category):
Purchases payments :                                  -            -       56,465      274,932

Redemption :                                   (16,374)     (14,611)    (6,602,073) (5,983,896)

Net transfers :                               (584,681)     (21,656)        7,330     (59,024)
                                            ------------ ------------ ------------ ------------

Increase (decrease) in net assets resulting
from
unit transactions                             (601,055)     (36,267)    (6,538,278) (5,767,988)
                                            ------------ ------------ ------------ ------------

INCREASE (DECREASE) IN NET ASSETS             (535,404)      174,420    (7,939,607) (1,193,326)

Contributions from (Distribution to) GWLA             -                   (3,537)            -

NET ASSETS :
Beginning of period                             535,412      360,992    38,936,803  40,130,129
                                            ------------ ------------ ------------ ------------
End of period                               $         8  $   535,412  $ 30,993,659 $38,936,803
                                            ============ ============ ============ ============



See notes to financial statements                                                                                        (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

-----------------------------------------------------------------------------------------------------------------------------

                                         Maxim Aggressive         Maxim Ariel         Maxim Ariel Small        Maxim Bond
                                                                                             Cap
                                         Profile Portfolio       MidCap Value          Value Portfolio         Portfolio
                                                                   Portfolio
                                            Investment        Investment Division    Investment Division       Investment
                                             Division                                                           Division
                                         ------------------ ----------------------- --------------------- -------------------

                                          2000       1999      2000        1999        2000       1999       2000     1999
                                          ----       ----      ----        ----        ----       ----       ----     ----

Maxim Series III
----------------
FROM OPERATIONS:
Net investment income (loss)            $  3,024  $  4,426  $   29,623  $  175,987  $   2,423  $  10,106  $ 43,212  $ 37,692

Net realized gain (loss) on investments    3,050     2,159      15,269      13,013   (17,064)    (9,248)    (4,772)    (549)
Net change in unrealized appreciation
(depreciation) on investments            (12,756)    3,547      32,302   (206,561)     24,762    (7,860)    10,817   (47,437)
                                        --------- --------- ----------- ----------- ---------- ---------- --------- ---------

Increase (decrease) in net assets
resulting from
operations                               (6,682)    10,132      77,194    (17,561)     10,121    (7,002)    49,257   (10,294)
                                        --------- --------- ----------- ----------- ---------- ---------- --------- ---------

FROM UNIT TRANSACTIONS (by category):
Purchases payments :                      24,900     4,160      14,828      44,766        750     20,357    133,088   47,730

Redemption :                               (724)    (4,277)  (275,013)    (53,709)    (6,842)      (378)    (31,860) (23,043)

Net transfers :                          (19,045)   46,869   (177,440)       9,458   (34,646)   (23,619)    (38,205)  38,159
                                        --------- --------- ----------- ----------- ---------- ---------- --------- ---------

Increase (decrease) in net assets
resulting from
unit transactions                          5,131    46,752   (437,625)         515   (40,738)    (3,640)    63,023    62,846
                                        --------- --------- ----------- ----------- ---------- ---------- --------- ---------

INCREASE (DECREASE) IN NET ASSETS        (1,551)    56,884   (360,431)    (17,046)   (30,617)   (10,642)    112,280   52,552

NET ASSETS :
Beginning of period                       82,170    25,286   1,068,985   1,086,031     91,764    102,406    803,108  750,556
                                        --------- --------- ----------- ----------- ---------- ---------- --------- ---------
End of period                           $ 80,619  $ 82,170  $  708,554  $1,068,985  $  61,147  $  91,764  $ 915,388 $803,108
                                        ========= ========= =========== =========== ========== ========== ========= =========





See notes to financial statements                                                                                      (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------

                                    Maxim Conservative     Maxim Founders Growth         Maxim Growth        Maxim Index 600
                                     Profile Portfolio         & Income Fund             Index Portfolio        Portfolio
                                                                 Portfolio
                                    Investment Division     Investment Division      Investment Division   Investment Division
                                  ------------------------------------------------ ---------------------------------------------

                                     2000        1999        2000         1999        2000       1999        2000       1999
                                     ----        ----        ----         ----        ----       ----        ----       ----

Maxim Series III
----------------
FROM OPERATIONS:
Net investment income (loss)      $    5,219 $     9,256 $     2,796  $     1,850  $ 155,407  $  47,138  $   40,277  $   28,652

Net realized gain (loss) on          (4,249)         363         104        (256)      9,785     69,416    (39,365)    (24,892)
investments
Net change in unrealized
appreciation
(depreciation) on investments          3,450     (3,091)    (19,074)        8,339    (527,855)   30,416      32,415      31,487
                                  ----------------------------------- ------------ ---------- ---------- ----------- -----------

Increase (decrease) in net assets
resulting from
operations                             4,420       6,528    (16,174)        9,933    (362,663)  146,970      33,327      35,247
                                  ----------------------------------- ------------ ---------- ---------- ----------- -----------

FROM UNIT TRANSACTIONS
(by category):

Purchases payments :                       -      26,509       1,819       60,805     77,674    214,823      22,323      45,382

Redemption :                        (34,188)     (1,000)       (403)            -    (74,253)     (604)    (37,329)    (21,144)

Net transfers :                     (37,643)     (4,425)     (3,119)      (3,268)    840,779    (175,471)  (21,667)       (821)
                                  ----------------------------------- ------------ ---------- ---------- ----------- -----------

Increase (decrease) in net assets
resulting from
unit transactions                   (71,831)      21,084     (1,703)       57,537    844,200     38,748    (36,673)      23,417
                                  ----------------------------------- ------------ ---------- ---------- ----------- -----------

INCREASE (DECREASE) IN NET ASSETS   (67,411)      27,612    (17,877)       67,470    481,537    185,718     (3,346)      58,664

NET ASSETS :
Beginning of period                  191,662     164,050      79,504       12,034    816,638    630,920     364,983     306,319
                                             ------------------------              ---------- ---------- ----------- -----------
                                  -----------                         ------------
End of period                     $  124,251 $   191,662 $    61,627  $    79,504  $ 1,298,175$ 816,638  $  361,637  $  364,983
                                  =================================== ============ ========== ========== =========== ===========






See notes to financial statements                                                                                       (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------

                                                           Maxim INVESCO         Maxim INVESCO Small-Cap
                            Maxim INVESCO Balanced         International                                   Maxim Loomis Sayles
                                  Portfolio             Growth Portfolio (ADR)      Growth Portfolio          Corporate Bond
                                                                                                                Portfolio
                             Investment Division        Investment Division        Investment Division     Investment Division
                          ------------------------- ----------------------------------------------------------------------------

                              2000         1999          2000          1999         2000         1999        2000        1999
                              ----         ----          ----          ----         ----         ----        ----        ----

Maxim Series III
----------------
FROM OPERATIONS:
Net investment income     $   229,263  $   381,543   $    33,218  $    (2,293)  $   214,792  $   176,219 $    62,276 $   73,984
(loss)

Net realized gain (loss)        4,894       91,713        38,143        45,334      246,292       71,816    (15,217)   (22,659)
on investments
Net change in unrealized
appreciation
(depreciation) on           (310,962)    (144,086)     (125,910)        54,567    (762,113)      337,914    (16,532)   (10,200)
investments
                          ------------ ------------  ------------ ------------- ------------ -----------------------------------

Increase (decrease) in
net assets resulting from
operations                   (76,805)      329,170      (54,549)        97,608    (301,029)      585,949      30,527     41,125
                          ------------ ------------  ------------ ------------- ------------ -----------------------------------

FROM UNIT TRANSACTIONS
(by category):

Purchases payments :           61,714      155,234        30,010        12,514       66,218       13,530       4,125      8,269

Redemption :                (226,045)    (166,788)     (110,523)      (62,192)    (178,277)     (50,218)    (65,789)   (47,607)

Net transfers :               395,778     (62,967)         6,757      (89,396)      645,684    (162,552)       1,508   (225,173)
                          ------------ ------------  ------------ ------------- ------------ -----------------------------------

Increase (decrease) in
net assets resulting from
unit transactions             231,447     (74,521)      (73,756)     (139,074)      533,625    (199,240)    (60,156)   (264,511)
                          ------------ ------------  ------------ ------------- ------------ -----------------------------------

INCREASE (DECREASE) IN        154,642      254,649     (128,305)      (41,466)      232,596      386,709    (29,629)   (223,386)
NET ASSETS

NET ASSETS :
Beginning of period         2,421,972    2,167,323       533,287       574,753    1,383,409      996,700     938,703   1,162,089
                          ------------ ------------  ------------ ------------- ------------ -----------------------------------
End of period             $ 2,576,614  $ 2,421,972   $   404,982  $    533,287  $ 1,616,005  $ 1,383,409 $   909,074 $  938,703
                          ============ ============  ============ ============= ============ ===================================





See notes to financial statements                                                                                        (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

---------------------------------------------------------------------------------------------------------------------------------

                                                                 Maxim Moderately     Maxim Moderately
                                            Maxim Moderate          Aggressive          Conservative        Maxim Money Market
                                          Profile Portfolio     Profile Portfolio    Profile Portfolio           Portfolio
                                           Investment Division     Investment            Investment         Investment Division
                                                                   Division              Division
                                         -----------------------------------------  -------------------- ------------------------

                                            2000      1999       2000       1999       2000      1999        2000        1999
                                            ----      ----       ----       ----       ----      ----        ----        ----

Maxim Series III
----------------
FROM OPERATIONS:
Net investment income (loss)             $  14,647 $  25,185  $  24,204  $  23,054  $   1,778  $  3,759  $   56,169  $    89,898

Net realized gain (loss) on investments      9,211       609     17,929      7,036      (254)     (342)        (54)         (49)
Net change in unrealized appreciation
(depreciation) on investments             (30,104)    19,032    (61,734)    38,837    (2,550)       985          54           49
                                         -------------------- ---------- ---------- ---------- --------- ----------- ------------

Increase (decrease) in net assets
resulting from
operations                                 (6,246)    44,826    (19,601)    68,927    (1,026)     4,402      56,169       89,898
                                         -------------------- ---------- ---------- ---------- --------- ----------- ------------

FROM UNIT TRANSACTIONS (by category):
Purchases payments :                        10,731   110,069     43,640    212,153          -         -     691,359    1,780,853

Redemption :                              (17,630)   (20,201)   (3,537)   (11,861)   (10,027)   (10,000)   (59,893)    (144,418)

Net transfers :                           (61,962)         -    (67,509)    12,451      7,697         -    (2,712,767)   775,955
                                         -------------------- ---------- ---------- ---------- --------- ----------- ------------

Increase (decrease) in net assets
resulting from
unit transactions                         (68,861)    89,868    (27,406)   212,743    (2,330)   (10,000)   (2,081,301) 2,412,390
                                         -------------------- ---------- ---------- ---------- --------- ----------- ------------

INCREASE (DECREASE) IN NET ASSETS         (75,107)   134,694    (47,007)   281,670    (3,356)   (5,598)    (2,025,132) 2,502,288

NET ASSETS :
Beginning of period                        368,708   234,014    429,359    147,689     68,586    74,184    3,333,677     831,389
                                                   ---------- ---------- ---------- ---------- --------- ----------- ------------
                                         ----------
End of period                            $ 293,601 $ 368,708  $ 382,352  $ 429,359  $  65,230  $ 68,586    1,308,545 $ 3,333,677
                                         ==================== ========== ========== ========== ========= =========== ============





See notes to financial statements                                                                                       (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                        Maxim T.Rowe Price
                                           Maxim Stock Index     Maxim T. Rowe Price          MidCap               Maxim U.S.
                                                                                                                   Government
                                               Portfolio            Equity/Income        Growth Portfolio     Securities Portfolio
                                                                      Portfolio
                                          Investment Division    Investment Division   Investment Division    Investment Division
                                         ---------------------- --------------------- ---------------------- ----------------------

                                            2000        1999       2000       1999       2000        1999       2000       1999
                                            ----        ----       ----       ----       ----        ----       ----       ----

Maxim Series III
----------------
FROM OPERATIONS:
Net investment income (loss)             $  385,986 $  164,346  $ 157,120  $ 164,119  $   43,504 $    7,350  $  10,511  $   14,135

Net realized gain (loss) on investments     236,729    512,630   (10,983)     98,828      22,064      2,495    (5,662)     (1,520)
Net change in unrealized appreciation
(depreciation) on investments             (1,000,201) (45,249)     16,185   (223,726)   (31,122)     19,868     14,289    (15,288)
                                         ---------------------- ---------- ---------- ---------------------- ---------- -----------

Increase (decrease) in net assets
resulting from
operations                                (377,486)    631,727    162,322     39,221      34,446     29,713     19,138     (2,673)
                                         ---------------------- ---------- ---------- ---------------------- ---------- -----------

FROM UNIT TRANSACTIONS (by category):
Purchases payments :                        799,483    245,958     36,412    118,498      13,262     21,484      3,265       2,516

Redemption :                              (495,798)   (200,982)  (315,272)  (162,684)   (55,446)   (16,279)   (168,190)   (30,558)

Net transfers :                             618,031   (863,974)  (86,018)   (29,774)     491,487    (3,919)      1,390    (50,110)
                                         ---------------------- ---------- ---------- ---------------------- ---------- -----------

Increase (decrease) in net assets
resulting from
unit transactions                           921,716   (818,998)  (364,878)  (73,960)     449,303      1,286   (163,535)   (78,152)
                                         ---------------------- ---------- ---------- ---------------------- ---------- -----------

INCREASE (DECREASE) IN NET ASSETS           544,230   (187,271)  (202,556)  (34,739)     483,749     30,999   (144,397)   (80,825)

NET ASSETS :
Beginning of period                       3,778,767   3,966,038  1,810,796  1,845,535    157,212    126,213    287,588     368,413
                                                    ----------- ---------- ---------- ---------------------- ---------- -----------
                                         -----------
End of period                            $4,322,997 $ 3,778,767 $1,608,240 $1,810,796 $  640,961 $  157,212  $ 143,191  $  287,588
                                         ====================== ========== ========== ====================== ========== ===========





See notes to financial statements                                                                                        (Continued)


MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

------------------------------------------------------------------------------------------------------------------------------------

                                                                                American Century VP       Dreyfus Family of
                                   Maxim Value Index       American Century           Capital                Funds Stock
                                       Portfolio           VP Balanced Fund      Appreciation Fund           Index Fund
                                  Investment Division         Investment        Investment Division      Investment Division
                                                                Division
                                  ---------------------   ------------------- ----------------------- -------------------------

                                    2000        1999        2000      1999       2000        1999         2000         1999
                                    ----        ----        ----      ----       ----        ----         ----         ----

Maxim Series III
----------------
FROM OPERATIONS:
Net investment income (loss)     $    9,229  $   4,817   $       -  $    710  $    4,109  $  (1,413)  $    11,162  $     3,949

Net realized gain (loss) on         (1,250)      (150)           -     (202)      81,287    (10,977)      (5,713)        3,307
investments
Net change in unrealized
appreciation
(depreciation) in investments       (5,911)    (2,586)           -     (432)    (65,553)      73,729     (43,389)       32,541
                                 ----------- ----------  ---------- --------- ----------- ----------- ------------ ------------

Increase (decrease) on net assets
resulting from
operations                            2,068      2,081           -        76      19,843      61,339     (37,940)       39,797
                                 ----------- ----------  ---------- --------- ----------- ----------- ------------ ------------

FROM UNIT TRANSACTIONS
(by category):
Purchases payments :                103,922      6,945           -         -           -         803       64,605       19,446

Redemption :                           (16)          -           -         -       (809)    (16,641)    (140,294)        (607)

Net transfers :                      22,553      9,808           -   (5,355)   (176,356)    (13,334)       15,245      367,474
                                 ----------- ----------  ---------- --------- ----------- ----------- ------------ ------------

Increase (decrease) in net assets
resulting from
unit transactions                   126,459     16,753           -   (5,355)   (177,165)    (29,172)     (60,444)      386,313
                                 ----------- ----------  ---------- --------- ----------- ----------- ------------ ------------

INCREASE (DECREASE) IN NET ASSETS   128,527     18,834           -   (5,279)   (157,322)      32,167     (98,384)      426,110

NET ASSETS :
Beginning of period                  38,432     19,598           -     5,279     157,323     125,156      426,110            -
                                             ----------  ---------- --------- ----------- ----------- ------------ ------------
                                 -----------
End of period                    $  166,959  $  38,432   $       -  $      -  $        1  $  157,323  $   327,726  $   426,110
                                 =========== ==========  ========== ========= =========== =========== ============ ============





See notes to financial statements                                                                                   (Continued)


MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999

----------------------------------------------------------------------------------------------------------------------------------

                                              Fidelity
                                           Investments VIP         Janus Aspen        Neuberger & Berman          Templeton
                                                 II                                                             International
                                             Contrafund          Flexible Income          Management               Class I
                                              Portfolio               Fund                 Portfolio
                                             Investment        Investment Division    Investment Division    Investment Division
                                              Division
                                          ------------------  --------------------- ---------------------- -----------------------

                                           2000      1999        2000       1999        2000       1999        2000       1999
                                           ----      ----        ----       ----        ----       ----        ----       ----

Maxim Series III
----------------
FROM OPERATIONS:
Net investment income (loss)             $ 37,458  $  1,178   $   4,233  $   7,370  $   43,179  $     157  $   28,798 $     1,197

Net realized gain (loss) on investments     1,011     7,430     (3,844)      (267)     (8,823)         28       (292)        (45)
Net change in unrealized appreciation
(depreciation) on investments             (70,688)   22,300       5,036    (5,705)    (27,635)      8,727    (31,711)      18,143
                                         --------- ---------  ---------- ---------- ----------- ---------- -----------------------

Increase (decrease) on net assets
resulting from
operations                                (32,219)    30,908      5,425      1,398       6,721      8,912     (3,205)      19,295
                                         --------- ---------- ---------- ---------- ----------- ---------- -----------------------

FROM UNIT TRANSACTIONS (by category):
Purchases payments :                       22,019     35,547     43,505     18,372      43,023     30,389      26,257      14,478

Redemption :                              (6,281)   (96,270)   (58,380)          -     (4,272)      (606)     (6,282)       (604)

Net transfers :                           292,096    192,460   (28,392)    114,778      43,996    162,309      87,226     101,757
                                         --------- ---------- ---------- ---------- ----------- ---------- -----------------------

Increase (decrease) in net assets
resulting from
unit transactions                         307,834    131,737   (43,267)    133,150      82,747    192,092     107,201     115,631
                                         --------- ---------- ---------- ---------- ----------- ---------- -----------------------

INCREASE (DECREASE) IN NET ASSETS         275,615    162,645   (37,842)    134,548      89,468    201,004     103,996     134,926

NET ASSETS :
Beginning of period                       162,645          -    134,548          -     201,004          -     134,926           -
                                                   ---------- ---------- ---------- ----------- ---------- -----------------------
                                         ---------
End of period                            $438,260  $ 162,645  $  96,706  $ 134,548  $  290,472  $ 201,004  $  238,922 $   134,926
                                         ========= ========== ========== ========== =========== ========== =======================





See notes to financial statements                                                                                       (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 AND 1999
------------------------------------------------------------------------



                                             Total Maxim Series III
                                                     Account
                                         -------------------------------

                                              2000            1999
                                              ----            ----

Maxim Series III
----------------
FROM OPERATIONS:
Net investment income (loss)             $    1,653,617  $    1,454,371

Net realized gain (loss) on investments         568,226         855,021
Net change in unrealized appreciation
(depreciation) in investments               (3,006,490)        (11,740)
                                         --------------- ---------------

Increase (decrease) on net assets
resulting from
operations                                    (784,647)       2,297,652
                                         --------------- ---------------

FROM UNIT TRANSACTIONS (by category):
Purchases payments :                          2,338,932       3,271,590

Redemption :                                (2,383,373)     (1,142,671)

Net transfers :                                   5,458         117,320
                                         --------------- ---------------

Increase (decrease) in net assets
resulting from
unit transactions                              (38,983)       2,246,239
                                         --------------- ---------------

INCREASE (DECREASE) IN NET ASSETS             (823,630)       4,543,891

NET ASSETS :
Beginning of period                          20,265,866      15,721,975
                                                         ---------------
                                         ---------------
End of period                            $   19,442,236  $   20,265,866
                                         =============== ===============






See notes to financial statements                                   (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000 AND 1999
--------------------------------------------------------------------------------


1.   HISTORY OF THE SERIES ACCOUNT

     The Maxim Series Account of Great-West Life & Annuity Insurance Company (the Series Account) is a separate account of Great-West Life & Annuity Insurance Company (the Company) and was established under Kansas law on June 24, 1981. In 1990, the Series Account was amended to conform to and comply with Colorado law in connection with the Company's redomestication to the State of Colorado. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

     As of September 24, 1984, the administrative charges of the Series Account were changed by a vote of the Board of Directors. Contracts purchased through September 24, 1984 (Maxim Series I) were and will remain subject to the previous charges while the contracts purchased after September 24, 1984 (Maxim Series II) are charged with the new amounts (see Note 3). As a result of changes in the administrative charges, the contracts purchased after September 24, 1984 are being accounted for separately.

     As of September 19, 1994 the Company began offering a new contract in the Series Account (Maxim Series III or MVP contracts). The administrative charges for these contracts differ from the administrative charges for the contracts in the Maxim Series I and Maxim Series II (see Note 3) and are therefore accounted for separately.

     In conjunction with a system conversion process during 1998, a balancing adjustment from (to) GWLA was required to properly reflect contributions and corresponding unit values by investment division.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies of the Series Account, which are in accordance with the accounting principles generally accepted in the investment company industry.

     Security Transactions - Security transactions are recorded on the trade date. Cost of investments sold is determined on the basis of identified cost.

     Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

     Security Valuation - The investments in shares of the underlying funds are valued at the closing net asset value per share as determined by the appropriate fund/portfolio at the end of each day.

     The cost of investments represents shares of the underlying funds that were purchased by the Series Account. Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the underlying fund.

     Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves. Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under a contract. The Company reserves the right to charge the Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

     Net Transfers - Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.






3.   CHARGES UNDER THE CONTRACT

     Contract Maintenance Charge - On the last valuation date of each contract year before the retirement date, the Company deducts from each participant account a maintenance charge of $30 for contracts issued before September 24, 1984 and $35 for contracts issued after September 24, 1984, as compensation for the administrative services provided to contract owners. To compensate the Company for administrative services for contracts issued after September 19, 1994, a contract charge of $27 is deducted from each participant account on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and prorated for the portion of the year remaining.

     Charges Incurred for Total or Partial Surrenders - Certain contracts contain provisions relating to a contingent deferred sales charge. In such contracts, charges will be made for total or partial surrender of a participant annuity account in excess of the "free amount" before the retirement date by a deduction from a participant's account. The "free amount" for contracts purchased after September 19, 1994 is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

     Deductions for Assumption of Mortality and Expense Risks - The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to an annual rate of 1.25% (1.00% allocable to mortality risk and .25% allocable to expense risk) for the contracts purchased before September 24, 1984. For contracts purchased after September 24, 1984 and through September 19, 1994, the annual rate is 1.40% (1.00% allocable to mortality risk and .40% allocable to expense risk). For contracts purchased after September 19, 1994 the annual rate is 1.25% (.85% allocable to mortality risk and .40% allocable to expense risk). This charge is designated to compensate the Company for its assumption of certain mortality, death benefit, and expense risks. The level of the charge is guaranteed and will not change.

     Premium Taxes - The Company currently will pay any applicable premium tax or other tax, levied by the government, when due. If the contract value is used to purchase an annuity under the annuity options, the dollar amount of any premium tax previously paid or payable upon annuitization by the Company will be charged against the contract value.

4.   RELATED PARTY SERVICES

     A wholly owned subsidiary of the Company, GW Capital Management, Inc., serves as investment advisor to Maxim Series Fund, Inc. Fees are assessed against the average daily net asset value of the affiliated funds to compensate GW Capital Management, Inc. for investment advisory services.


5.  SELECTED DATA
                                             The following is a summary of
                                             selected data for a unit of capital
                                             and net assets for the Series
                                             Account.

                                              Maxim Bond     Maxim Bond     Maxim Money    Maxim Stock    Maxim Total
                                               Portfolio      Portfolio        Market         Index         Return
                                                                             Portfolio      Portfolio      Portfolio
                                               Qualified   Non-Qualified  Non-Qualified    Qualified    Non-Qualified
                                             --------------------------------------------------------------------------
MAXIM SERIES ACCOUNT I

2000
 Beginning Unit Value                               $33.59         $36.98         $24.31         $98.60              -
                                             ==========================================================================
                                             ==========================================================================
 Ending Unit Value                                  $35.61         $39.29         $25.46         $89.76              -
                                             ==========================================================================
                                             ==========================================================================
 Number of Units Outstanding                        174.29       2,486.85       1,393.80         181.88              -
                                             ==========================================================================
                                             ==========================================================================
 Net Assets (000's)                                     $6            $98            $35            $16              -
                                             ==========================================================================

1999
 Beginning Unit Value                               $34.10         $37.55         $23.48         $83.56              -
                                             ==========================================================================
                                             ==========================================================================
 Ending Unit Value                                  $33.59         $36.98         $24.31         $98.60              -
                                             ==========================================================================
                                             ==========================================================================
 Number of Units Outstanding                        174.53       3,754.08       1,396.22         182.12              -
                                             ==========================================================================
                                             ==========================================================================
 Net Assets (000's)                                     $6           $139            $34            $18              -
                                             ==========================================================================

1998
 Beginning Unit Value                               $32.41         $35.65         $22.57         $66.97         $23.89
                                             ==========================================================================
                                             ==========================================================================
 Ending Unit Value                                  $34.10         $37.55         $23.48         $83.56              -
                                             ==========================================================================
                                             ==========================================================================
 Number of Units Outstanding                        174.80       2,461.64       1,398.72         182.36              -
                                             ==========================================================================
                                             ==========================================================================
 Net Assets (000's)                                     $6            $92            $33            $15              -
                                             ==========================================================================

1997
 Beginning Unit Value                               $30.69         $33.71         $21.71         $51.56         $19.59
                                             ==========================================================================
                                             ==========================================================================
 Ending Unit Value                                  $32.41         $35.65         $22.57         $66.97         $23.89
                                             ==========================================================================
                                             ==========================================================================
 Number of Units Outstanding                        188.97       2,727.87       1,398.91         175.18       2,299.93
                                             ==========================================================================
                                             ==========================================================================
 Net Assets (000's)                                     $6            $97            $32            $12            $55
                                             ==========================================================================

1996
 Beginning Unit Value                               $29.81         $32.74         $20.92         $43.05         $17.75
                                             ==========================================================================
                                             ==========================================================================
 Ending Unit Value                                  $30.69         $33.71         $21.71         $51.56         $19.59
                                             ==========================================================================
                                             ==========================================================================
 Number of Units Outstanding                        521.33       2,729.57       1,402.43         175.85       2,301.42
                                             ==========================================================================
                                             ==========================================================================
 Net Assets (000's)                                    $16            $92            $30             $9            $45
                                             ==========================================================================

                                                                                                           (Continued)

5.  SELECTED DATA
                               The following is a summary of selected data for a unit of capital and net assets for the Series
                               Account.

                                                                    Maxim Money     Maxim Money    Maxim Stock   Maxim Stock
                                  Maxim Bond        Maxim Bond        Market          Market          Index      Index
                                   Portfolio        Portfolio        Portfolio       Portfolio      Portfolio    Portfolio
                                   Qualified       Non-Qualified     Qualified     Non-Qualified    Qualified    Non-Qualified
                               -------------------------------------------------------------------------------------------------
MAXIM SERIES ACCOUNT II

2000
 Beginning Unit Value                     $27.49            $27.27         $18.88          $19.12         $81.05         $79.86
                               =================================================================================================
 Ending Unit Value                        $29.16            $28.93         $19.74          $19.99         $73.56         $72.48
                               =================================================================================================
 Number of Units                       33,788.21         31,912.83      33,451.51       51,322.33     176,260.47     113,358.95
Outstanding
                               =================================================================================================
 Net Assets (000's)                         $985              $923           $660          $1,026        $12,966         $8,216
                               =================================================================================================

1999
 Beginning Unit Value                     $27.95            $27.73         $18.26          $18.49         $68.64         $67.64
                               =================================================================================================
 Ending Unit Value                        $27.49            $27.27         $18.88          $19.12         $81.05         $79.86
                               =================================================================================================
 Number of Units                       40,546.31         38,993.56      55,579.07       68,210.22     198,847.96     142,113.72
Outstanding
                               =================================================================================================
 Net Assets (000's)                       $1,114            $1,063         $1,049          $1,304        $16,116        $11,349
                               =================================================================================================

1998
 Beginning Unit Value                     $26.57            $26.36         $17.61          $17.83         $54.89         $54.09
                               =================================================================================================
 Ending Unit Value                        $27.95            $27.73         $18.26          $18.49         $68.64         $67.64
                               =================================================================================================
 Number of Units                       47,194.27         48,412.72      59,011.96       45,708.85     232,642.21     160,220.19
Outstanding
                               =================================================================================================
 Net Assets (000's)                       $1,319            $1,342         $1,078            $845        $15,969        $10,837
                               =================================================================================================

1997
 Beginning Unit Value                     $25.17            $24.97         $16.96          $17.18         $42.10         $41.48
                               =================================================================================================
 Ending Unit Value                        $26.57            $26.36         $17.61          $17.83         $54.89         $54.09
                               =================================================================================================
 Number of Units                       54,547.88         51,635.74      54,854.40       46,577.91     189,804.06     153,561.61
Outstanding
                               =================================================================================================
 Net Assets (000's)                       $1,449            $1,361           $966            $830        $10,419         $8,306
                               =================================================================================================
                               =================================================================================================

1996
 Beginning Unit Value                     $24.48            $24.29         $16.37          $16.58         $35.04         $34.53
                               =================================================================================================
                               =================================================================================================
 Ending Unit Value                        $25.17            $24.97         $16.96          $17.18         $42.10         $41.48
                               =================================================================================================
                               =================================================================================================
 Number of Units                       88,677.28         64,147.08      61,373.56       64,049.31     202,398.63     159,266.26
Outstanding
                               =================================================================================================
                               =================================================================================================
 Net Assets (000's)                       $2,232            $1,602         $1,041          $1,100         $8,520         $6,606
                               =================================================================================================


                                                                                                                    (Continued)

5.  SELECTED DATA

                                                 Maxim U.S.     Maxim U.S.                         American
                                 Maxim Total     Government     Government        American        Century VP
                                    Return       Securities     Securities       Century VP        Capital
                                  Portfolio      Portfolio       Portfolio     Balanced Fund     Appreciation
                                                                                                     Fund
                                --------------------------------------------------------------------------------
                                Non-Qualified     Qualified    Non-Qualified     Qualified       Non-Qualified
                                ---------------------------------------------------------------------------------
MAXIM SERIES ACCOUNT II

2000
 Beginning Unit Value                        -          $25.86         $26.12                -            $19.75
                                =================================================================================
 Ending Unit Value                           -          $28.21         $28.49                -            $21.23
                                =================================================================================
                                =================================================================================
 Number of Units                             -       80,535.92     138,456.20                -           (90.69)
Outstanding
                                =================================================================================
                                =================================================================================
 Net Assets (000's)                          -          $2,272         $3,944                -              ($2)
                                =================================================================================

1999
 Beginning Unit Value                        -          $26.14         $26.41                -            $12.06
                                =================================================================================
 Ending Unit Value                           -          $25.86         $26.12                -            $19.75
                                =================================================================================
                                =================================================================================
 Number of Units                             -       94,489.07     151,710.54                -         27,111.64
Outstanding
                                =================================================================================
                                =================================================================================
 Net Assets (000's)                          -          $2,443         $3,963                -              $535
                                =================================================================================

1998
 Beginning Unit Value                   $24.42          $24.83         $25.08           $16.04            $12.58
                                =================================================================================
 Ending Unit Value                           -          $26.14         $26.41                -            $12.06
                                =================================================================================
                                =================================================================================
 Number of Units                             -      113,270.37     205,160.13                -         29,929.91
Outstanding
                                =================================================================================
                                =================================================================================
 Net Assets (000's)                          -          $2,961         $5,418                -              $361
                                =================================================================================

1997
 Beginning Unit Value                   $20.05          $23.20         $23.44           $14.04            $13.19
                                =================================================================================
                                =================================================================================
 Ending Unit Value                      $24.42          $24.83         $25.08           $16.04            $12.58
                                =================================================================================
                                =================================================================================
 Number of Units                    211,352.14      144,275.86     244,602.79        26,379.49         25,957.24
Outstanding
                                =================================================================================
                                =================================================================================
 Net Assets (000's)                     $5,161          $3,583         $6,136             $423              $327
                                =================================================================================
                                =================================================================================

1996
 Beginning Unit Value                   $18.20          $22.65         $22.88           $12.69            $14.00
                                =================================================================================
                                =================================================================================
 Ending Unit Value                      $20.05          $23.20         $23.44           $14.04            $13.19
                                =================================================================================
                                =================================================================================
 Number of Units                    219,989.41      183,063.52     272,571.17        24,745.20         26,567.31
Outstanding
                                =================================================================================
                                =================================================================================
 Net Assets (000's)                     $4,411          $4,248         $6,389             $348              $350
                                =================================================================================


                                                                                                                      (Continued)

5.  SELECTED DATA
                               The following is a summary of selected data for a unit of capital and net assets for the Series
                               Account.

                                                Maxim Ariel    Maxim Ariel                                       Maxim
                                    Maxim       MidCap Value    Small-Cap      Maxim Bond         Maxim        Founders
                                 Aggressive      Portfolio        Value         Portfolio     Conservative     Growth &
                                   Profile                      Portfolio                        Profile        Income
                                  Portfolio                                                     Portfolio      Portfolio
                               --------------------------------------------------------------------------------------------
                                    1.25            1.25           1.25           1.25            1.25            1.25
MAXIM SERIES ACCOUNT III
Date Commenced Operations         01/05/98        09/19/94       03/09/95       09/19/94        01/05/98        01/15/98

2000
 Beginning Unit Value                   $13.65          $20.60        $16.98          $12.54          $11.01          $13.34
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                      $12.56          $24.15        $21.24          $13.32          $11.51          $10.59
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                      6,417.42       29,343.21      2,879.26       68,732.31       10,795.96        5,819.95
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                        $81            $709           $61            $915            $124             $62
                               ==============================================================================================

1999
 Beginning Unit Value                   $11.35          $20.80        $18.25          $12.73          $10.63          $11.74
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                      $13.65          $20.60        $16.98          $12.54          $11.01          $13.34
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                      6,019.04       51,894.51      5,404.94       64,052.67       17,410.97        5,962.03
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                        $82          $1,069           $92            $803            $192             $80
                               ==============================================================================================

1998
 Beginning Unit Value                   $10.00          $15.75        $17.07          $12.09          $10.00          $10.00
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                      $11.35          $20.80        $18.25          $12.73          $10.63          $11.74
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                      2,227.92       52,202.19      5,611.10       58,959.10       15,432.21        1,025.12
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                        $25          $1,086          $102            $751            $164             $12
                               ==============================================================================================

1997
 Beginning Unit Value                                   $14.12        $13.51          $11.43
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                                      $15.75        $17.07          $12.09
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                                     49,565.38      3,045.87        7,412.56
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                                       $781           $52             $90
                               ==============================================================================================
                               ==============================================================================================

1996
 Beginning Unit Value                                   $13.49        $11.60          $11.10
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                                      $14.12        $13.51          $11.43
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                                     83,389.90      1,551.40        5,196.46
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                                     $1,177           $21             $59
                               ==============================================================================================


                                                                                                                 (Continued)

5.  SELECTED DATA


                                                                                                              Maxim INVESCO
                                Maxim Growth   Maxim Growth    Maxim Index    Maxim INVESCO   Maxim INVESCO   International
                                   Index          Index       600 Portfolio     Balanced        Balanced         Growth
                                 Portfolio      Portfolio                       Portfolio       Portfolio    Portfolio (ADR)
                               ----------------------------------------------------------------------------------------------
                                    1.25           0.50            1.25           1.25            0.50            1.25
MAXIM SERIES ACCOUNT III
Date Commenced Operations         01/15/98       12/31/98        09/19/94       10/31/96        12/31/98        01/06/95

2000
 Beginning Unit Value                  $17.23          $12.62         $17.79          $16.98          $11.62          $19.72
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                     $13.21           $9.75         $19.37          $16.40          $11.33          $17.50
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                    64,917.25       45,191.60      18,670.09      131,761.82       36,675.45       23,146.91
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                      $857            $441           $362          $2,161            $415            $405
                               ==============================================================================================

1999
 Beginning Unit Value                  $13.75          $10.00         $16.10          $14.73          $10.00          $16.28
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                     $17.23          $12.62         $17.79          $16.98          $11.62          $19.72
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                    26,777.65       28,151.03      20,516.87      122,501.82       29,428.25       27,043.80
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                      $461            $355           $365          $2,080            $342            $533
                               ==============================================================================================

1998
 Beginning Unit Value                  $10.00                         $16.57          $12.59                          $14.90
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                     $13.75                         $16.10          $14.73                          $16.28
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                    45,895.99                      19,020.51      147,157.63                       35,311.40
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                      $631                           $306          $2,167                            $575
                               ==============================================================================================

1997
 Beginning Unit Value                                                 $13.87          $10.13                          $13.46
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                                                    $16.57          $12.59                          $14.90
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                                                   14,918.01       32,937.69                       31,948.04
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                                                     $247            $415                            $476
                               ==============================================================================================
                               ==============================================================================================

1996
 Beginning Unit Value                                                 $12.18          $10.00                          $11.25
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                                                    $13.87          $10.13                          $13.46
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                                                   10,975.88        1,307.11                       15,132.95
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                                                     $152             $13                            $204
                               ==============================================================================================




                                                                                                                 (Continued)

5.  SELECTED DATA


                                Maxim INVESCO   Maxim Loomis   Maxim Loomis                       Maxim           Maxim
                                  Small-Cap        Sayles         Sayles          Maxim        Moderately      Moderately
                                   Growth        Corporate       Small-Cap       Moderate      Aggressive     Conservative
                                  Portfolio    Bond Portfolio Value Portfolio    Profile         Profile         Profile
                                                                                Portfolio       Portfolio       Portfolio
                               ----------------------------------------------------------------------------------------------
                                    1.25            1.25            1.25           1.25           1.25            1.25
MAXIM SERIES ACCOUNT III
Date Commenced Operations         01/06/95        08/08/95        01/15/98       01/05/98       01/05/98        01/05/98

2000
 Beginning Unit Value                   $39.84          $15.45          $9.84         $12.63          $13.38          $11.54
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                      $34.47          $15.96         $12.02         $12.30          $12.64          $11.34
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                     46,875.22       56,967.40              -      23,877.31       30,243.77        5,752.74
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                     $1,616            $909              -           $294            $382             $65
                               ==============================================================================================

1999
 Beginning Unit Value                   $22.31          $14.91         $10.00         $10.98          $11.10          $10.79
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                      $39.84          $15.45          $9.84         $12.63          $13.38          $11.54
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                     34,724.35       60,769.47              -      29,199.60       32,079.80        5,941.97
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                     $1,383            $939              -           $369            $429             $69
                               ==============================================================================================

1998
 Beginning Unit Value                   $19.21          $14.60         $10.00         $10.00          $10.00          $10.00
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                      $22.31          $14.91         $10.00         $10.98          $11.10          $10.79
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                     44,665.98       77,918.20              -      21,309.48       13,300.61        6,875.97
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                       $997          $1,162              -           $234            $148             $74
                               ==============================================================================================

1997
 Beginning Unit Value                   $16.39          $13.12
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                      $19.21          $14.60
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                     44,396.72       23,403.30
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                       $853            $342
                               ==============================================================================================
                               ==============================================================================================

1996
 Beginning Unit Value                   $13.09          $12.03
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                      $16.39          $13.12
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                     33,993.67       12,487.29
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                       $557            $164
                               ==============================================================================================


                                                                                                                 (Continued)

5.  SELECTED DATA


                                                                             Maxim T. Rowe   Maxim T. Rowe  Maxim T Rowe
                                Maxim Money    Maxim Money     Maxim Stock    Price Equity       Price      Price MidCap
                                   Market         Market     Index Portfolio    / Income     Equity/Income     Growth
                                 Portfolio      Portfolio                      Portfolio       Portfolio      Portfolio
                               -------------------------------------------------------------------------------------------
                                    1.25           0.50            1.25           1.25           0.50            1.25
MAXIM SERIES ACCOUNT III
Date Commenced Operations         08/04/95       12/31/98        09/19/94       01/06/95       12/31/98        01/15/98

2000
 Beginning Unit Value                  $11.80          $10.43         $30.35         $21.30          $10.29         $15.29
                               ============================================================================================
                               ============================================================================================
 Ending Unit Value                     $12.36          $11.00         $27.60         $23.75          $11.56         $16.21
                               ============================================================================================
                               ============================================================================================
 Number of Units                    85,499.89       22,899.97     156,653.56      55,601.43       24,909.89      39,552.40
Outstanding
                               ============================================================================================
                               ============================================================================================
 Net Assets (000's)                    $1,057            $252         $4,323         $1,320            $288           $641
                               ============================================================================================

1999
 Beginning Unit Value                  $11.40          $10.00         $25.67         $20.86          $10.00         $12.42
                               ============================================================================================
                               ============================================================================================
 Ending Unit Value                     $11.80          $10.43         $30.35         $21.30          $10.29         $15.29
                               ============================================================================================
                               ============================================================================================
 Number of Units                   278,852.75        4,193.76     124,499.25      75,493.06       19,743.60      10,284.80
Outstanding
                               ============================================================================================
                               ============================================================================================
 Net Assets (000's)                    $3,290             $44         $3,779         $1,608            $203           $157
                               ============================================================================================

1998
 Beginning Unit Value                  $10.97                         $20.50         $19.39                         $10.00
                               ============================================================================================
                               ============================================================================================
 Ending Unit Value                     $11.40                         $25.67         $20.86                         $12.42
                               ============================================================================================
                               ============================================================================================
 Number of Units                    72,949.61                     154,519.05      88,483.59                      10,160.99
Outstanding
                               ============================================================================================
                               ============================================================================================
 Net Assets (000's)                      $831                         $3,966         $1,846                           $126
                               ============================================================================================

1997
 Beginning Unit Value                  $10.55                         $15.70         $15.24
                               ============================================================================================
                               ============================================================================================
 Ending Unit Value                     $10.97                         $20.50         $19.39
                               ============================================================================================
                               ============================================================================================
 Number of Units                    55,509.88                     169,289.23     106,469.26
Outstanding
                               ============================================================================================
                               ============================================================================================
 Net Assets (000's)                      $609                         $3,470         $2,064
                               ============================================================================================
                               ============================================================================================

1996
 Beginning Unit Value                  $10.17                         $13.05         $12.92
                               ============================================================================================
                               ============================================================================================
 Ending Unit Value                     $10.55                         $15.70         $15.24
                               ============================================================================================
                               ============================================================================================
 Number of Units                    30,070.95                     130,996.47      67,415.13
Outstanding
                               ============================================================================================
                               ============================================================================================
 Net Assets (000's)                      $317                         $2,057         $1,027
                               ============================================================================================



                                                                                                               (Continued)

5.  SELECTED DATA


                                                 Maxim U.S.                                      American
                                 Maxim Total     Government     Maxim Value      American       Century VP
                                   Return        Securities        Index        Century VP       Capital      Dreyfus Stock
                                  Portfolio       Portfolio      Portfolio     Balanced Fund   Appreciation       Index
                                                                                                   Fund
                               ----------------------------------------------------------------------------------------------
                                    1.25            1.25            1.25            1.25           1.25           0.50
MAXIM SERIES ACCOUNT III
Date Commenced Operations         09/19/94        01/18/95        01/15/98        09/19/94       01/18/95       12/31/98

2000
 Beginning Unit Value                        -          $12.83          $12.85         $18.55         $18.34          $12.00
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                           -          $14.01          $13.37         $17.84         $19.75          $10.83
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                             -       10,222.61       12,490.94              -              -       30,255.25
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                          -            $143            $167              -              -            $328
                               ==============================================================================================

1999
 Beginning Unit Value                        -          $12.95          $11.68         $17.07         $11.29          $10.00
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                           -          $12.83          $12.85         $18.55         $18.34          $12.00
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                             -       22,422.35        2,991.88              -       8,576.49       35,509.76
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                          -            $288             $38              -           $157            $426
                               ==============================================================================================

1998
 Beginning Unit Value                   $15.78          $12.23          $10.00         $14.94         $11.68
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                           -          $12.95          $11.68         $17.07         $11.29
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                             -       28,452.60        1,678.41         309.20      11,087.23
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                          -            $368             $20             $5           $125
                               ==============================================================================================

1997
 Beginning Unit Value                   $12.94          $11.41                         $13.06         $12.23
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                      $15.78          $12.23                         $14.94         $11.68
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                     36,689.11       12,345.78                      20,447.27      16,591.59
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                       $579            $151                           $306           $194
                               ==============================================================================================
                               ==============================================================================================

1996
 Beginning Unit Value                   $11.72          $11.12                         $11.79         $12.94
                               ==============================================================================================
                               ==============================================================================================
 Ending Unit Value                      $12.94          $11.41                         $13.06         $12.23
                               ==============================================================================================
                               ==============================================================================================
 Number of Units                     30,202.42       15,784.10                      19,490.47      15,595.65
Outstanding
                               ==============================================================================================
                               ==============================================================================================
 Net Assets (000's)                       $391            $180                           $255           $191
                               ==============================================================================================



                                                                                                                 (Continued)

5.  SELECTED DATA


                                  Fidelity
                                Investments    Janus Aspen     Neubergar &      Templeton
                                   VIP II        Flexible        Berman       International
                                 Contrafund    Income Fund   Management AMT   Class I Fund
                                 Portfolio                      Partners
                                                                Portfolio
                               --------------------------------------------------------------
                                    1.25           0.50           0.50            0.50
MAXIM SERIES ACCOUNT III
Date Commenced Operations         11/12/98       12/31/98       12/31/98        12/31/98

2000
 Beginning Unit Value                  $14.35         $10.11          $10.68          $12.29
                               ==============================================================
                               ==============================================================
 Ending Unit Value                     $13.23         $10.69          $10.73          $11.96
                               ==============================================================
                               ==============================================================
 Number of Units                    33,123.86       9,047.46       27,069.52       19,971.00
Outstanding
                               ==============================================================
                               ==============================================================
 Net Assets (000's)                      $438            $97            $290            $239
                               ==============================================================

1999
 Beginning Unit Value                  $11.69         $10.00          $10.00          $10.00
                               ==============================================================
                               ==============================================================
 Ending Unit Value                     $14.35         $10.11          $10.68          $12.29
                               ==============================================================
                               ==============================================================
 Number of Units                    11,336.44      13,308.63       18,814.54       10,980.69
Outstanding
                               ==============================================================
                               ==============================================================
 Net Assets (000's)                      $163           $135            $201            $135
                               ==============================================================

1998
 Beginning Unit Value                  $10.00
                               ==============================================================
                               ==============================================================
 Ending Unit Value                     $11.69
                               ==============================================================
                               ==============================================================
 Number of Units                            -
Outstanding
                               ==============================================================
                               ==============================================================
 Net Assets (000's)                         -
                               ==============================================================

1997
 Beginning Unit Value
                               ==============================================================
                               ==============================================================
 Ending Unit Value
                               ==============================================================
                               ==============================================================
 Number of Units
Outstanding
                               ==============================================================
                               ==============================================================
 Net Assets (000's)
                               ==============================================================

1996
 Beginning Unit Value
                               ==============================================================
                               ==============================================================
 Ending Unit Value
                               ==============================================================
                               ==============================================================
 Number of Units
Outstanding
                               ==============================================================
                               ==============================================================
 Net Assets (000's)
                               ==============================================================
                                                                                                                (Concluded)

[/R]

























           GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (A wholly-owned subsidiary of GWL&A Financial Inc.)

              Consolidated Financial Statements for the Years Ended
                      December 31, 2000, 1999, and 1998 and
                          Independent Auditors' Report


                     INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.


As discussed in Note 1 to the consolidated financial statements, effective January 1, 1999, the Company adopted Statement of Position No. 98-1, Accounting for the Cost of Computer Software Developed or Obtained for Internal Use and, accordingly, changed its method of accounting for software development costs. [/R]


January 29, 2001



GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2000 AND 1999

==============================================================================================
(Dollars in Thousands)

                                                               2000                 1999
                                                        -------------------
-------------------
ASSETS

INVESTMENTS:
  Fixed Maturities:
    Held-to-maturity, at amortized cost (fair value
      $2,238,581)                                     $                    $       2,260,581
    Available-for-sale, at fair value (amortized cost
     $9,372,009 and $6,953,383)                               9,419,865            6,727,922
  Common stock, at fair value (cost $68,472 and
    $43,978)                                                     95,036               69,240
  Mortgage loans on real estate, net                            843,371              974,645
  Real estate                                                   106,690              103,731
  Policy loans                                                2,809,973            2,681,132
  Short-term investments, available-for-sale (cost
    approximates fair value)                                    414,382              240,804
                                                        -------------------
-------------------

        Total Investments                                    13,689,317           13,058,055

OTHER ASSETS:
  Cash                                                          153,977              267,514
  Reinsurance receivable
    Related party                                                 4,297                5,015
    Other                                                       229,671              168,307
  Deferred policy acquisition costs                             279,688              282,295
  Investment income due and accrued                             139,152              137,810
  Amounts receivable related to uninsured accident
    and health plan claims (net of allowances of
    $34,700 and $31,200)                                        227,803              150,133
  Other assets                                                  503,533              308,419
  Premiums in course of collection (net of
    allowances of $18,700 and $13,900)                          149,969               79,299
  Deferred income taxes                                         138,842              253,323
SEPARATE ACCOUNT ASSETS                                      12,381,137           12,819,897
                                                        -------------------
-------------------




TOTAL ASSETS                                          $      27,897,386    $      27,530,067
                                                        ===================
===================

                                                                                (Continued)


==============================================================================================

                                                                      2000            1999
                                                                 ---------------  --------------
LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY BENEFIT LIABILITIES:
    Policy reserves

      Related party                                            $      547,558   $   555,783
      Other                                                        11,497,442    11,181,900
    Policy and contract claims                                        441,326       346,868
    Policyholders' funds                                              197,941       185,623
    Provision for policyholders' dividends                             72,716        70,726
GENERAL LIABILITIES:
    Due to GWL                                                         43,081        35,979
    Due to GWL&A Financial                                            171,347       175,035
    Repurchase agreements                                                            80,579
    Commercial paper                                                   97,631
    Other liabilities                                                 854,024       780,476
    Undistributed earnings on participating business                  165,754       130,638
SEPARATE ACCOUNT LIABILITIES                                       12,381,137    12,819,897
                                                                 ---------------  --------------
        Total Liabilities                                          26,469,957    26,363,504
                                                                 --------------- --------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value, 50,000,000 shares
authorized,
    0 shares issued and outstanding
    Common stock, $1 par value; 50,000,000 shares
      authorized; 7,032,000 shares issued and outstanding               7,032         7,032
    Additional paid-in capital                                        717,704       700,316
    Accumulated other comprehensive income (loss)                      33,672       (84,861)
    Retained earnings                                                 669,021       544,076
                                                                 ---------------  --------------
        Total Stockholder's Equity                                  1,427,429     1,166,563
                                                                 --------------- --------------





TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                     $   27,897,386   $ 27,530,067
                                                                 =============== ==============


See notes to consolidated financial statements.
(Concluded)


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
==============================================================================================
(Dollars in Thousands)

                                                        2000           1999            1998
                                                    -------------  --------------  -------------
REVENUES:

  Premiums

    Related party                                 $              $               $    46,191
    Other (net of premiums ceded totaling
      $115,404, $85,803, and $86,511)                 1,332,566      1,163,183       948,672
  Fee income                                            871,627        635,147       516,052
  Net investment (loss) income
    Related party                                       (14,517)       (10,923)       (9,416)
    Other                                               945,958        886,869       906,776
  Net realized gains on investments                      28,283          1,084        38,173
                                                    -------------  --------------  -------------
                                                      3,163,917      2,675,360     2,446,448
                                                    -------------  -------------- -------------
BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $62,803,
    $80,681, and $81,205)                             1,122,560        970,250       768,474
  Increase in reserves
    Related party                                                                     46,191
    Other                                                53,550         33,631        78,851
  Interest paid or credited to contractholders          490,131        494,081       491,616
  Provision for policyholders' share of earnings
    on participating business                             5,188         13,716         5,908
  Dividends to policyholders                             74,443         70,161        71,429
                                                    -------------  --------------  -------------
                                                      1,745,872      1,581,839     1,462,469
  Commissions                                           204,444        173,405       144,246
  Operating (income) expenses:
    Related party                                          (704)          (768)       (5,094)
    Other                                               775,885        593,575       518,228
  Premium taxes                                          45,286         38,329        30,848
                                                    -------------  --------------  -------------
                                                      2,770,783      2,386,380     2,150,697
INCOME BEFORE INCOME TAXES                              393,134        288,980       295,751
                                                    -------------  -------------- -------------
PROVISION FOR INCOME TAXES:
  Current                                               108,509         72,039        81,770
  Deferred                                               25,531         11,223        17,066
                                                    -------------  -------------- -------------
                                                        134,040         83,262        98,836
                                                    -------------  --------------  -------------
NET INCOME                                        $     259,094  $     205,718   $   196,915
                                                    =============  ============== =============




See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

==============================================================================================
(Dollars in Thousands)


Accumulated

Additional        Other
                                 Preferred Stock              Common Stock
Paid-in      Comprehensive    Retained
                             ------------------------   -------------------------
                               Shares        Amount       Shares   Amount       Capital
Income (Loss)    Earnings      Total
                             ------------  -----------  --------------------   ----------- --------------  -----------  -----------
BALANCE, JANUARY 1, 1998     2,000,800      121,800     7,032,000     7,032       690,748        52,807     313,532     1,185,919
   Net income
196,915       196,915
   Other comprehensive income
8,753                     8,753

-----------
Total comprehensive
income
205,668

-----------
Capital contributions
8,808                                   8,808
Dividends
(80,036)      (80,036)
Purchase of preferred shares (2,000,800)
(121,800)                                                                     (121,800)
                             ------------  -----------  --------------------   ----------- --------------  -----------  -----------
BALANCE, DECEMBER 31, 1998           0            0     7,032,000     7,032     699,556        61,560       430,411     1,198,559

   Net
income
205,718       205,718
   Other comprehensive
loss
(146,421)                 (146,421)

-----------
Total comprehensive
income
59,297

-----------
Dividends
(92,053)      (92,053)
Income tax benefit on stock
  Compensation
760                                     760
                             ------------  -----------  --------------------   ----------- --------------  -----------  -----------
BALANCE, DECEMBER 31, 1999           0            0     7,032,000     7,032    700,316       (84,861)        544,076     1,166,563

   Net
income
259,094       259,094
   Other comprehensive
income
118,533                   118,533

-----------
Total comprehensive
income
377,627

-----------
Dividends
(134,149)     (134,149)
Capital contributions -
  Parent stock options
15,052                                  15,052
Income tax benefit on stock
  Compensation
2,336                                   2,336
                             ------------  -----------  --------------------   ----------- --------------  -----------  -----------
BALANCE, DECEMBER 31, 2000           0   $        0     7,032,000   $  7,032 $     717,704 $      33,672  $  669,021   $ 1,427,429
                             ============  ===========  =========== =========   =========== ==============  ===========  ===========


See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

==============================================================================================
(Dollars in Thousands)

                                                        2000           1999            1998
                                                    -------------  --------------
-------------
OPERATING ACTIVITIES:
  Net income                                      $     259,094  $     205,718   $  196,915
  Adjustments to reconcile net income to net
    cash provided by operating activities:
      Earnings allocated to participating
        Policyholders                                     5,188         13,716        5,908
      Amortization of investments                       (62,428)       (22,514)     (15,068)
      Net realized gains on investments                 (28,283)        (1,084)     (38,173)
      Depreciation and amortization                      41,693         47,339       55,550
      Deferred income taxes                              25,531         11,223       17,066
  Changes in assets and liabilities, net of effects from acquisitions:

      Policy benefit liabilities                        310,511        650,959      938,444
      Reinsurance receivable                            (35,368)        19,636      (43,643)
      Receivables                                      (128,382)       (37,482)      28,467
      Other, net                                       (103,169)      (136,476)    (184,536)
                                                    -------------  -------------- -------------
        Net cash provided by operating activities       284,387        751,035      960,930
                                                    -------------  -------------- -------------

INVESTING ACTIVITIES:
  Proceeds from sales, maturities, and
    redemptions of investments:
    Fixed maturities
        Held-to maturity

           Sales                                          8,571                       9,920
           Maturities and redemptions                   323,728        520,511      471,432
        Available-for-sale

           Sales                                      1,460,672      3,176,802    6,169,678
           Maturities and redemptions                   887,420        822,606    1,268,323
    Mortgage loans                                      139,671        165,104      211,026
    Real estate                                           8,910          5,098       16,456
    Common stock                                         61,889         18,116        3,814
  Purchases of investments:
    Fixed maturities
        Held-to-maturity                               (100,524)      (563,285)    (584,092)
        Available-for-sale                           (2,866,228)    (4,019,465)  (7,410,485)
    Mortgage loans                                       (4,208)        (2,720)    (100,240)
    Real estate                                         (20,570)       (41,482)      (4,581)
    Common stock                                        (52,972)       (19,698)     (10,020)
    Acquisitions, net of cash acquired                   82,214                     (82,669)
                                                    -------------  -------------- -------------
        Net cash (used in) provided by
          investing activities                    $     (71,427) $      61,587   $ (41,438)
                                                    =============  ============== =============


(Continued)


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

==============================================================================================
(Dollars in Thousands)

                                                        2000           1999           1998
                                                    -------------  -------------- -------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits           $    (220,167) $    (583,900)  $ (507,237)
  Due to GWL                                              7,102        (16,898)     (73,779)
  Due to GWL&A Financial                                  3,665        175,035
  Dividends paid                                       (134,149)       (92,053)     (80,036)
  Net commercial paper borrowings
    (repayments)                                         97,631        (39,731)     (14,327)
  Net repurchase agreements repayments                  (80,579)      (163,680)     (81,280)
  Capital contributions                                                             8,808
  Purchase of preferred shares                                                     (121,800)
                                                    -------------  -------------- -------------
        Net cash used in financing activities          (326,497)      (721,227)    (869,651)
                                                    -------------  -------------- -------------

NET (DECREASE) INCREASE IN CASH                        (113,537)        91,395       49,841

CASH, BEGINNING OF YEAR                                 267,514        176,119      126,278
                                                    -------------  ------------ -------------

CASH, END OF YEAR                                 $     153,977  $     267,514   $  176,119
                                                    =============  ============== =============

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:

    Income taxes                                  $      78,510  $      76,150   $  111,493
    Interest                                             21,060         14,125       13,849

Non-cash financing activity:
  Capital contributions - Parent stock options           15,052











See notes to consolidated financial statements.                      (Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998
================================================================================
(Amounts in Thousands, except Share Amounts)

1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

        Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of GWL&A Financial Inc., a holding company formed in 1998 (GWL&A Financial). The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

        On December 31, 2000, the Company and certain affiliated companies completed a corporate reorganization. Prior to December 31, 2000, GWL&A Financial, was an indirect wholly-owned subsidiary of The Great-West Life Assurance Company (GWL). Under the new structure, GWL&A Financial and GWL each continue to be indirectly and directly, respectively, owned by Great-West Lifeco Inc., a Canadian holding company (the Parent or LifeCo), but GWL no longer holds an equity interest in the Company or GWL&A Financial.

        Basis of Presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material inter-company transactions and balances have been eliminated in consolidation.

        Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation. Most significantly, amounts receivable related to uninsured accident and health plan claims and the related allowance for doubtful accounts and the allowance for doubtful accounts for premiums in course of collection were previously included in liabilities. This change in classification has no effect on previously reported stockholder's equity or net income.

        Investments - Investments are reported as follows:

        1. Management determines the classification of fixed maturities at the time of purchase. Fixed maturities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost unless fair value is less than cost and the decline is deemed to be other than temporary, in which case they are written down to fair value and a new cost basis is established (See Note 6).

              Fixed maturities not classified as held-to-maturity are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the net unrealized gains and losses reported as accumulated other comprehensive income (loss) in stockholder's equity. The net unrealized gains and losses on derivative financial instruments used to hedge available-for-sale securities are also included in other comprehensive income (loss).

              The amortized cost of fixed maturities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts using the effective interest method over the estimated life of the related bonds. Such amortization is included in net investment income. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains (losses) on investments.

        2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any valuation reserves. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

              The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgement is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

          3. Real estate is carried at cost. The carrying value of real estate is subject to periodic evaluation of recoverability.

        4.    Investments in common stock are carried at fair value.

        5.    Policy loans are carried at their unpaid balances.

        6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available-for-sale and amortized cost approximates fair value.

          7.   Gains  and  losses   realized  on  disposal  of  investments  are
               determined on a specific identification basis.

        Cash - Cash includes only amounts in demand deposit accounts.

        Internal Use Software - Effective January 1, 1999, the Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use". The Company capitalized $19,709 and $18,373 in internal use software development costs for the years ended December 31, 2000 and 1999, respectively.

        Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions and costs associated with the Company's group sales representatives related to the production of new and renewal business, have been deferred to the extent recoverable. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $36,834, $43,512, and $51,724 in 2000, 1999, and 1998,
        respectively.

        Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, Inc., open-end management investment companies which are affiliates of the Company, shares of other external mutual funds, and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees, and mortality and expense risk charges.

        Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $7,762,065 and $7,169,885 at December 31, 2000 and 1999, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $4,189,716 and $4,468,685 at December 31, 2000 and 1999, respectively, are established at the contractholder's account value.

        Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

        Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

        Participating Fund Account - Participating life and annuity policy reserves are $4,557,599 and $4,297,823 at December 31, 2000 and 1999,
        respectively. Participating business approximates 28.6%, 31.0%, and 32.7% of the Company's ordinary life insurance in force and 85.2%, 94.0%, and 71.9% of ordinary life insurance premium income for the years ended December 31, 2000, 1999, and 1998, respectively.

        The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Earnings allocable to participating policyholders are consistent with established Company practice.

        The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheet. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

        The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from GWL under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA net of a management fee paid to the Company accrue solely for the benefit of the transferred participating policyholders.

        Revenue Recognition - In December 1999, the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101, "Revenue Recognition in Financial Statements," which provides guidance with respect to revenue recognition issues and disclosures. As amended by SAB No. 101B, the Company was required to implement the provisions of SAB No. 101 no later than the fourth quarter of the fiscal year ending December 31, 2000. The adoption of SAB No. 101 did not affect the Company's revenue recognition practices.

        Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for future policy benefit reserves. The average crediting rate on annuity products was approximately 6.2%, 6.2%, and 6.3% in 2000, 1999, and 1998.

        Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset, net of a valuation allowance, will be realized.

        Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee received or paid is amortized over the term of the related agreement and recognized as an adjustment to investment income.

        The Company receives collateral for lending securities that are held as part of its investment portfolio. The company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower.

        Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk associated with invested assets, and therefore, are held for purposes other than trading. Such derivative instruments consist of interest rate swap agreements, interest rate floors and caps, foreign currency exchange contracts, options, interest rate futures, and equity swaps. The settlements paid or received under these contracts is deferred and recognized as an adjustment to net investment income on the accrual method. Gains and losses on foreign exchange contracts are deferred and recognized in net investment income when the hedged transactions are realized.

        Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate or vice versa, to convert from a fixed rate to floating rate. Interest rate floors and caps are interest rate protection instruments that require the payment by a counterparty to the Company of an interest rate differential only if interest rates fall or rise to certain levels. The differential represents the difference between current interest rates and an agreed-upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Written call options are used in conjunction with interest rate swap agreements to effectively convert convertible, fixed rate bonds to non-convertible variable rate bonds as part of the Company's overall asset-liability maturity program. Futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate fixed maturity investments. Equity swap transactions generally involve the exchange of variable market performance of a basket of securities for a fixed interest rate.

        Although derivative financial instruments taken alone may expose the Company to varying degrees of market and credit risk in excess of amounts recognized in the financial statements, when used for hedging purposes, these instruments typically reduce overall market, foreign exchange, and interest rate risk. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into derivative transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur.

        Effective January 1, 2001, the Company adopted FASB Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" as amended by FASB Statement No. 138. The Statements require that all derivative financial instruments be recognized in the financial statements as assets or liabilities and measured at fair value regardless of the purpose or intent for holding them. Gains or losses resulting from changes in the fair value of derivatives are accounted for depending on the intended use of the derivative and whether it qualifies for hedge accounting. Upon adoption, a transition adjustment of approximately $1,000 increased accumulated comprehensive income.

        Stock Options - The Company applies the intrinsic value measurement approach under APB Opinion No. 25, "Accounting for Stock Issued to Employees", to stock-based compensation awards to employees, as interpreted by AIN-APB 25 as it relates to accounting for stock options granted by the Parent to Company employees (See Note 13).

        Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - The Financial Accounting Standards Board (FASB) has issued Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - A replacement of FASB Statement No. 125", which revises the standards for accounting for securitizations and other transfers of financial assets and collateral, and requires certain disclosures. Statement No. 140 will be effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. However, certain disclosure requirements under statement No. 140 were effective December 15, 2000, and these requirements have been incorporated in the Company's financial statements (see Note 6). Management does not anticipate that the adoption of the new Statement will have a significant effect on the financial position or results of operations of the Company.

2.      ACQUISITIONS

        On July 8, 1998, the Company paid $82,669 in cash to acquire all of the outstanding shares of Alta Health & Life Insurance Company (Alta), formerly known as Anthem Health & Life Insurance Company. The purchase price was based on Alta's adjusted book value, and was subject to further minor adjustments. The results of Alta's operations have been combined with those of the Company since the date of acquisition.

        The acquisition was accounted for using the purchase method of accounting and, accordingly, the purchase price was allocated to the net assets acquired based on their estimated fair values. The fair value of tangible assets acquired and liabilities assumed was $379,934 and $317,440, respectively. The goodwill representing the purchase price in excess of fair value of net assets acquired is included in other assets and is being amortized over 30 years on a straight-line basis.

        Assuming the Alta acquisition had been effective on January 1, 1998, pro forma 1998 revenues would have been $2,671,361 and pro forma 1998 net income would have been $191,552. The pro forma financial information is not necessarily indicative of either the results of operations that would have occurred had this agreement been effective on January 1, 1998, or of future operations.

        Effective January 1, 2000, the Company coinsured the majority of General American Life Insurance Company's (General American) group life and health insurance business which primarily consists of administrative services only and stop loss policies. The agreement converted to an assumption reinsurance agreement January 1, 2001. The Company assumed approximately $150,000 of policy reserves and miscellaneous liabilities in exchange for $150,000 of cash and miscellaneous assets from General American.

        Assuming the reinsurance agreement had been effective on January 1, 1999, pro forma 1999 revenues would have been $2,973,247 and pro forma 1999 net income would have been $199,782. The pro forma financial information is not necessarily indicative of either the results of operations that would have occurred had this agreement been effective on January 1, 1999, or of future operations.

        On October 6, 1999, the Company entered into a purchase and sale agreement with Allmerica Financial Corporation (Allmerica) to acquire via assumption reinsurance Allmerica's group life and health insurance business on March 1, 2000. This business primarily consists of administrative services only and stop loss policies. The in-force business was immediately coinsured back to Allmerica and is expected to be underwritten and retained by the Company upon each policy renewal date. The effect of this transaction was not material to the Company's results of operations or financial position.

3.      RELATED-PARTY TRANSACTIONS

        On December 31, 1998, the Company and GWL entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain GWL individual non-participating life insurance policies. The Company recorded $859 in premium income and increase in reserves, associated with certain policies, as a result of this transaction. Of the $137,638 in reserves that was recorded as a result of this transaction, $136,779 was recorded under SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("SFAS No. 97"), accounting principles. The Company recorded, at the GWL's carrying amount, which approximated fair value, the following at December 31, 1998 as a result of this transaction:

     Assets                                Liabilities and Stockholder's Equity

     Cash                        $    24,600    Policy reserves $  137,638
     Deferred income taxes             3,816
     Policy loans                     82,649
     Due from Parent Corporation      19,753
     Other                             6,820
                                   -----------                    -----------
                                 $   137,638                    $  137,638
                                   ===========                    ===========

================================================================================
        In connection with this transaction, GWL made a capital contribution of $5,608 to the Company.

        On September 30, 1998, the Company and GWL entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain GWL individual non-participating life insurance policies. The Company recorded $45,332 in premium income and increase in reserves as a result of this transaction. Of the $428,152 in reserves that was recorded as a result of this transaction, $382,820 was recorded under SFAS No. 97 accounting principles. The Company recorded, at the Parent Corporation's carrying amount, which approximated fair value, the following at September 30, 1998 as a result of this transaction:

     Assets                                            Liabilities and Stockholder's Equity


     Bonds                              $   147,475    Policy reserves             $  428,152
     Mortgages                               82,637    Due to Parent Corporation       20,820
     Cash                                   134,900
     Deferred policy acquisition costs        9,724
     Deferred income taxes                   15,762
     Policy loans                            56,209
     Other                                    2,265
                                          -----------                             -----------
                                        $   448,972                                $  448,972
                                          ===========                             ===========

        In connection with this transaction, GWL made a capital contribution of $3,200 to the Company.

        On September 30, 1998, the Company purchased furniture, fixtures and equipment from GWL for $25,184.

        The Company performs administrative services for the U.S. operations of GWL. The following represents revenue from GWL for services provided pursuant to these service agreements. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies and/or certificates in force.

                                                             Years Ended December 31,

-------------------------------------------
                                                        2000           1999           1998
                                                    -------------  ------------- -------------

     Investment management revenue               $        120    $       130    $       475
     Administrative and underwriting revenue              704            768          5,094

        At December 31, 2000 and 1999, due to GWL includes $17,743 and $10,641 due on demand and $25,338 and $25,338 of notes payable which bear interest and mature on October 1, 2006. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The amounts due on demand to GWL bear interest at the public bond rate (7.0% and 6.7% at December 31, 2000 and 1999, respectively) while the note payable bears interest at 5.4%.

        On May 4, 1999, the Company issued a $175,000 subordinated note to GWL&A Financial, the proceeds of which were used for general corporate purposes. The subordinated note bears interest at 7.25% and is due June 30, 2048. Payments of principal and interest under this subordinated note shall be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Payments of principal and interest on this subordinated note are payable only out of surplus funds of the Company and only at such time as the financial condition of the Company is such that at the time of payment of principal or interest, its surplus after the making of any such payment would exceed the greater of $1,500 or 1.25 times the company action level amount as required by the most recent risk based capital calculations.

        Interest expense attributable to these related party obligations was $14,637, $11,053, and $9,891 for the years ended December 31, 2000,
        1999, and 1998, respectively.

4.      REINSURANCE

        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

        Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2000 and 1999, the reinsurance receivable had a carrying value of $233,968 and $173,322, respectively.

        The following schedule details life insurance in force and life and accident/health premiums:

                                            Ceded         Assumed
Percentage
                                         Primarily to    Primarily                   of
Amount
                             Gross        the Parent     from Other       Net         Assumed
                             Amount      Corporation     Companies       Amount        to Net
                          -------------  -------------  ------------- -------------
-----------
     December 31, 2000:
       Life insurance in force:
         Individual     $ 39,067,268   $  5,727,745   $  7,563,302   $ 40,902,825      18.5%
         Group            75,700,120                    20,610,896     96,311,016      21.4%
                          -------------  -------------  -------------  -------------
             Total      $ 114,767,388  $  5,727,745   $ 28,174,198   $ 137,213,841
                          =============  =============  =============  =============

       Premium Income:
         Life insurance $    349,097   $     35,448   $     88,994   $    402,643      22.1%
                             827,044         79,705        175,294        922,633      19.0%
     Accident/health

                          -------------  -------------  -------------  -------------
             Total      $  1,176,141   $    115,153   $    264,288   $  1,325,276
                          =============  =============  =============  =============


     December 31, 1999:
       Life insurance in force:
         Individual     $ 35,362,934   $  5,195,961   $  8,467,877   $ 38,634,850      21.9%
         Group            80,717,198                     2,212,741     82,929,939       2.7%
                          -------------  -------------  -------------  -------------
             Total      $ 116,080,132  $  5,195,961   $ 10,680,618   $ 121,564,789
                          =============  =============  =============  =============

       Premium Income:
         Life insurance $    306,101   $     27,399   $     46,715   $    325,417      14.4%
                             801,755         58,247         79,753        823,261       9.7%
     Accident/health

                          -------------  -------------  -------------  -------------
             Total      $  1,107,856   $     85,646   $    126,468   $  1,148,678
                          =============  =============  =============  =============

     December 31, 1998:
       Life insurance in force:
         Individual     $ 34,017,379   $  4,785,079   $  8,948,442   $ 38,180,742      23.4%
         Group            81,907,539                     2,213,372     84,120,911       2.6%
                          -------------  -------------  -------------  -------------
             Total      $ 115,924,918  $  4,785,079   $ 11,161,814   $ 122,301,653
                          =============  =============  =============  =============

       Premium Income:
         Life insurance $    352,710   $     24,720   $     65,452   $    393,442      16.6%
                             571,992         61,689         74,284        584,587      12.7%
     Accident/health

                          -------------  -------------  -------------  -------------
             Total      $    924,702   $     86,409   $    139,736   $    978,029
                          =============  =============  =============  =============

5.      NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS


        Net investment income is summarized as follows:

                                                              Years Ended December 31,

-------------------------------------------
                                                         2000           1999           1998
                                                     -------------  ------------- -------------
     Investment income:
       Fixed maturities and short-term investments  $   676,784   $    636,946   $    638,079
       Mortgage loans on real estate                     80,775         88,033        110,170
       Real estate                                       22,068         19,618         20,019
       Policy loans                                     191,320        167,109        180,933
       Other                                                120            138            285
                                                     -------------  ------------- -------------
                                                        971,067        911,844        949,486
     Investment expenses, including interest on
       amounts charged by the related parties
       of $14,637, $11,053, and $9,891                   39,626         35,898         52,126
                                                     -------------  ------------- -------------
     Net investment income                          $   931,441   $    875,946   $    897,360
                                                     =============  ============= =============


        Net realized gains on investments are as follows:

                                                              Years Ended December 31,

-------------------------------------------
                                                         2000           1999           1998
                                                     -------------  -------------
-------------
     Realized gains (losses):
       Fixed maturities                             $   (16,752)  $     (8,321)  $     36,944
       Stocks                                            33,411            463          1,447
       Mortgage loans on real estate                      2,207          1,429            424
       Real estate                                          490            513
       Provisions                                         8,927          7,000
(642)
                                                     -------------  -------------
-------------
     Net realized gains on investments              $    28,283   $      1,084   $     38,173
                                                     =============  =============
=============

6.      SUMMARY OF INVESTMENTS

        Fixed maturities owned at December 31, 2000 are summarized as follows:

                                                 Gross        Gross          Estimated
                                   Amortized   Unrealized   Unrealized      Fair Carrying
                                      Cost       Gains        Losses       Value       Value
                                   ----------- -----------  -----------  -----------
-----------
     Available-for-Sale:
       U.S. Government Agencies  $  1,115,926 $   14,528  $    3,483   $ 1,126,971   $1,126,971
       Collateralized mortgage
         Obligations                  708,707      8,592       7,201       710,098      710,098
       Public utilities               654,729     13,251       7,063       660,917      660,917
       Corporate bonds              3,036,921     66,903      85,559     3,018,265    3,018,265
       Foreign governments             49,505      1,019         376        50,148       50,148
       State and municipalities       815,246     20,424       6,502       829,168      829,168
       Direct mortgage pass-
          through certificates        356,975      2,719       1,091       358,603      358,603
       Mortgage backed                100,786      5,401         363       105,824      105,824
     securities

       Asset backed securities      2,533,214     46,602      19,945     2,559,871    2,559,871
                                   ----------- -----------  -----------  ----------- -----------
                                 $  9,372,009 $  179,439  $  131,583   $ 9,419,865   $9,419,865
                                   =========== ===========  ===========  =========== ===========

        Fixed maturities owned at December 31, 1999 are summarized as follows:

                                                 Gross        Gross      Estimated
                                   Amortized   Unrealized   Unrealized      Fair
Carrying
                                      Cost       Gains        Losses       Value       Value
                                   ----------- -----------  -----------  -----------
-----------
     Held-to-Maturity:
         U.S. Government         $   178,801  $      448  $   10,047   $  169,202   $ 178,801
     Agencies
         Collateralized mortgage

           Obligations                 5,452          19                    5,471       5,452
         Public utilities            281,308       3,956       5,195      280,069     281,308
         Corporate bonds           1,450,576      15,840      22,654     1,443,762   1,450,576
         Foreign governments          10,000         213                   10,213      10,000
         State municipalities        123,160         691       1,494      122,357     123,160
         Direct mortgage pass-
           through certificates
         Mortgage backed
     securities

         Asset backed securities     211,284       2,184       5,961      207,507     211,284
                                   ----------- -----------  -----------  ----------- -----------
                                 $ 2,260,581  $   23,351  $   45,351   $ 2,238,581 $2,260,581
                                   =========== ===========  ===========  ========  ===========


                                                 Gross        Gross      Estimated
                                   Amortized   Unrealized   Unrealized      Fair
Carrying
                                      Cost       Gains        Losses       Value       Value
                                   ----------- -----------  -----------  -----------  -----------
     Available-for-Sale:
       U.S. Government Agencies  $   942,341  $    2,370  $   22,871   $  921,840   $ 921,840
       Collateralized mortgage
         Obligations                 862,250       1,215      38,061      825,404     825,404
       Public utilities              479,868       1,158      13,369      467,657     467,657
       Corporate bonds             1,836,482      19,120      79,079     1,776,523   1,776,523
       Foreign governments            37,864         642         856       37,650      37,650
       State and municipalities      359,367          94      17,598      341,863     341,863
       Direct mortgage pass-
          through certificates       304,099       1,419      11,704      293,814     293,814
       Mortgage backed                51,809          18       1,900       49,927      49,927
     securities

       Asset backed securities     2,079,303       5,140      71,199     2,013,244  2,013,244
                                   ----------- -----------  -----------  --------- -----------
                                 $ 6,953,383  $   31,176  $  256,637   $ 6,727,922 $6,727,922
                                   =========== ===========  ===========  ========= ===========

        The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

        See Note 8 for additional information on policies regarding estimated fair value of fixed maturities.

        The amortized cost and estimated fair value of fixed maturity investments at December 31, 2000, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                         Available-for-Sale

                                   -------------------------------
                                     Amortized        Estimated
                                       Cost          Fair Value

                                   --------------   --------------
     Due in one year or less     $      518,895  $       527,576
     Due after one year
       through five years             2,480,365        2,487,423
     Due after five years
       through ten years              1,167,364        1,172,556
     Due after ten years                772,208          760,118
     Mortgage-backed

       Securities                     1,899,963        1,912,319
     Asset-backed securities          2,533,214        2,559,873
                                   --------------   --------------
                                 $    9,372,009  $     9,419,865
                                   ==============   ==============


        Proceeds from sales of securities available-for-sale were $1,460,672, $3,176,802, and $6,169,678 during 2000, 1999, and 1998, respectively.
        The realized gains on such sales totaled $5,845, $10,080, and $41,136 for 2000, 1999, and 1998, respectively. The realized losses totaled $20,562, $19,720, and $8,643 for 2000, 1999, and 1998, respectively.
        During the years 2000, 1999, and 1998, held-to-maturity securities with amortized cost of $8,571, $0, and $9,920 were sold due to credit deterioration with insignificant gains and losses.

        During the fourth quarter of 2000, the Company transferred all securities classified as held-to-maturity into the available-for-sale category. The Company recorded a $19,908 unrealized gain associated with this transfer in other comprehensive income, net of tax.

        At December 31, 2000 and 1999, pursuant to fully collateralized securities lending arrangements, the Company had loaned $208,702 and $0 of fixed maturities, respectively. The fair value of collateral held by the Company at December 31, 2000, that can be sold or repledged is $212,876. No portion of the collateral had been sold or repledged at December 31, 2000.

        The Company engages in hedging activities to manage interest rate, market and foreign exchange risk. The following table summarizes the 2000 financial hedge instruments:

                                  Notional            Strike/Swap

     December 31, 2000             Amount                Rate                   Maturity
     ------------------------  --------------- --------------------------
----------------------
     Interest Rate Futures   $     171,800           5.17% - 5.68%                3/01
     Interest Rate Caps          1,562,000       7.64% - 11.82% (CMT)         6/00 - 12/06
     Interest Rate Swaps           300,041          4.995% - 8.620%           1/01 - 12/06
     Foreign Currency
       Exchange Contracts           18,371                N/A                  6/05 - 7/06
     Options                       111,400              Various               5/01 - 11/05


        The following table summarizes the 1999 financial hedge instruments:

                                 Notional             Strike/Swap

     December 31, 1999            Amount                 Rate                   Maturity
     ------------------------  --------------  --------------------------
----------------------

     Interest Rate Caps      $   1,362,000       7.64% - 11.82% (CMT)         6/00 - 12/04
     Interest Rate Swaps           217,528            4.94%-6.8%              02/00 - 12/06
     Foreign Currency
       Exchange Contracts           19,478                N/A                 03/00 - 07/06
     Equity Swap                   104,152           5.15% - 5.93%                01/01
     Options                        54,100              Various               01/02 - 12/02

        LIBOR   - London Interbank Offered Rate
        CMT            - Constant Maturity Treasury Rate

        The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 2000, approximately 32% of the Company's mortgage loans were collateralized by real estate located in California.

        The following is information with respect to impaired mortgage loans:

                                                             2000        1999
     =======================================================--------------------
     Loans, net of related allowance for credit losses of
     $12,777 and $14,727                                   $ 21,893  $ 25,877
   Loans with no related allowance for credit losses         12,954    17,880
   Average balance of impaired loans during the year         39,321    43,866
   Interest income recognized (while impaired)                1,648     1,877
   Interest income received and recorded (while impaired)
   using the cash basis method of recognition                 1,632     1,911

        As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $73,518 and $75,691 at December 31, 2000 and 1999, respectively.

        The following table presents changes in the allowance for credit losses:

                                      2000            1999           1998
                                  -------------   -------------  -------------

     Balance, beginning of year $     77,416   $      83,416   $     83,416
     Provision for loan losses        (8,927)         (7,000)           642
     Charge-offs                      (7,247)              -           (787)
     Recoveries                            -           1,000            145
                                  -------------   -------------  -------------
     Balance, end of year       $     61,242   $      77,416   $     83,416
                                  =============   =============  =============

7.      COMMERCIAL PAPER

        The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 2000, commercial paper outstanding of $97,631 had maturities ranging from 11 to 46 days and interest rates ranging from 6.59% to 6.62%. At December 31, 1999, no commercial paper was outstanding.

8.      ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                             December 31,

-----------------------------------------------------------
                                                 2000                           1999
                                      ----------------------------  ----------------------------
                                        Carrying      Estimated        Carrying   Estimated
                                         Amount       Fair Value        Amount    Fair Value
                                      -------------  -------------   ------------ -------------
     ASSETS:

        Fixed maturities and

          short-term investments    $   9,834,247  $  9,834,247   $    9,229,307  $ 9,207,307
        Mortgage loans on real
          estate                          843,371       856,848          974,645      968,964
        Policy loans                    2,809,973     2,809,973        2,681,132    2,681,132
        Common stock                       95,036        95,036           69,240       69,240

     LIABILITIES:
        Annuity contract reserves

          without life                  4,189,716     4,204,907        4,468,685    4,451,465
     contingencies

        Policyholders' funds              197,941       197,941          185,623      185,623
        Due to GWL                         43,081        41,332           35,979       33,590
        Due to GWL&A Financial            171,347       158,222          175,035      137,445
        Repurchase agreements                                             80,579       80,579
        Commercial paper                 97,631         97,631           - -            - -

     HEDGE CONTRACTS:
        Interest rate futures              (1,442)     (1,442)             1,015       1,015
        Interest rate caps                    405           405            4,140       4,140
        Interest rate swaps                 9,232         9,232           (1,494)      (1,494)
        Foreign currency exchange
          contracts                         1,079         1,079              (10)         (10)
        Equity swap                           - -           - -           (7,686)      (7,686)
        Options                            (3,528)       (3,528)          (6,220)      (6,220)

        The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

        The estimated fair-value of fixed maturities that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilized discounted cash flows calculated at current market rates on investments of similar quality and term.

        Mortgage loan fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

        Policy loans accrue  interest  generally at variable rates with no fixed
        maturity  dates  and,  therefore,   estimated  fair  value  approximates
        carrying value.

        The fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current crediting rates for similar products.

        The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

        The estimated fair value of due to GWL is based on discounted cash flows at current market rates on high quality investments.

        The fair value of due to GWL&A Financial reflects the last trading price of the subordinated notes in the public market at December 31, 2000.

        The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

        The estimated fair value of financial hedge instruments, all of which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net loss position for interest rates swaps are $1,858 and $772 of unrealized losses in 2000 and 1999, respectively. Included in the net gain position for foreign currency exchange contracts are $0 and $518 of loss exposures in 2000 and 1999, respectively.

9.      EMPLOYEE BENEFIT PLANS

        The following table summarizes changes for the years ended December 31, 2000, 1999, and 1998, in the benefit obligations and in plan assets for the Company's defined benefit pension plan and post-retirement medical plan. There is no additional minimum pension liability required to be recognized. There were no amendments to the plans due to the acquisition of Alta.

                                                                         Post-Retirement

                                          Pension Benefits                 Medical Plan
                                     ---------------------------- -----------------------------
                                      2000      1999      1998      2000      1999       1998
                                     --------  --------  --------  --------  -------- --------
     Change in benefit obligation

     Benefit obligation at        $  126,130 $ 131,305 $ 115,057 $ 29,228  $ 19,944  $ 19,454
     beginning of year
     Service cost                     7,062     7,853     6,834    2,305     2,186      1,365
     Interest cost                    9,475     8,359     7,927    2,167     1,652      1,341
     Addition of former Alta                    4,155
     employees
     Actuarial loss (gain)            2,510    (22,363)   5,117              3,616     (1,613)
     Prior service for former
     Alta
       Employees                                                             2,471
     Benefits paid                   (4,614)   (3,179)   (3,630)    (682)     (641)      (603)
                                     --------  --------  --------  --------  --------  --------
     Benefit obligation at end    $  140,563 $ 126,130 $ 131,305 $ 33,018  $ 29,228  $ 19,944
     of year
                                     --------  --------  --------  --------  -------- --------

     Change in plan assets

     Fair value of plan assets
     at

       Beginning of year          $  192,093 $ 183,136 $ 162,879 $         $         $
     Actual return on plan assets     6,032    12,055    23,887
     Addition of former Alta
     employees

       and other adjustments                       81
     Benefits paid                   (4,614)   (3,179)   (3,630)
                                     --------  --------  --------  --------  -------- --------
     Fair value of plan assets       193,511   192,093   183,136
     at end of year
                                     --------  --------  --------  --------  -------- --------

     Funded (unfunded) status        52,948    65,963    51,831    (33,018)  (29,228) (19,944)
     Unrecognized net actuarial      (15,239)  (30,161)  (11,405)  3,430     3,464       (113)
     (gain) loss
     Unrecognized prior service       3,073     3,614              2,148     2,310
     cost
     Unrecognized net (asset)
     obligation or
       at transition                 (16,655)  (18,170)  (19,684)  12,928    13,736    14,544
                                     --------  --------  --------  --------  -------- --------
     Prepaid (accrued) benefit    $  24,127  $ 21,246  $ 20,742  $ (14,512)$ (9,718) $ (5,513)
     cost
                                     ========  ========  ========  ========  ========  ========

     Components of net periodic
     benefit cost

     Service cost                 $   7,062  $  7,853  $  6,834  $ 2,305   $ 2,186   $ 1,365
     Interest cost                    9,475     8,360     7,927    2,167     1,652     1,341
     Expected return on plan         (17,567)  (15,664)  (13,691)
     assets
     Amortization of transition      (1,514)   (1,514)   (1,514)     808       808       808
     obligation
     Amortization of
     unrecognized prior
       service cost                     541       541                162       162
     Amortization of gain from
     earlier

       periods                         (879)      (80)                34        38
                                     --------  --------            --------  --------  --------
                                     --------  --------  --------  --------  --------  --------
     Net periodic (benefit) cost  $  (2,882) $   (504) $   (444) $ 5,476   $ 4,846   $ 3,514
                                     ========  ========  ========  ========  ======== ========

     Weighted-average

     assumptions as

     of December 31

     Discount rate                     7.50%     7.50%    6.50%      7.50%     7.50% 6.50%
     Expected return on plan           9.25%     8.50%    8.50%      9.25%     8.50% 8.50%
     assets

     Rate of compensation              5.00%     5.00%    4.00%      5.00%     5.00% 4.00%
     increase

        The Company-sponsored post-retirement medical plan (medical plan) provides health benefits to retired employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Company made no contributions to this plan in 2000, 1999, or 1998.

        Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 7.5% annual rate of increase in the per capita cost of covered health care benefits was assumed. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                   1-Percentage  1-Percentage
                                                      Point         Point
                                                     Increase      Decrease
                                                   ------------  ---------------
     Increase (decrease) on total of service and
       interest cost on components                   $   1,189   $      (812)
     Increase (decrease) on post-retirement benefit      7,220        (5,517)
       obligation

        The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions. For employees hired after January 1, 1999, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2000, 1999, and 1998 totaled $6,130, $5,504, and $3,915, respectively.

        The Company has a deferred compensation plan providing key executives with the opportunity to participate in an unfunded, deferred compensation program. Under the program, participants may defer base compensation and bonuses, and earn interest on their deferred amounts. The program is not qualified under Section 401 of the Internal Revenue Code. Participant deferrals, which are reflected in other liabilities, are $19,264, $17,367, and $16,102 for years ending December 31, 2000,
        1999, and 1998, respectively. The participant deferrals earn interest at a rate based on the average ten-year composite government securities rate plus 1.5%. The interest expense related to the plan for the years ending December 31, 2000, 1999, and 1998 was $1,358, $1,231, and $1,185,
        respectively.

        The Company  also  provides a  supplemental  executive  retirement  plan
        (SERP) to certain key executives. This plan provides key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The expense for this plan for 2000, 1999, and 1998 was $3,023, $3,002, and $2,840,
        respectively. The total liability of $18,794 and $14,608 as of December 31, 2000 and 1999 is included in other liabilities.

10.     FEDERAL INCOME TAXES

        The following is a reconciliation between the federal income tax rate and the Company's effective income tax rate:

                                         2000          1999         1998
                                       ----------   -----------  -----------
     Federal tax rate                      35.0  %       35.0  %      35.0  %
     Change in tax rate resulting from:
       Settlement of GWL tax exposures                   (5.9)
       Other, net                          (0.9)         (0.3)        (1.6)
                                       ----------   -----------  -----------
     Total                                 34.1  %       28.8  %      33.4  %
                                       ==========   ===========  ===========

         The Company's income tax provision was favorably impacted in 1999 by the release of contingent liabilities relating to taxes of the GWL's U.S. branch associated with blocks of business that were transferred from GWL's U.S. branch to the Company from 1989 to 1993; the Company had agreed to the transfer of these tax liabilities as part of the transfer of this business. The release recorded in 1999 reflected the resolution of certain tax issues with the Internal Revenue Service (IRS), and totaled $17,150; however, $8,900 of the release was attributable to participating policyholders and therefore had no effect on the net income of the Company since that amount was credited to the provision for policyholders' share of earnings on participating business in the accompanying 1999 statement of income.

        Excluding the effect of the 1999 tax item discussed above, the effective tax rate for 1999 was 35.2%.

        Temporary differences which give rise to the deferred tax assets and liabilities as of December 31, 2000 and 1999 are as follows:

                                                    2000                         1999
                                          --------------------------   -------------------------
                                           Deferred      Deferred       Deferred     Deferred
                                             Tax            Tax           Tax           Tax
                                            Asset        Liability       Asset
Liability
                                          -----------   ------------   -----------  ------------
     Policyholder reserves              $   114,074                 $      131,587
     Deferred policy acquisition costs               $      48,543                $  49,455
     Deferred acquisition cost

       proxy tax                            110,239                        103,529
     Investment assets                                      35,714          69,561
     Net operating loss carryforwards           444                            444
     Other                                      103                                      582
                                          -----------   ------------   ----------- ------------
             Subtotal                       224,860         84,257         305,121    50,037
     Valuation allowance                     (1,761)                        (1,761)
                                          -----------   ------------   -----------  ------------
             Total Deferred Taxes       $   223,099  $      84,257  $      303,360$   50,037
                                          ===========   ============   ===========  ============

        Amounts included in investment assets above include $21,228 and $(58,711) related to the unrealized gains (losses) on the Company's fixed maturities available-for-sale at December 31, 2000 and 1999, respectively.

        The Company will file a consolidated tax return for 2000. Losses incurred by subsidiaries in prior years cannot be offset against operating income of the Company. At December 31, 2000, the Company's subsidiaries had approximately $1,267 of net operating loss carryforwards, expiring through the year 2015. The tax benefit of subsidiaries' net operating loss carryforwards are included in the deferred tax assets at December 31, 2000 and 1999, respectively.

        The Company's valuation allowance was decreased in 2000, 1999, and 1998 by $0, $(17), and $(1,792), respectively, as a result of the re-evaluation by management of future estimated taxable income in its subsidiaries.

        Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions, which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

11.     COMPREHENSIVE INCOME

        Other comprehensive income at December 31, 2000 is summarized as follows:

                                                  Before-Tax     Tax (Expense)     Net-of-Tax
                                                     Amount        or Benefit         Amount
     =========================================  ---------------  -------------- --------------
     Unrealized gains on available-for-sale
     securities:
        Unrealized holding gains (losses)
          arising
          during the period                   $     204,274    $     (71,495)  $      132,779
        Less:  reclassification adjustment
          for
          losses (gains) realized in net              9,436           (3,303)           6,133
          income
                                                 ---------------  --------------   --------------
        Net unrealized gains                        213,710          (74,798)         138,912
     =========================================     ============  ===============   ==========
     Reserve and  DAC adjustment                    (31,352)          10,973          (20,379)
                                                ---------------  --------------     --------------
                                                ---------------  --------------     --------------
     Other comprehensive income               $     182,358    $     (63,825)  $      118,533
     =========================================  ===============  ==============     ==============

        Other comprehensive loss at December 31, 1999 is summarized as follows:

                                                  Before-Tax     Tax (Expense)     Net-of-Tax
                                                    Amount        or Benefit         Amount
     =========================================  ---------------  --------------   --------------
     Unrealized gains on available-for-sale
     securities:

        Unrealized holding (losses) gains
     arising ring the period                  $    (303,033)   $     106,061   $  (196,972)

        Less:  reclassification adjustment
     for   (gains) losses realized in net            (9,958)           3,485        (6,473)
     income
                                                ---------------  --------------   --------------
        Net unrealized (losses) gains              (312,991)         109,546      (203,445)
        Reserve and  DAC adjustment                  87,729          (30,705)       57,024
                                                ---------------  --------------  --------------
                                                ---------------  --------------  --------------
     Other comprehensive loss                 $    (225,262)   $      78,841   $  (146,421)
     =========================================  ===============  ==============  ==============


        Other  comprehensive  income  at  December  31,  1998 is  summarized  as follows:

                                                  Before-Tax     Tax (Expense)     Net-of-Tax
                                                    Amount        or Benefit         Amount
                                                --------------- -------------------------------
     Unrealized gains on available-for-sale securities:

        Unrealized holding gains (losses)
     arising

           during the period                  $      39,430    $     (13,800)  $       25,630
        Less:  reclassification adjustment
     for

           (gains) losses realized in net           (14,350)           5,022           (9,328)
     income

                                                ---------------  --------------   --------------
        Net unrealized gains (losses)                25,080           (8,778)          16,302
     Reserve and  DAC adjustment                    (11,614)           4,065          (7,549)
                                                ---------------  --------------   --------------
                                                ---------------  --------------   --------------
     Other comprehensive income               $      13,466    $      (4,713)  $        8,753
                                                ===============  ==============   ==============

12.     STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

        At December 31, 2000 and 1999, the Company has 1,500 authorized shares each of Series A, Series B, Series C and Series D cumulative preferred stock; and 2,000,000 authorized shares of non-cumulative preferred stock.

        Dividends of $0, $0, and $6,692 were paid on preferred stock in 2000, 1999, and 1998, respectively. In addition, dividends of $134,149, $92,053, and $73,344 were paid on common stock in 2000, 1999, and 1998, respectively. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.

        The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                                     2000             1999            1998
                                 --------------  ---------------  -------------
                                  (Unaudited)
     Net income                $     293,521   $      253,123   $    225,863
     Capital and surplus           1,083,718        1,004,745        727,124

        In March 1998,  the  National  Association  of  Insurance  Commissioners
        adopted the Codification of Statutory Accounting Principles (Codification). The Codification, which is intended to standardize accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Colorado Division of Insurance will require adoption of Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The Company estimates that the adoption of Codification as modified by the Colorado Division of Insurance will increase statutory net worth as of January 1, 2001, by approximately $105,760 [Unaudited]. (The modifications adopted by the Colorado Division of Insurance had no effect on statutory net worth).

        The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado are subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 2000 were $1,083,718 and $275,231 [Unaudited], respectively. The Company should be able to pay up to $275,231[Unaudited] of dividends in 2001.

13.     STOCK OPTIONS

        The Parent has a stock option plan (the Lifeco plan) that provides for the granting of options on common shares of Lifeco to certain officers and employees of Lifeco and its subsidiaries, including the Company. Options may be awarded with exercise prices of no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the Lifeco plan. As of December 31, 2000, 1999, and 1998, stock available for award to Company employees under the Lifeco plan aggregated 4,808,047, 885,150, and 1,424,400 shares.

        The plan provides for the granting of options with varying terms and vesting requirements. The majority of basic options under the plan vest and become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Other basic options vest and become exercisable one-third per year commencing on various dates from December 31, 2000 to September 30, 2002 and expire ten years from the date of grant. Variable options granted to Company employees totaling 278,000 and 1,832,000 in 1998 and 1997, respectively, become exercisable if certain cumulative financial targets are attained by the end of 2001. If exercisable, the exercise period runs from April 1, 2002 to June 26, 2007. During 2000, the Company determined that it was probable that certain of these options would become exercisable and, accordingly, recorded compensation expense of $15,052 with a corresponding credit to additional paid-in capital as prescribed by AIN-APB 25.

        Additional variable options granted in 1998 and 2000 totaling 380,000 and 120,000, respectively, become exercisable if certain sales or financial targets are attained. During 2000, 1999, and 1998, 13,250, 11,250, and 30,000 of these options vested and accordingly, the Company recognized compensation expense of $151, $23, and $116, respectively. If exercisable, the exercise period expires ten years from the date of grant.

        The following table summarizes the status of, and changes in, Lifeco options granted to Company employees, which are outstanding and the weighted-average exercise price (WAEP) for 2000, 1999, and 1998. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                    2000                   1999                    1998
                            ---------------------  ----------------------
----------------------
                             Options      WAEP      Options       WAEP      Options    WAEP
                            -----------  --------  -----------  ---------  -----------
---------
     Outstanding, Jan. 1     6,567,098 $    9.04    6,544,824 $    8.07     5,736,000 $ 7.71
       Granted               1,386,503     14.88      575,500     16.48       988,000  13.90
       Exercised               351,300      6.77      234,476      5.69        99,176   5.93
       Expired or              120,750     12.10      318,750     13.81        80,000  13.05
       canceled

                            -----------  --------  -----------  ---------  ----------- ---------
     Outstanding, Dec. 31    7,481,551 $    9.83    6,567,098 $    9.04     6,544,824 $ 8.07
                            ===========  ========  ===========  =========  =========== =========

     Options exercisable

       at year-end           2,889,848 $    7.23    2,215,998 $    6.31     1,652,424 $ 5.72
                            ===========  ========  ===========  =========  =========== =========

     Weighted average
     fair
     value of options

     granted during year  $    4.38              $    5.23               $    4.46
                            ===========            ===========             ===========


        The following table summarizes the range of exercise prices for outstanding Lifeco common stock options granted to Company employees at December 31, 2000:

                                        Outstanding                         Exercisable
     ===================  -----------------------------------------   ----------------------------
                                                         Average                      Average
     ===================
          Exercise                         Average      Exercise
Exercise
     ===================
        Price Range          Options         Life         Price        Options         Price
     -------------------  --------------  -----------  ------------ -------------- -----------
     $ 5.65 - 7.50          3,223,248        5.65    $     5.72       2,514,448   $ 5.70
     $10.82 - 15.21         4,096,803        7.66    $    12.77         350,300   $14.28
     $15.91 - 17.95           161,500        8.18    $    17.33          25,100   $17.74


        Of the exercisable Lifeco options, 2,845,348 relate to basic option grants and 44,500 relate to variable grants.

        Power Financial Corporation (PFC), which is the parent corporation of Lifeco, has a stock option plan (the PFC plan) that provides for the granting of options for common shares of PFC to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in 1996, certain officers of the Company participated in the PFC plan in Canada. Under the PFC plan, options may be awarded with exercise price no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the PFC plan. As of December 31, 2000, 1999, and 1998, stock available for award under the PFC plan aggregated 2,790,800, 4,340,800, and 4,400,800 shares.

        Options granted to officers of the Company under the PFC plan become exercisable twenty percent per year commencing on the date of the grant and expire ten years from the date of grant.

        The following table summarizes the status of, and changes in, PFC options granted to Company officers, which remain outstanding and the weighted-average exercise price (WAEP) for 2000, 1999, and 1998. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                    2000                   1999                    1998
                            ---------------------  ----------------------  ----------------------
                             Options      WAEP      Options       WAEP      Options     WAEP
                            -----------  --------  -----------  ---------  ----------- ---------
     Outstanding, Jan. 1,      285,054 $    3.23      355,054 $    2.89     1,076,000 $ 3.05
       Exercised               215,054      3.30       70,000      2.28       720,946   2.98
                            -----------  --------  -----------  ---------  ----------- ---------
     Outstanding, Dec.          70,000 $    2.29      285,054 $    3.23       355,054 $ 2.89
     31,
                            ===========  ========  ===========  =========  =========== =========
     Options exercisable
       at year-end              70,000 $    2.29      285,054 $    3.23       355,054 $ 2.89
                            ===========  ========  ===========  =========  =========== =========

        As of December 31, 2000, the PFC options outstanding have an exercise price of $2.29 and a weighted-average remaining contractual life of 3.33 years.

        The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB 25 under which compensation expenses for stock options are generally not recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock option plan been determined based upon fair value at the grant dates for awards under the plan in accordance with SFAS No. 123, "Accounting for Stock-Based Compensation", the Company's net income would have been reduced by $1,147, $1,039, and $727, in 2000, 1999, and 1998, respectively. The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for those options granted in 2000, 1999, and 1998, respectively: dividend yields of 4.06%, 3.63%, and 3.0%, expected volatility of 30.1%, 32.4%, and 34.05%, risk-free interest rates of 6.61%, 6.65%, and 4.79% and expected lives of 7.5 years.

14.     SEGMENT INFORMATION

        The Company has two reportable segments: Employee Benefits and Financial Services. The Employee Benefits segment markets group life and health and 401(k) products to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers and individuals and offers life
        insurance   products  to  individuals  and  businesses.   The  Company's
        reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels.

        The accounting policies of the segments are the same as those described in Note 1. The Company evaluates performance based on profit or loss from operations after income taxes.

        The Company's operations are not materially dependent on one or a few customers, brokers or agents.

        Summarized segment financial information for the year ended and as of December 31 was as follows:

        Year ended December 31, 2000

        Operations:

                                                 Employee         Financial
                                                 Benefits         Services          Total
     ========================================  --------------   --------------
---------------
     Revenue:
        Premium income                       $   1,142,136   $      190,430   $   1,332,566
        Fee income                                 752,309          119,318         871,627
        Net investment income                       94,800          836,641         931,441
        Realized investment (losses) gains          (3,572)          31,855          28,283
     ========================================  --------------   --------------
---------------
             Total revenue                       1,985,673        1,178,244       3,163,917

     Benefits and Expenses:

        Benefits                                   922,925          822,946       1,745,871
        Operating expenses                         856,463          168,449       1,024,912
     ========================================  --------------   --------------
---------------
             Total benefits and expenses         1,779,388          991,395       2,770,783
     ========================================  --------------   --------------
---------------
                                               --------------   --------------
---------------

     Net operating income before income            206,285          186,849         393,134
     taxes

     ========================================
     Income taxes                                   70,197           63,843         134,040
                                               --------------   --------------
---------------
             Net income                      $     136,088   $      123,006   $     259,094
     ========================================  ==============   ==============
===============

        Assets:

                                                 Employee         Financial
                                                 Benefits         Services          Total
     ========================================  --------------   --------------
---------------
     Investment assets                       $   1,438,650   $   12,239,947   $  13,678,597
     Other assets                                  980,245          857,407       1,837,652
     Separate account assets                     6,537,095        5,844,042      12,381,137
     ========================================  --------------   --------------
---------------
             Total assets                    $   8,955,990   $   18,941,396   $  27,897,386
     ========================================  ==============   ==============
===============


        Year ended December 31, 1999

        Operations:

                                                 Employee         Financial
     ========================================
                                                 Benefits         Services          Total
     ========================================  --------------   --------------
---------------
     Revenue:

     ========================================
        Premium income                       $     990,449   $      172,734   $   1,163,183
     ========================================
        Fee income                                 548,580           86,567         635,147
     ========================================
        Net investment income                       80,039          795,907         875,946
     ========================================
        Realized investment (losses) gains          (1,224)           2,308           1,084
     ========================================  --------------   --------------
---------------
             Total revenue                       1,617,844        1,057,516       2,675,360
     ========================================
     Benefits and Expenses:

     ========================================
        Benefits                                   789,084          792,755       1,581,839
     ========================================
        Operating expenses                         661,119          143,422         804,541
     ========================================  --------------   --------------
---------------
             Total benefits and expenses         1,450,203          936,177       2,386,380
     ========================================  --------------   --------------
---------------
                                               --------------   --------------
---------------

     ========================================
     ========================================
     Net operating income before income            167,641          121,339         288,980
     taxes

     ========================================
     Income taxes                                   51,003           32,259          83,262
                                               --------------   --------------  ---------------
             Net income                      $     116,638   $       89,080   $     205,718
     ========================================  ==============   ==============  ===============


        Assets:

                                                 Employee         Financial
                                                 Benefits         Services          Total
     ========================================  --------------   --------------  ---------------
     Investment assets                       $   1,464,111   $   11,593,944   $  13,058,055
     Other assets                                  741,438          910,677       1,652,115
     Separate account assets                     7,244,145        5,575,752      12,819,897
     ========================================  --------------   --------------  ---------------
             Total assets                    $   9,449,694   $   18,080,373   $  27,530,067
     ========================================  ==============   ==============  ===============


        Year ended December 31, 1998

        Operations:

                                                 Employee         Financial
                                                 Benefits         Services          Total
     ========================================  --------------   --------------  ---------------
     Revenue:

        Premium income                       $     746,898   $      247,965   $     994,863
        Fee income                                 444,649           71,403         516,052
        Net investment income                       95,118          802,242         897,360
        Realized investment gains                    8,145           30,028          38,173
     ========================================  --------------   --------------
---------------
             Total revenue                       1,294,810        1,151,638       2,446,448

     Benefits and Expenses:


        Benefits                                   590,058          872,411       1,462,469
        Operating expenses                         546,959          141,269         688,228
     ========================================  --------------   --------------
---------------
             Total benefits and expenses         1,137,017        1,013,680       2,150,697
     ========================================  --------------   --------------
---------------
                                               --------------   --------------
---------------


     Net operating income before income            157,793          137,958         295,751
     taxes


     Income taxes                                   50,678           48,158          98,836
                                               --------------   --------------  ---------------
             Net income                      $     107,115   $       89,800   $     196,915
     ========================================  ==============   ==============  ===============

The following table, which summarizes premium and fee income by segment, represents supplemental information.

                                           2000            1999             1998
     ===============================  ---------------  --------------   --------------
      Premium Income:
        Employee Benefits


            Group Life & Health     $   1,142,136    $     990,449   $      746,898
     ===============================  ---------------  --------------   --------------
                 Total Employee         1,142,136          990,449          746,898
     Benefits
                                      ---------------  --------------   --------------
                                      ---------------  --------------   --------------
        Financial Services

            Savings                         7,253           14,344           16,765
            Individual Insurance          183,177          158,390          231,200
                                      ---------------  --------------   --------------
                                      ---------------  --------------   --------------
                 Total Financial          190,430          172,734          247,965
                 Services
     ===============================  ---------------  --------------   --------------
             Total premium income   $   1,332,566    $   1,163,183   $      994,863
     ===============================  ===============  ==============   ==============

     Fee Income:

            Employee Benefits


            Group Life & Health     $     648,328    $     454,071   $      366,805
              (uninsured plans)
            401(k)                        103,981           94,509           77,844
     ===============================  ---------------  --------------   --------------
                                      ---------------  --------------   --------------
                 Total Employee           752,309          548,580          444,649
     Benefits
     ===============================  ---------------  --------------   --------------
                                      ---------------  --------------   --------------
        Financial Services

            Savings                       111,201           81,331           71,403
            Individual Insurance            8,117            5,236
                                      ---------------  --------------   --------------
                                      ---------------  --------------   --------------
                 Total Financial          119,318           86,567           71,403
                 Services
     ===============================  ---------------  --------------   --------------
             Total fee income       $     871,627    $     635,147   $      516,052
     ===============================  ===============  ==============   ==============

15.     COMMITMENTS AND CONTINGENCIES

        The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.

[/R]

                                                 C-9
PART C
                                          OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

        (a)    Financial Statements

        The financial statements for Great-West Life & Annuity Insurance Company for the years ended December 31, 2000, 1999 and 1998 and the financial statements for Maxim Series Account for the years ended December 31, 2000 and 1999 are attached to the statement of additional information filed herewith.

        (b)    Exhibits


               (1) Certified copy of resolution of Board of Directors or Depositor establishing Registrant is attached as Exhibit 1.


               (2)  Not applicable.


               (3) Form of underwriting agreement is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the
                    Registration Statement on Form N-4 (File No. 333-44839) filed on August 14, 1998.

               (4) Form of variable annuity contract is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-44839) filed on August 14, 1998.

               (5) Form of application is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-44839) filed on August 14, 1998.

               (6) Copy of Articles of Incorporation and Bylaws of Depositor are incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed by Depositor on Form S-1 (File No. 333-01173) on October 29, 1996, Registration No. 333-01153.


               (7)  Not applicable.


               (8) Form of participation agreement is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the
                    Registration Statement on Form N-4 (File No. 333-44839) filed on August 14, 1998.

               (9) Legal opinion as to the legality of the securities offered is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-44839) filed on August 14, 1998.


               (10)(a)Consent of Jorden Burt LLP is attached as Exhibit 10a.

                    (b)  Written Consent of Deloitte & Touche LLP is attached as
                         Exhibit 10b.


               (11)  Not Applicable.

               (12)  Not Applicable.


               (13) Schedule for  computation of each  performance  quotation is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-44839) filed on August 14, 1998.



Item 25.       Directors and Officers of the Depositor
                                                                        Position and Offices
Name                         Principal Business Address                         with
----                         --------------------------                         --------------
Depositor
-----------

James Balog                  2205 North Southwinds Boulevard            Director
                             Vero Beach, Florida  32963

James W. Burns, O.C.                (4)                                 Director

Orest T. Dackow                     (3)                                 Director

Andre Desmarais                     (4)                                 Director

Paul Desmarais, Jr.                 (4)                                 Director


Robert Gratton                      (5)                                 Chairman


Kevin P. Kavanagh                   (1)                                 Director


William Mackness             696 Whitehaven Cresent                     Director
                             London, Ontario  N6G  4V4



William T. McCallum                 (3)                                 Director, President
                                                                        and
                                                                        Chief Executive Officer

Jerry E.A. Nickerson         H.B. Nickerson & Sons Limited              Director
                             P.O. Box 130
                             275 Commercial Street
                             North Sydney, Nova Scotia B2A 3M2


The Honourable

P. Michael Pitfield, P.C., Q.C.             (4)                         Director

Michel Plessis-Belair, F.C.A.               (4)                         Director


Brian E. Walsh               Veritas Capital Management, LLC            Director
                             115 East Putnam Avenue
                             Greenwich, Connecticut  06830



John A. Brown                       (3)                                 Senior Vice-President,
                                                                        BenefitsCorp Healthcare
                                                                        Markets

Mark Corbett                        (3)                                 Senior Vice President
                                                                        Investments

Donna A. Goldin                             (2)                         Executive Vice President,
                                                                        Chief Operating Officer,

                                                                        One Benefits

                                                                        Corporation

Mitchell T. Graye                   (3)                                 Executive
Vice-President,
Chief Financial Officer


Wayne T. Hoffman                    (3)                                 Senior Vice President
                                                                        Investments


Mark S. Hollen                      (3)                                 Senior Vice President
                                                                        FASCorp

D. Craig Lennox                             (6)                         Senior Vice-President,
                                                                        General Counsel and
                                                                        Secretary

Steven H. Miller                            (2)                         Senior Vice President,
                                                                        Employee Benefits,
                                                                        Sales
                                                                        Position and Offices

James D. Motz                       (2)                                 Executive
Vice-President,
                                                                        Employee Benefits

Charles P. Nelson                   (3)                                 Senior Vice-President
                                                                        Public      Non-Profit
Markets

Martin L. Rosenbaum                 (2)                                 Senior
Vice-President,
                                                                        Employee Benefits
Greg E. Seller                      (3)                                 Senior
Vice-President,
Government Markets

Robert K. Shaw                      (3)                                 Senior Vice-President
                                                                        Individual Markets
George D. Webb                      (3)                                 Senior Vice-President
                                                                        Public/Non-Profit
                      Operations


Warren J. Winer                             (2)                                 Senior    Vice
President
                                                                        Employee Benefits


Douglas L. Wooden                   (3)                                 Executive
Vice-President,
                                                                        Financial Services


Jay W. Wright                       (2)                                 Senior Vice President
_____________________________________                                   Employees Benefits



(1)     100 Osborne Street North, Winnipeg, Manitoba, Canada  R3C 3A5.

(2)     8505 East Orchard Road, Greenwood Village, Colorado  80111.

(3)     8515 East Orchard Road, Greenwood Village, Colorado  80111.

(4)     Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada  H2Y 2J3.

(5)     Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada  H2Y 2J3.

(6)     8525 East Orchard Road, Greenwood Village, Colorado 80111


Item 26.       Persons controlled by or under common control with the Depositor or Registrant
               ------------------------------------------------------------------------------




        (State/Country of Organization) - Nature of Business

Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
           67.4%  - Power Financial Corporation (Canada) - Holding Company
               80.2%  - Great-West Lifeco Inc. (Canada) - Holding Company
                   100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
                       100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                           100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                       100.0%  - Great-West Life & Annuity Capital I (Delaware) - Business
Trust
               100.0% - Great-West Life & Annuity Insurance Company (of which
                      Maxim Series Account is a separate account) (Colorado) -
                      Life and Health Insurance Company 100.0% - First
                      Great-West Life & Annuity Insurance Company (New York) -
                      Life and Health Insurance Company 100.0% - Advised Assets
                      Group, Inc. (Colorado) - Investment Adviser 100.0% - Alta
                      Health & Life Insurance Company (Indiana) - Life and
                      Health Insurance Company
                             100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                      100.0%  - BenefitsCorp, Inc. (Delaware) - Insurance Agency
                             100.0%  - BenefitsCorp Equities, Inc. (Delaware) - Securities
Broker/Dealer
                      100.0%  - National Plan Coordinators of Delaware, Inc. (Delaware) -
                      Third Party Administrator
                             100.0%  - NPC Securities, Inc. (California) - Securities
Broker/Dealer
                             100.0%  - NPC Administrative Services Corporation (California)
                             - Third Party    Administrator
                             100.0%  - Deferred Comp of Michigan, Inc. (Michigan) - Third
                             Party Administrator
                             100.0%  - National Plan Coordinators of Washington, Inc.
                             (Washington) - Third Party Administrator
                             100.0%  - National Plan Coordinators of Ohio, Inc. (Ohio) -
                             Third Party Administrator
                             100.0%  - Renco, Inc. (Delaware) - Third Party Administrator
                             100.0%  - NPC Advisers, Inc. (Delaware) - Investment Adviser
                             100.0%  - P.C. Enrollment Services & Insurance Brokerage, Inc.
                             (Massachusetts) - Insurance Agency
                             100.0%  - One Benefits Corporation (Colorado) - Holding Company
                             100.0%  - One Health Plan of Alaska, Inc. (Alaska) - Preferred
                             Provider Organization
                             100.0%  - One Health Plan of Arizona, Inc. (Arizona) - Health
                             Maintenance Organization
                             100.0%  - One of Arizona, Inc. (Arizona) - Preferred Provider
                             Organization
                             100.0%  - One Health Plan of California, Inc. (California) -
                             Health Maintenance Organization
                             100.0%  - One Health Plan of Colorado, Inc. (Colorado) - Health
                             Maintenance Organization
                             100.0%  - One Health Plan of Florida, Inc. (Florida) - Health
                             Maintenance Organization
                             100.0%  - One Health Plan of Georgia, Inc. (Georgia) - Health
                             Maintenance Organization
                             100.0%  - One Health Plan of Illinois, Inc. (Illinois) - Health
                             Maintenance Organization
                             100.0%  - One Health Plan of Indiana, Inc. (Indiana) - Health
                             Maintenance Organization
                             100.0%  - One Health Plan of Kansas/Missouri, Inc. (Kansas) -
                             Health Maintenance Organization
                             100.0%  - One Health Plan of Maine, Inc. (Maine) - Preferred
                             Provider Organization
                             100.0%  - One Health Plan of Massachusetts, Inc.
                             (Massachusetts) -  Health Maintenance Organization
                             100.0%  - One Health Plan of Michigan, Inc. (Michigan) -
                             Preferred Provider Organization
                             100.0%  - One Health Plan of Minnesota, Inc. (Minnesota) -
                             Preferred Provider Organization
                             100.0%  - One Health Plan of Nevada, Inc. (Nevada) - Preferred
                             Provider Organization
                             100.0%  - One Health Plan of New Hampshire, Inc. (New
                             Hampshire) - Preferred Provider Organization
                             100.0%  - One Health Plan of New Jersey, Inc. (New Jersey) -
                             Health Maintenance Organization
                             100.0%  - One Health Plan of New York, Inc. (New York) -
                             Preferred Provider Organization
                             100.0%  - One Health Plan of North Carolina, Inc. (North
                             Carolina) - Health Maintenance Organization
                             100.0%  - One Health Plan of Ohio, Inc. (Ohio) - Health
                             Maintenance Organization
                             100.0%  - One Health Plan of Oregon, Inc. (Oregon) - Health
                             Maintenance Organization
                             100.0%  - One Health Plan of Pennsylvania, Inc. (Pennsylvania)
                             - Health Maintenance Organization
                             100.0%  - One Health Plan of South Carolina, Inc. (South
                             Carolina) - Preferred Provider Organization
                             100.0%  - One Health Plan of Tennessee, Inc. (Tennessee) -
                             Health Maintenance Organization
                             100.0%  - One Health Plan of Texas, Inc. (Texas) - Health
                             Maintenance Organization
                             100.0%  - One Health Plan, Inc. (Vermont) - Preferred Provider
                             Organization
                             100.0%  - One Health Plan of Virginia, Inc. (Virginia) -
                             Preferred Provider Organization
                             100.0%  - One Health Plan of Washington, Inc. (Washington) -
                             Health Maintenance Organization
                             100.0%  - One Health Plan of Wisconsin, Inc. (Wisconsin) -
                             Preferred Provider Organization
                             100.0%  - One Health Plan of Wyoming, Inc. (Wyoming) -
                             Preferred Provider Organization
                             100.0%  - One Orchard Equities, Inc. (Colorado) - Securities
                             Broker/Dealer
                      100.0%  - Financial Administrative Services Corporation (Colorado) -
                      Third Party Administrator
                      100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation
                       50.0%  - Westkin Properties Ltd. (California) - Real Property
                       Corporation
                      100.0%  - Great-West Benefit Services, Inc.(Delaware) - Leasing Company
                        92.1%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
                      100.0% - GW Capital Management, LLC (Colorado) -
                             Investment Adviser 100.0% - Orchard Capital
                             Management, LLC (Colorado) -
                             Investment Adviser
                             100.0%  - Greenwood Investments, Inc. (Colorado) - Securities
                             Broker/Dealer
                        86.8%  - Orchard Series Fund (Delaware) - Investment Company
                      100.0%  - Orchard Trust Company (Colorado) - Trust Company





Item 27. Number of Contract Owners As of March 6, 2001, there were 91 Contract Owners.




Item 28.              Indemnification

               Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                                  Colorado Business Corporation Act

   Article 109 - INDEMNIFICATION

   Section 7-109-101.  Definitions.

           As used in this Article:

           (1) Corporation includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.


          (2) Director means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign corporation or other person or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. Director includes, unless the context requires otherwise, the estate or personal representative of a director.




           (3)    Expenses includes counsel fees.

           (4) Liability means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.


           (5) Official capacity means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.


           (6) Party includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

           (7) Proceeding means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

   Section 7-109-102.  Authority to indemnify directors.


           (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to a proceeding because the person is or was a director against liability incurred in the proceeding if:

            (a) The person conducted himself or herself in good faith; and

            (b) The person reasonably believed:

            (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

            (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

                  (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

           (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

           (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

           (4)    A corporation may not indemnify a director under this section:

               (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

               (b) In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

          (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Section 7-109-103.  Mandatory Indemnification of Directors.

                  Unless limited by its articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

   Section 7-109-104.  Advance of Expenses to Directors.

           (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

               (a) The director furnishes to the corporation a written affirmation of the director's good faith belief that he or she has met the standard of conduct described in section 7-109-102;


               (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

               (c) A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

           (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

           (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

   Section 7-109-105.  Court-Ordered Indemnification of Directors.

           (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

               (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

               (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102
                    (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section  7-109-106.   Determination  and  Authorization  of  Indemnification  of
Directors.

          (1)  A  corporation   may  not  indemnify  a  director  under  Section
               7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

          (2) The determinations required by subsection (1) of this section shall be made:


                  (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                  (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

           (3)  If a quorum cannot be obtained as contemplated in paragraph
           (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                  (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                  (b)    By the shareholders.

        (4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.



Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

           (1)    Unless otherwise provided in the articles of incorporation:

               (a)  An officer is entitled to  mandatory  indemnification  under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

               (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

               (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

   Section 7-109-108.  Insurance.

                  A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

   Section 7-109-109.  Limitation of Indemnification of Directors.

           (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

           (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

   Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

                  If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                           Bylaws of GWL&A

           Article II, Section 11.  Indemnification of Directors.
                                    ----------------------------

                  The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own wilful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

Item 29.   Principal Underwriter


           (a) ____ BenefitsCorp Equities, Inc. ("BCE") is the principal underwriter and distributor of securities of the Registrant, ___ Future Funds Series Account, Great-West variable Annuity Account A, and Pinnacle Series Account.

           (b)    Directors and Officers of BCE
                                                                   Position and Offices
Name                     Principal Business Address                with Underwriter


Charles P.  Nelson                     (1)                         Chairperson  and President




Gregory E. Seller        18101 Von Karman Ave., Suite 1460          Director  and Vice-President,
                         Irvine, CA  92612                          Major Accounts

Robert K. Shaw                  (1)                                 Director

Douglas L. Wooden               (1)                                 Director


Glen R. Derback                 (1)                                 Treasurer


Beverly A. Byrne                (1)                                 Secretary,      Compliance
                                                                    Officer

Teresa L. Buckley               (1)                                 Compliance Officer




(1)  8515 East Orchard Road, Greenwood Village, CO  80111

   (c) Commissions and other compensation  received by Principal
   Underwriter during registrant's last fiscal year:

                      Net
Name of           Underwriting         Compensation
Principal         Discounts and             on               Brokerage
Underwriter       Commissions           Redemption           Commissions
Compensation

BCE                 -0-                           -0-                      -0-
         -0-


Item 30.   Location of Accounts and Records

           All accounts, books, or other documents required to be maintained by
           Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.   Management Services

           Not Applicable.

Item 32.   Undertakings

               (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

               (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

               (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

               (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

               (e) GWL&A represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by GWL&A.



                                    EXHIBIT 1

                     Certified Copy of Resolution of Board of Directors.





This will certify that the following is a true and correct copy of a resolution passed at a meeting of the Board of Directors of Great-West Life & Annuity Insurance Company duly called and held on the twenty-fourth day of June, 1981, at which meeting a quorum was present and acting throughout, and that said resolution is still in full force and effect:

        That the Company, pursuant to the provisions of Section 40-436 of the Kansas Insurance Code hereby establishes a separate account designated "Insuramerica Series Separate Account" (hereinafter "the Account"), for the following use and purposes, and subject to such conditions as hereafter set forth:

        Further resolved, that the Account shall be established for the purpose of providing for the issuance by the Company of such variable annuity contracts ("Contracts") as the President may designate for such purpose and shall constitute a separate account into which are allocated amounts paid to the Company which are to be applied under the terms of such Contracts; and

        Further resolved, that the income, gains and losses, whether or not realized, from assets allocated to the Account shall, in accordance with the Contracts, be credited to or charged against such Account without regard to other income, gains, or losses of the Company; and

        Further resolved, that the fundamental investment policy of the Account shall be to invest or reinvest the assets of the Account in securities issued by investment companies registered under the Investment Company Act of 1940 as may be specified in the respective Contracts; and

        Further resolved, that five separate investment divisions be, and hereby are, established within the Account to which net payments under the Contracts will be allocated in accordance with instructions received from contractholders, and that the President be, and hereby is, authorized to increase or decrease the number of investment divisions in the Account as he deems necessary or appropriate; and

        Further resolved, that each such investment division shall invest only in the shares of a single mutual fund or a single mutual fund portfolio of an investment company organized as a series fund pursuant to the Investment Company Act of 1940; and

        Further resolved, that each investment division may be comprised of two subdivisions, one to hold the amounts contributed under Contracts issued to retirement plans qualifying for favorable tax treatment under the provisions of the Internal Revenue Code, as amended, and the other to hold amounts contributed under Contracts not issued to such qualified plans; and

        Further resolved, that the President or a Vice President each be, and hereby is, authorized to deposit such amount in the Account or in each investment division thereof as may be necessary or appropriate to facilitate the commencement of the Account's operations; and

        Further resolved, that the President or a Vice President each be and hereby is, authorized to transfer funds from time to time between Insuramerica's general account and the Account in order to establish the Account or to support the operations of the Contracts with respect to the Account as deemed necessary or appropriate and consistent with the terms of the Contracts; and

        Further resolved, that the President of the Company be, and is hereby, authorized to change the designation of the Account to such other designation as he may deem necessary or appropriate; and

        Further resolved, that the appropriate officers of the Company, with such assistance from the Company's auditors, legal counsel and independent consultants or others as they may require, be, and they hereby are, authorized and directed to take all action necessary to: (a) register the Account as a unit investment trust under the Investment Company Act of 1940, as amended; (b) register the Contracts in such amounts, which may be an indefinite amount, as the officers of the Company shall from time to time deem appropriate under the Securities Act of 1933; and (c) take all other actions which are necessary in connection with the offering of said Contracts for sale and the operation of the Account in order to comply with the Investment Company Act of 1940, the Securities Act of 1934, the Securities Exchange Act of 1933 and other applicable federal laws, including the filing of any amendments to registration statements, any undertakings, and any applications for exemptions from the Investment Company Act of 1940 or other applicable federal laws as the officers of the Company shall deem necessary or appropriate; and

        Further resolved, that the President, the Vice President, and Secretary, and each of them with full power to act without the others, hereby are severally authorized and empowered to prepare, execute and cause to be filed with the Securities and Exchange Commission on behalf of the Account, and by the Company as sponsor and depositor, a Form of Notification of Registration on Form N-8A, a Registration ___ Statement registering the Account as an investment company under the Investment Company Act of 1940, and a Registration Statement under the Securities Exchange Act of 1933 registering the Contracts, and any and all amendments to the foregoing on behalf of the Account and the Company and on behalf of and as attorneys for the principal executive officer and/or the principal financial officer and/or the principal accounting officer and/or any other officer of the Company; and

        Further resolved, that R.A. Slepicka, 1675 Broadway, Denver, Colorado is hereby appointed as agent for service under such registration statements and is duly authorized to receive communications and notices from the Securities and Exchange Commission with respect thereto; and

        Further resolved, that the Company be authorized and directed to obtain any required approval with respect to the establishment of the Account and marketing of the Contracts, from the Commissioner of Insurance of Kansas, and any other statutory or regulatory approvals required by the Company as a Kansas corporation; and

        Further resolved, that the appropriate officers of the Company be, and they hereby are, authorized on behalf of the Account and on behalf of the Company to take any and all action they may deem necessary or advisable in order to sell the Contracts, including any registrations, filings and qualifications of the Company, its officers agents and employees, and the Contracts under the insurance and securities laws of any of the states of the United States of America or other jurisdictions, and in connection therewith to prepare, execute, deliver and file all such applications, reports, covenants, resolutions, applications of exemptions, consents to service of process and other papers and instruments as may be required under such laws, and to take any and all further action which said officers or counsel of the Company may deem necessary or desirable (including entering into whatever agreements may be necessary) in order to maintain such registrations or qualifications for as long as said officers or counsel deem it to be in the best interests of the Account and the Company; and

        Further resolved, that the President, the Vice Presidents and the Secretary of the Company be, and they hereby are, each authorized in the names and on behalf of the Account and the Company to execute and file irrevocable written consents on the part of the Account and of the Company to be used in such states wherein such consents to service of process may be required under the insurance or securities laws therein in connection with said registration or qualification of Contracts and to appoint the appropriate state official or such other person as may be allowed by said insurance or securities laws, agent of the Account and of the Company for the purpose of receiving and accepting process; and

        Further resolved, that the President of the Company be, and hereby is, authorized to cause the Company to institute procedures for providing voting rights for owners of such Contracts with respect to securities owned by the Account; and

        Further resolved, that the President, Vice Presidents and Secretary, and each of them, are hereby authorized to execute all agreements and other documents and filings necessary to register the Company as a broker-dealer and principal underwriter of the Contracts, pursuant to the Securities Exchange Act of 1934; and

        Further resolved, that the President of the Company is hereby authorized to execute such agreement or agreements as deemed necessary and appropriate with underwriters and distributors for the Contracts and with one or more qualified banks or other qualified entities to provide administrative and/or custodial services in connection with the establishment and maintenance of the Account and the design, issuance and administration of the Contracts; and

        Further resolved, that the Company be authorized as deemed necessary and appropriate either to enter into an agreement with a qualified custodial bank for the purpose of the safekeeping of the assets of the Account, or to undertake the safekeeping and custody of assets after seeking and obtaining the required exemptive relief from the Securities and Exchange Commission; and

        Further resolved, that the appropriate officers of the Company are hereby authorized to execute whatever agreement or agreements may be necessary or appropriate to enable the Account to invest in securities issued by one or more investment companies registered under the Investment Company Act of 1940 as may be specified in the respective Contracts; and

        Further resolved, that the appropriate officers of the Company, and each of them are hereby authorized to execute and deliver all such documents and papers and to do or cause to be done all such acts and things as they may deem necessary or desirable to carry out the foregoing resolutions and the intent and purposes thereof; and

        Further resolved, that the term "appropriate officers" as used herein, shall include all of the elected and appointed officers of the Company, either severally or individually, subject to any applicable resolutions of the Board of Directors dealing with signing authority for the Company.



Dated at Englewood,                          /s/ Beverly A. Byrne
                                            ----------------------------
Colorado this  25th                         Beverly A. Byrne
              -------
day of  April   , 2001.                     Vice President,      Counsel
       ---------
                                            and Associate Secretary

                                   EXHIBIT 10a

                          Consent of Jorden Burt , LLP







                                 April 27, 2001




Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado 80111

Re:     Maxim Series Account
        Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 File No. 333-44839


Ladies and Gentlemen:

     We have acted as counsel to Great-West Life & Annuity Insurance Company, a Colorado corporation, regarding the federal securities laws applicable to the issuance and sale of the contracts described in the above-referenced registration statement. We hereby consent to the reference to our name under the caption "Legal Matters" in the prospectus filed today with the Securities and Exchange Commission. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                                            Very truly yours,



                                            JORDEN BURT LLP

                                  EXHIBIT 10b

                          Consent of Deloitte & Touche, LLP



INDEPENDENT AUDITORS CONSENT


We consent to the use in this Post-Effective Amendment No. 4 to Registration Statement No. 333-44839 of Maxim Series Account of Great-West Life & Annuity Insurance Company of our report dated February 26, 2001 on the financial statements of Maxim Series Account and our report dated January 29, 2001 on the financial statements of Great-West Life & Annuity Insurance Company and to the reference to us under the heading Experts in the Statement of Additional Information, which is part of such Registration Statement.





DELOITTE & TOUCHE LLP

Denver, Colorado
April 27, 2001

                                          SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 27th day of April, 2001.


                                            MAXIM SERIES ACCOUNT
                                            (Registrant)



                                            By:    s/s William T. McCallum_____
                                                   ----------------------------
                                               William T. McCallum, President
                                               and Chief Executive Officer of
                                               Great-West Life & Annuity
                                               Insurance Company


                                            GREAT-WEST LIFE & ANNUITY
                                            INSURANCE COMPANY
                                            (Depositor)



                                            By:s/sWilliam T. McCallum______
                                               ----------------------------
                                               William T. McCallum, President
                                               and Chief Executive Officer

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                          Date


s/s Robert Gratton________                                   April   27 , 2001
--------------------------
Director and Chairman of the
Board (Robert Gratton)*


s/s William T. McCallum____                                  April    27 , 2001
---------------------------
Director, President and Chief Executive
Officer (William T. McCallum)

Signature and Title                                          Date



s/s Mitchell T.G. Graye_____                                 April   27 , 2001
----------------------------
Executive Vice President, Chief
Financial Officer
(Mitchell T.G. Graye)



s/s James Balog_______                                       April     27, 2001
---------------
Director, (James Balog)*



s/s James W. Burns_____                                      April     27, 2001
-----------------------
Director, (James W. Burns)*



s/s Orest  T. Dackow______                                   April    27, 2001
--------------------------
Director (Orest T. Dackow)*



s/s Andre Desmarais_______                                   April    27, 2001
-------------------
Director (Andre Desmarais)*



s/s Paul Desmarais Jr.______                                 April     27, 2001
----------------------------
Director (Paul Desmarais, Jr.)*



s/s Kevin P. Kavanagh______                                  April      27, 2001
---------------------------
Director (Kevin P. Kavanagh)*









Signature and Title                                          Date


s/s William Mackness______                                   April    27, 2001
--------------------------
Director (William Mackness)*



s/s Jerry E.A. Nickerson______                               April     27, 2001
------------------------------
Director (Jerry E.A. Nickerson)*



s/s P. Michael Pitfield______                                April     27, 2001
-----------------------------
Director (P. Michael Pitfield)*



s/s Michel Plessis-Belair_____                               April     27, 2001
-------------------------
Director (Michel Plessis-Belair)*



s/s Brian E. Walsh_________                                  April     27, 2001
---------------------------
Director (Brian E. Walsh)*




By: s/s D.C. Lennox____                                      April     27, 2001
    ---------------
       D. C. Lennox

        * Attorney-in-fact pursuant to Powers of Attorney filed with the initial Registration Statement on Form N-4 (File No. 333-44839) filed on January 23, 1998.